Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (33.1%)
Communication Services (1.8%)
AST SpaceMobile, Inc.*
3,905,000 2.375%, 10/15/32 $ 4,517,616
35,036,000 2.000%, 01/15/36 30,219,601
12,500,000 EUR Delivery Hero SE Series B*
2.125%, 03/10/29 13,992,176
7,500,000 IMAX Corp.*
0.750%, 11/15/30 9,657,525
37,190,000 JD.com, Inc.~
0.250%, 06/01/29 38,835,658
Live Nation Entertainment, Inc.
15,000,000 3.125%, 01/15/29~ 25,543,200
5,996,000 2.875%, 01/15/30^ 6,937,612
15,000,000 2.875%, 10/15/31* 16,193,250
Lyft, Inc.
6,000,000 0.625%, 03/01/29 6,470,160
20,000,000 0.000%, 09/15/30* 20,230,400
40,000,000 Match Group Financeco 3, Inc.*~
2.000%, 01/15/30 37,018,000
8,952,000 Snap, Inc.
0.500%, 05/01/30 7,379,939
10,383,000 Sphere Entertainment Co.~
3.500%, 12/01/28 42,354,749
25,000,000 Trip.com Group Ltd.~
0.750%, 06/15/29 25,668,000
4,000,000 Weibo Corp.
1.375%, 12/01/30 4,161,440
15,000,000 Xiaomi Best Time International
Ltd.*
0.000%, 12/17/27 15,669,600
Ziff Davis, Inc.
10,000,000 3.625%, 03/01/28* 10,115,300
20,000,000 1.750%, 11/01/26 19,869,000
334,833,226
Consumer Discretionary (5.1%)
175,000,000 Alibaba Group Holding Ltd.^~
0.500%, 06/01/31 241,626,000
19,000,000 Cheesecake Factory, Inc.~
2.000%, 03/15/30 29,034,850
7,000,000 Cracker Barrel Old Country Store,
Inc.
1.750%, 09/15/30 7,435,960
50,000,000 DoorDash, Inc.~
0.000%, 05/15/30 50,419,500
40,000,000 DraftKings Holdings, Inc.~
0.000%, 03/15/28 37,206,000
Etsy, Inc.
15,000,000 1.000%, 06/15/30^ 18,298,500
50,000,000 0.250%, 06/15/28~ 45,873,500
20,000,000 0.125%, 10/01/26~ 20,513,200
18,500,000 Farfetch Ltd.@
0.000%, 05/01/27 161,320
GameStop Corp.
20,000,000 0.000%, 04/01/30 20,075,200
50,000,000 0.000%, 06/15/32^ 49,987,000
6,500,000 Groupon, Inc.*
6.250%, 03/15/27 7,590,245
PRINCIPAL
AMOUNT a a VALUE a
Lucid Group, Inc.*
15,000,000 7.000%, 11/01/31 $ 8,337,600
55,000,000 5.000%, 04/01/30~ 24,440,350
4,000,000 Luminar Technologies, Inc.*
0.000%, 12/15/26 60,000
9,345,000 MakeMyTrip Ltd.^
0.000%, 07/01/30 8,689,822
20,000,000 Marriott Vacations Worldwide
Corp.^~
3.250%, 12/15/27 19,720,200
35,972,000 NCL Corp. Ltd.*~
0.750%, 09/15/30 33,158,270
NIO, Inc.
15,000,000 4.625%, 10/15/30 15,030,900
25,000,000 3.875%, 10/15/29~ 25,288,250
12,500,000 Peloton Interactive, Inc.
5.500%, 12/01/29 21,285,125
Rivian Automotive, Inc.~
45,500,000 4.625%, 03/15/29 51,025,065
62,000,000 3.625%, 10/15/30 64,365,920
66,589,000 Sea Ltd.~
0.250%, 09/15/26 66,252,060
10,245,000 Shake Shack, Inc.~
0.000%, 03/01/28 9,549,262
25,833,000 Stride, Inc.~
1.125%, 09/01/27 40,828,023
12,245,000 Wayfair, Inc.^
3.250%, 09/15/27 17,520,758
7,029,000 Wynn Macau Ltd.*
4.500%, 03/07/29 7,013,396
940,786,276
Consumer Staples (0.2%)
6,806,746 Beyond Meat, Inc.
7.000%, 10/15/30 4,082,074
11,000,000 Hertz Corp.*
5.500%, 10/01/30 2,983,530
10,000,000 Oddity Finance LLC*
0.000%, 06/15/30 7,070,500
15,000,000 Post Holdings, Inc.^~
2.500%, 08/15/27 15,661,800
7,000,000 Spectrum Brands, Inc.^
3.375%, 06/01/29 7,346,430
37,144,334
Energy (0.7%)
15,000,000 Chesapeake Energy Corp.
0.000%, 09/15/26 1,500
12,500,000 Crescent Energy Co.*^
2.750%, 03/15/31 13,198,250
10,000,000 Energy Fuels, Inc.*
0.750%, 11/01/31 9,104,200
23,000,000 EUR Eni SpA Series ENI*
2.950%, 09/14/30 37,245,736
5,000,000 Golar LNG Ltd.^
2.750%, 12/15/30 5,639,500
Liberty Energy, Inc.*
12,500,000 0.000%, 03/01/31 10,960,500
10,000,000 0.000%, 03/01/32^ 8,223,900

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
9,000,000 Northern Oil & Gas, Inc.~
3.625%, 04/15/29 $ 8,903,610
7,473,000 Sable Offshore Corp.
6.500%, 07/01/31 11,218,617
14,000,000 Scorpio Tankers, Inc.*
1.750%, 04/15/31 14,619,780
4,000,000 Stem, Inc.*~
0.500%, 12/01/28 1,317,080
6,000,000 World Kinect Corp.
3.250%, 07/01/28 8,941,440
129,374,113
Financials (1.8%)
37,500,000 BofA Finance LLC~
0.600%, 05/25/27 47,561,625
10,000,000 Boston Properties LP*~
2.000%, 10/01/30 9,825,000
Coinbase Global, Inc.~
45,468,000 0.250%, 04/01/30 40,405,593
40,000,000 0.000%, 10/01/29*^ 34,548,800
21,205,000 0.000%, 10/01/32* 16,378,530
4,750,000 Dave, Inc.*
0.000%, 04/01/31 7,311,913
14,808,000 Euronet Worldwide, Inc.*~
0.625%, 10/01/30 13,387,172
11,000,000 Federal Realty OP LP*~
3.250%, 01/15/29 12,147,630
42,416,000 Global Payments, Inc.
1.500%, 03/01/31 39,293,334
100,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 12,831,531
10,000,000 Healthcare Realty Holdings LP*
3.000%, 01/15/32 10,481,300
75,000,000 HKD Link CB Ltd.*
4.500%, 12/12/27 9,617,241
20,000,000 Ping An Insurance Group Co. of
China Ltd.*
0.875%, 07/22/29 30,032,600
Rexford Industrial Realty LP*
7,500,000 4.375%, 03/15/27^~ 7,487,250
7,500,000 4.125%, 03/15/29 7,428,075
15,060,000 Upstart Holdings, Inc.*
0.000%, 02/15/32 10,691,847
WisdomTree, Inc.
4,000,000 4.625%, 08/15/30* 5,121,640
5,000,000 4.500%, 10/01/31* 6,080,600
4,000,000 3.250%, 08/15/29 6,729,320
327,361,001
Health Care (2.5%)
12,401,000 Alnylam Pharmaceuticals, Inc.*^~
0.000%, 09/15/28 11,306,984
5,000,000 Amphastar Pharmaceuticals, Inc.
2.000%, 03/15/29 4,541,150
13,744,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 17,081,181
Bridgebio Pharma, Inc.
5,000,000 2.250%, 02/01/29~ 5,689,900
7,500,000 0.750%, 02/01/33* 7,761,375
PRINCIPAL
AMOUNT a a VALUE a
27,500,000 CONMED Corp.~
2.250%, 06/15/27 $ 26,928,275
30,000,000 Dexcom, Inc.~
0.375%, 05/15/28 28,584,600
5,000,000 Envista Holdings Corp.
1.750%, 08/15/28 4,968,300
10,000,000 Haemonetics Corp.
2.500%, 06/01/29 10,530,600
Halozyme Therapeutics, Inc.
10,816,000 1.000%, 08/15/28^ 16,470,388
23,190,000 0.875%, 11/15/32*^ 26,253,167
23,190,000 0.000%, 02/15/31*~ 25,704,724
Hims & Hers Health, Inc.*
14,589,000 0.000%, 05/15/30 12,147,239
7,583,000 0.000%, 06/01/32 9,105,515
4,000,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 4,774,080
10,000,000 Innoviva, Inc.~
2.125%, 03/15/28 10,434,900
13,276,000 Integer Holdings Corp.
1.875%, 03/15/30 14,071,498
17,238,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 15,257,699
5,000,000 IRhythm Holdings, Inc.
1.500%, 09/01/29 5,480,900
32,500,000 Jazz Investments I Ltd.~
3.125%, 09/15/30 57,391,425
5,000,000 Lantheus Holdings, Inc.~
2.625%, 12/15/27 6,560,800
Ligand Pharmaceuticals, Inc.*
5,000,000 0.750%, 10/01/30 7,965,050
7,500,000 0.000%, 09/15/31 8,005,650
10,000,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 11,729,400
3,000,000 NeoGenomics, Inc.*
0.750%, 07/01/32 3,939,870
6,500,000 Pacira BioSciences, Inc.
2.125%, 05/15/29 6,649,825
15,000,000 Sarepta Therapeutics, Inc.~
1.250%, 09/15/27 14,235,300
12,500,000 SmileDirectClub, Inc.*@
0.000%, 02/01/26 2,250
Tandem Diabetes Care, Inc.
8,550,000 Series 2024, 1.500%, 03/15/29 8,668,674
5,195,000 0.000%, 03/15/32*^ 4,642,927
16,250,000 Teladoc Health, Inc.^~
1.250%, 06/01/27 15,776,962
Tempus AI, Inc.
14,219,000 0.750%, 07/15/30 13,525,966
5,854,000 0.000%, 05/15/32* 5,701,796
7,500,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 8,762,250
30,000,000 Zoetis, Inc.*~
0.250%, 06/15/29 27,528,900
458,179,520
Industrials (1.3%)
6,489,000 AeroVironment, Inc.
0.000%, 07/15/30 5,912,063

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
35,000,000 Bloom Energy Corp.*~
0.000%, 11/15/30 $ 49,193,550
25,902,000 BWX Technologies, Inc.*
0.000%, 11/01/30 25,005,791
4,500,000 Energy Vault Holdings, Inc.*
5.250%, 03/01/31 4,135,185
12,500,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 7,548,375
12,500,000 Fluor Corp.~
1.125%, 08/15/29 16,234,250
7,000,000 Granite Construction, Inc.
3.750%, 05/15/28 20,854,610
14,795,000 JBT Marel Corp.*
0.375%, 09/15/30 14,881,255
7,500,000 Joby Aviation, Inc.
0.750%, 02/15/32 6,063,900
1,000,000,000 JPY Nikkon Holdings Co. Ltd.*
0.000%, 12/12/31 15,724,144
8,000,000 Pitney Bowes, Inc.*
1.500%, 08/15/30 10,781,120
27,000,000 Uber Technologies, Inc. Series
2028~
0.875%, 12/01/28 31,803,840
10,000,000 Upwork, Inc.
0.250%, 08/15/26 9,979,100
12,500,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 13,826,250
231,943,433
Information Technology (14.5%)
12,500,000 Advanced Energy Industries, Inc.*^
0.000%, 05/15/31 12,198,500
Akamai Technologies, Inc.
65,000,000 1.125%, 02/15/29~ 76,824,150
28,500,000 0.375%, 09/01/27~ 33,910,155
23,422,000 0.250%, 05/15/33~ 33,529,530
17,500,000 0.000%, 05/15/30* 16,377,550
35,000,000 0.000%, 05/15/32*~ 31,896,200
20,000,000 Alarm.com Holdings, Inc.~
2.250%, 06/01/29 19,690,600
14,956,000 Alkami Technology, Inc.
1.500%, 03/15/30 14,344,898
10,000,000 Avnet, Inc.*
1.750%, 09/01/30 14,005,500
15,944,000 Bill Holdings, Inc.
0.000%, 04/01/30 14,069,783
39,921,000 BlackLine, Inc.~
1.000%, 06/01/29 37,312,562
20,000,000 Block, Inc.^~
0.250%, 11/01/27 19,011,600
11,951,000 Box, Inc.
1.500%, 09/15/29 12,459,635
20,000,000 Check Point Software Technologies
Ltd.*~
0.000%, 12/15/30 18,528,000
23,124,000 Ciena Corp.*
0.000%, 09/15/31 21,955,544
22,895,000 Cipher Digital, Inc.*~
0.000%, 10/01/31 37,862,606
PRINCIPAL
AMOUNT a a VALUE a
7,500,000 Cleanspark, Inc.*
0.000%, 02/15/32 $ 7,478,025
Cloudflare, Inc.
25,000,000 0.000%, 08/15/26 35,773,750
25,000,000 0.000%, 06/15/30 34,616,000
25,000,000 Commvault Systems, Inc.*~
0.000%, 09/15/30 22,204,250
CoreWeave, Inc.*~
30,000,000 1.750%, 12/01/31 28,272,300
43,527,000 1.750%, 10/01/32^ 38,424,765
15,000,000 Datadog, Inc.
0.000%, 12/01/29 21,801,150
16,000,000 Enphase Energy, Inc.^~
0.000%, 03/01/28 14,929,600
9,577,000 Five9, Inc.
1.000%, 03/15/29 8,780,960
15,000,000 Guidewire Software, Inc.
1.250%, 11/01/29 15,252,300
10,000,000 InterDigital, Inc.~
3.500%, 06/01/27 39,544,700
IREN Ltd.
4,000,000 Series IREN, 3.500%, 12/15/29 11,694,800
59,584,000 1.000%, 12/01/33*~ 45,162,884
40,000,000 0.250%, 06/01/32*~ 37,428,400
10,770,000 0.000%, 07/01/31*~ 8,327,902
Itron, Inc.~
25,000,000 1.375%, 07/15/30 26,291,750
32,500,000 0.000%, 03/15/32* 33,346,300
Lenovo Group Ltd.*
8,000,000 2.500%, 08/26/29 22,445,840
25,000,000 0.000%, 06/25/33 24,710,000
Lumentum Holdings, Inc.
53,000 1.500%, 12/15/29 541,673
30,000,000 0.375%, 03/15/32*~ 116,994,300
MARA Holdings, Inc.
7,000,000 2.125%, 09/01/31 7,128,870
7,000,000 0.000%, 03/01/30 6,744,780
20,000,000 0.000%, 08/01/32* 17,893,000
Microchip Technology, Inc.
10,000,000 0.750%, 06/01/30 10,399,900
32,000,000 0.000%, 02/15/30* 34,159,040
Mirion Technologies, Inc.*
4,000,000 0.250%, 06/01/30 3,916,520
7,500,000 0.000%, 10/01/31 6,460,950
15,000,000 MKS, Inc.^
1.250%, 06/01/30 30,779,850
Nebius Group NV*
40,048,000 2.750%, 09/15/32^~ 62,970,274
45,000,000 2.625%, 03/15/33 59,805,900
30,337,000 1.250%, 03/15/31 39,919,245
16,605,000 1.000%, 09/15/30^~ 26,556,376
10,000,000 Nova Ltd.*
0.000%, 09/15/30 14,548,600
Nutanix, Inc.
45,903,000 0.500%, 12/15/29 47,819,909
8,960,000 0.250%, 10/01/27^~ 10,795,008
ON Semiconductor Corp.
50,000,000 0.500%, 03/01/29~ 56,631,500
25,000,000 0.000%, 05/01/27~ 39,834,000

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
17,500,000 0.000%, 05/01/31* $ 16,414,650
22,000,000 Onto Innovation, Inc.*
0.000%, 06/01/31 23,896,180
10,000,000 OSI Systems, Inc.*
0.500%, 02/01/31 9,407,200
17,466,000 PagerDuty, Inc.
1.500%, 10/15/28 16,467,818
10,000,000 Penguin Solutions, Inc.*
0.000%, 08/01/31 8,904,800
25,404,000 Rubrik, Inc.
0.000%, 06/15/30 25,212,962
5,000,000 Semtech Corp.*
0.000%, 10/15/30 7,402,300
Snowflake, Inc.
20,000,000 0.000%, 10/01/27~ 37,856,400
47,500,000 0.000%, 10/01/29 94,128,850
Strategy, Inc.
37,500,000 2.250%, 06/15/32^~ 37,062,000
22,500,000 0.875%, 03/15/31 21,068,325
21,000,000 0.625%, 03/15/30 21,865,620
58,681,000 0.000%, 12/01/29 51,905,105
Super Micro Computer, Inc.
30,000,000 3.500%, 03/01/29^ 26,710,500
40,000,000 0.000%, 06/15/30 34,436,000
7,000,000 Synaptics, Inc.^
0.750%, 12/01/31 9,361,660
Terawulf, Inc.*
8,123,000 1.000%, 09/01/31 13,371,189
10,000,000 0.000%, 05/01/32^ 11,976,800
25,000,000 Tyler Technologies, Inc.*
0.500%, 07/15/31 25,480,500
2,373,000 Unity Software, Inc.
0.000%, 03/15/30 2,826,148
20,000,000 Varonis Systems, Inc.
1.000%, 09/15/29 19,098,200
10,000,000 Vishay Intertechnology, Inc.
2.250%, 09/15/30 14,182,500
40,000,000 Western Digital Corp.~
3.000%, 11/15/28 577,448,400
30,000,000 Wix.com Ltd.*
0.000%, 09/15/30 23,478,300
Workiva, Inc.
17,862,000 1.250%, 08/15/28 17,004,624
7,516,000 1.125%, 08/15/26 7,498,037
15,000,000 Xerox Holdings Corp.
3.750%, 03/15/30 5,571,150
25,000,000 Zscaler, Inc.
0.000%, 07/15/28 23,193,500
2,667,591,902
Materials (0.4%)
15,000,000 Amyris, Inc.@
0.000%, 11/15/26 64,200
15,000,000 Centrus Energy Corp.*^~
0.000%, 08/15/32 15,748,200
4,071,000 First Majestic Silver Corp.*
0.125%, 01/15/31 4,314,365
10,000,000 MP Materials Corp.*~
3.000%, 03/01/30 20,411,000
PRINCIPAL
AMOUNT a a VALUE a
15,000,000 Ramaco Resources, Inc.
0.000%, 11/01/31 $ 9,900,450
10,000,000 Stillwater Mining Co.*
4.250%, 11/28/28 17,157,600
67,595,815
Other (0.0%)
8,000,000 Sunnova Energy Corp.
0.000%, 02/15/28 32,560
Real Estate (0.5%)
12,467,000 Compass, Inc.*^
0.250%, 04/15/31 13,001,834
10,000,000 Realty Income Corp.*
3.500%, 01/15/29 10,387,000
Welltower OP LLC*
9,082,000 3.125%, 07/15/29 16,818,320
20,000,000 2.750%, 05/15/28~ 49,012,800
89,219,954
Utilities (4.3%)
15,000,000 Alliant Energy Corp.
3.250%, 05/30/28 15,906,600
CenterPoint Energy, Inc.^
25,000,000 4.250%, 08/15/26 29,341,250
25,000,000 3.000%, 08/01/28* 26,046,250
26,000,000 2.875%, 05/15/29* 25,824,760
CMS Energy Corp.
15,040,000 3.375%, 05/01/28^~ 16,258,390
15,000,000 3.125%, 05/01/31* 14,950,200
65,208,000 Duke Energy Corp.*~
3.000%, 03/15/29 64,416,375
60,000,000 Evergy, Inc.~
4.500%, 12/15/27 82,089,600
30,000,000 Exelon Corp.*^~
3.250%, 03/15/29 30,217,500
55,000,000 FirstEnergy Corp.~
3.875%, 01/15/31 61,569,750
40,000,000 NextEra Energy Capital Holdings,
Inc.~
3.000%, 03/01/27 52,037,600
12,752,000 PG&E Corp.~
4.250%, 12/01/27 13,083,042
20,000,000 Pinnacle West Capital Corp.^
4.750%, 06/15/27 22,761,400
PPL Capital Funding, Inc.~
30,000,000 3.000%, 12/01/30* 30,120,000
42,922,000 2.875%, 03/15/28^ 47,621,959
65,932,000 Southern Co.^
3.250%, 06/15/28 66,490,444
32,419,000 TXNM Energy, Inc.
5.750%, 06/01/54 43,093,604
20,000,000 UGI Corp.^
5.000%, 06/01/28 27,524,800
WEC Energy Group, Inc.
35,000,000 4.375%, 06/01/27~ 40,166,350
40,000,000 4.375%, 06/01/29~ 47,301,200

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
35,000,000 3.375%, 06/01/28 $ 35,596,050
792,417,124
TOTAL CONVERTIBLE BONDS
(Cost $5,057,839,184)
6,076,479,258
CORPORATE BONDS (0.1%)
Financials (0.0%)
5,000,000 PayPal Holdings, Inc.~
2.650%, 10/01/26 4,987,500
Information Technology (0.1%)
6,200,329 LivePerson, Inc.*
10.000%, 12/15/29 4,340,231
4,088,481 Wolfspeed, Inc.
7.000%, 06/15/31 3,508,448
7,848,679
TOTAL CORPORATE BONDS
(Cost $22,843,028)
12,836,179
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (62.6%)
Communication Services (6.4%)
873,433 Alphabet, Inc. - Class A~ 311,055,694
907,079 Alphabet, Inc. - Class C~ 323,509,725
92,601 AST SpaceMobile, Inc.#^ 5,461,607
949,615 AT&T, Inc. 22,078,549
778,519 Comcast Corp. - Class A 18,653,315
273,784 Electronic Arts, Inc. 57,456,310
140,722 Fox Corp. - Class A^ 8,194,242
364,842 Meta Platforms, Inc. - Class A~ 203,111,190
783,352 Netflix, Inc.# 56,174,172
325,000 Roku, Inc.# 47,128,250
125,401 T-Mobile U.S., Inc. 21,658,007
149,874 Trade Desk, Inc. - Class A# 2,703,727
724,667 Verizon Communications, Inc.~ 33,921,662
351,490 Walt Disney Co.~ 33,809,823
1,605,712 Warner Bros Discovery, Inc.# 42,230,226
1,187,146,499
Consumer Discretionary (5.6%)
1,623,529 Amazon.com, Inc.#~ 440,918,006
825,000 Andretti Acquisition Corp. II - Class
A# 8,918,250
134,121 Aptiv PLC# 7,573,813
163,118 Booking Holdings, Inc.~ 31,465,462
562,338 Carnival Corp. Ltd. 15,638,620
414,344 Chipotle Mexican Grill, Inc.# 15,421,884
49,747 Darden Restaurants, Inc.^~ 10,127,494
54,009 DoorDash, Inc. - Class A# 10,594,405
151,128 Dr. Horton, Inc.~ 21,620,372
141,720 eBay, Inc. 16,157,497
723,533 Ford Motor Co.~ 10,621,464
271,642 General Motors Co. 24,138,108
NUMBER OF
SHARES b b VALUE b
188,141 Home Depot, Inc.~ $ 62,455,286
161,660 Las Vegas Sands Corp. 7,903,557
152,206 Lowe's Cos., Inc.~ 31,629,929
300,000 Lucid Group, Inc.#^ 2,214,000
34,570 Lululemon Athletica, Inc.# 4,109,336
120,191 McDonald's Corp.~ 32,528,492
778 MKDWELL Tech, Inc.# 9,212
26,250 Next.e.GO NV# 3
255,001 NIKE, Inc. - Class B~ 10,636,092
386,607 Norwegian Cruise Line Holdings
Ltd.^ 7,163,828
227,884 O'Reilly Automotive, Inc.# 20,361,435
85,904 Ross Stores, Inc.~ 21,567,917
41,230 Royal Caribbean Cruises Ltd.^ 13,123,509
208,636 Starbucks Corp.~ 21,958,939
464,379 Tesla, Inc.#~ 144,519,389
236,085 TJX Cos., Inc.~ 37,145,614
1,030,521,913
Consumer Staples (3.2%)
142,251 Archer-Daniels-Midland Co.~ 11,276,237
3,400,000 Beyond Meat, Inc.#^ 1,924,400
65,364 Boston Beer Co., Inc. - Class A# 11,974,685
91,419 Church & Dwight Co., Inc. 9,033,111
606,565 Coca-Cola Co. 53,129,028
140,955 Colgate-Palmolive Co.~ 12,869,191
70,655 Constellation Brands, Inc. - Class
A^ 9,201,401
55,979 Costco Wholesale Corp.~ 53,285,850
43,151 Dollar General Corp.~ 5,482,335
77,947 Dollar Tree, Inc.# 9,915,638
53,632 Estee Lauder Cos., Inc. - Class A 4,499,725
154,174 General Mills, Inc.^ 5,511,720
3,351,000 Kenvue, Inc. 64,473,240
84,694 Kimberly-Clark Corp.^ 9,257,901
203,009 Kroger Co. 11,721,740
399,824 Mondelez International, Inc. - Class
A 24,913,033
176,012 Monster Beverage Corp.# 16,964,037
186,513 PepsiCo, Inc.~ 26,029,754
334,111 Philip Morris International, Inc.~ 63,755,061
328,142 Procter & Gamble Co.~ 47,413,238
152,526 Sysco Corp. 13,001,316
94,383 Target Corp.~ 13,637,400
931,083 Walmart, Inc.~ 103,536,430
582,806,471
Energy (2.1%)
488,580 Chevron Corp.~ 96,167,201
232,895 ConocoPhillips~ 28,059,190
69,705 EOG Resources, Inc.~ 10,364,437
738,401 ExxonMobil Holdings Corp. 114,777,051
482,415 Kinder Morgan, Inc. 15,524,115
145,807 Marathon Petroleum Corp. 46,143,541
149,722 Occidental Petroleum Corp. 8,544,635

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
96,705 ONEOK, Inc. $ 8,781,781
67,875 Phillips 66~ 14,367,780
215,171 SLB Ltd. 10,670,330
65,666 Valero Energy Corp.~ 20,546,891
243,409 Williams Cos., Inc. 17,413,480
391,360,432
Financials (8.3%)
213,890 Abony Acquisition Corp. I# 2,151,733
119,907 Aflac, Inc.~ 15,285,744
100,000 Aldabra 4 Liquidity Opportunity
Vehicle, Inc.# 1,003,000
93,547 Allstate Corp.~ 24,703,892
107,065 American Express Co.~ 36,000,606
46,875 Ameriprise Financial, Inc. 25,586,250
430,999 Apollo Global Management, Inc. 54,129,164
124,000 Archimedes Tech SPAC Partners
III Co.# 1,264,800
83,623 Arthur J Gallagher & Co. 20,857,249
70,308 Assurant, Inc.^~ 19,629,291
75,000 Averin Capital Acquisition Corp.# 755,250
1,543,987 Bank of America Corp.~ 95,649,995
174,572 Bank of New York Mellon Corp. 27,290,841
252,365 Berkshire Hathaway, Inc. - Class
B#~ 129,094,792
18,112 BlackRock, Inc. 19,749,144
91,972 Blackstone, Inc. 11,749,423
391,771 Brighthouse Financial, Inc.# 24,254,543
107,983 Capital One Financial Corp. 22,569,527
83,122 Cboe Global Markets, Inc. 25,786,938
328,075 Charles Schwab Corp.~ 34,526,613
107,777 Chubb Ltd.~ 37,795,238
264,556 Citigroup, Inc.~ 35,040,442
37,670 CME Group, Inc. 10,087,649
34,043 Coinbase Global, Inc. - Class A^ 4,979,129
197,352 Colombier Acquisition Corp. III# 2,074,170
75,000 Columbus Circle Capital Corp. II# 797,250
175,000 D Boral Acquisition I Corp.# 1,766,625
232,624 DigitalBridge Group, Inc. 3,691,743
111,134 Fiserv, Inc.# 5,994,568
62,993 Global Payments, Inc.^ 5,296,451
101,543 Goldman Sachs Group, Inc.~ 103,409,360
148,010 HCM IV Acquisition Corp.# 1,511,182
150,000 Hennessy Capital Investment Corp.
VIII# 1,519,500
397,015 Huntington Bancshares, Inc. 6,765,136
900,000 Idea Acquisition Corp.# 9,036,000
41,994 Jack Henry & Associates, Inc.^ 6,468,756
459,305 JPMorgan Chase & Co.~ 161,578,906
295,998 KRAKacquisition Corp.# 2,996,980
248,000 Lafayette Digital Acquisition Corp.
I# 2,487,440
98,437 Legato Merger Corp. IV# 998,151
98,670 M Evo Global Acquisition Corp. II# 993,607
46,596 M&T Bank Corp. 11,476,129
NUMBER OF
SHARES b b VALUE b
129,269 Marsh & McLennan Cos., Inc. $ 24,521,037
159,046 Mastercard, Inc. - Class A~ 91,149,263
140,846 MetLife, Inc.~ 13,539,526
237,777 Morgan Stanley~ 50,033,036
783,000 Mountain Lake Acquisition Corp. II# 7,927,875
103,525 Muzero Acquisition Corp.# 1,043,532
30,500 NCR Atleos Corp.# 1,434,415
74,635 Northern Trust Corp. 13,597,751
127,233 PayPal Holdings, Inc. 7,279,000
128,835 ProCap Acquisition Corp. - Class A# 1,330,866
148,010 Proem Acquisition Corp. I# 1,524,503
56,089 Prudential Financial, Inc.~ 6,847,345
300,000 RF Acquisition Corp. III# 3,013,500
48,687 S&P Global, Inc. 20,055,636
200,000 Samos Energy Acquisition Corp.# 1,986,000
500,000 Soren Acquisition Corp.# 5,020,000
147,999 Space Asset Acquisition Corp.# 1,567,309
15,000 SPACSphere Acquisition Corp.# 153,375
110,000 Spartacus Acquisition Corp. II# 1,135,750
70,490 State Street Corp.~ 12,981,438
62,519 Travelers Cos., Inc.~ 23,404,613
142,544 U.S. Bancorp 8,981,697
197,241 Vine Hill Capital Investment Corp.
II# 2,029,610
341,482 Visa, Inc. - Class A~ 125,026,805
886,532 Wells Fargo & Co.~ 76,640,691
140,000 White Pearl Acquisition Corp.# 1,469,300
149,843 X3 Acquisition Corp. Ltd.# 1,538,138
676,855 Xsolla SPAC 1# 6,785,471
1,520,820,689
Health Care (5.6%)
242,549 Abbott Laboratories 25,637,429
304,251 AbbVie, Inc.~ 76,348,746
160,585 Agilent Technologies, Inc. 22,220,146
68,201 Amgen, Inc.~ 26,268,297
179,491 Baxter International, Inc.^ 4,695,485
58,292 Becton Dickinson & Co. 9,654,321
34,879 Biogen, Inc.#~ 7,078,693
546,640 Boston Scientific Corp.# 25,544,487
110,439 Centene Corp.# 6,871,515
46,997 Cigna Group 13,114,513
207,603 CVS Health Corp.~ 21,679,981
140,886 Danaher Corp.~ 27,469,952
95,248 Dexcom, Inc.# 7,948,446
159,409 Edwards Lifesciences Corp.#~ 13,720,333
143,679 Eli Lilly & Co.~ 165,064,182
60,203 GE HealthCare Technologies, Inc. 4,095,008
220,506 Gilead Sciences, Inc. 28,712,086
47,490 HCA Healthcare, Inc. 19,118,999
28,805 Humana, Inc. 10,480,987
79,405 Intuitive Surgical, Inc.# 28,056,169
48,367 IQVIA Holdings, Inc.# 11,367,212
352,648 Johnson & Johnson~ 90,401,315

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
42,721 Labcorp Holdings, Inc.^ $ 13,209,333
29,929 McKesson Corp. 25,624,911
253,860 Medtronic PLC 21,677,105
480,427 Merck & Co., Inc.~ 62,551,595
91,863 Penumbra, Inc.# 29,505,477
1,753,548 Pfizer, Inc.~ 43,856,235
11,578 Regeneron Pharmaceuticals, Inc.~ 8,829,730
17,566 Solventum Corp.# 1,500,839
41,290 Stryker Corp.~ 13,448,153
82,739 Thermo Fisher Scientific, Inc.~ 47,517,008
176,864 UnitedHealth Group, Inc.~ 73,292,442
43,135 Vertex Pharmaceuticals, Inc.# 20,579,709
7,889 Waters Corp.# 2,976,599
44,648 Zimmer Biomet Holdings, Inc.^~ 4,193,787
114,273 Zoetis, Inc. 8,832,160
1,023,143,385
Industrials (5.5%)
70,272 3M Co. 12,387,548
49,333 Allegion PLC^ 7,765,014
94,077 Automatic Data Processing, Inc. 25,067,757
125,596 Boeing Co.#~ 27,146,319
270,674 Carrier Global Corp. 16,730,360
93,762 Caterpillar, Inc.~ 76,398,215
280,137 Copart, Inc.# 8,157,589
709,462 CSX Corp.~ 35,756,885
197,406 D Boral ARC Acquisition I Corp. -
Class A# 1,002,823
48,744 Deere & Co. 28,889,107
71,776 Eaton Corp. PLC 29,801,395
190,242 Emerson Electric Co.~ 28,502,057
45,154 GE Vernova, Inc. 44,715,555
51,886 Generac Holdings, Inc.# 10,227,250
41,812 General Dynamics Corp. 16,031,557
180,613 General Electric Co.~ 65,033,323
79,142 Honeywell Aerospace, Inc.# 16,361,817
79,142 Honeywell International, Inc. 19,235,463
8,129 Hubbell, Inc.^ 3,841,359
59,653 Illinois Tool Works, Inc.~ 17,117,428
163,788 Johnson Controls International PLC 24,021,148
62,976 L3Harris Technologies, Inc. 17,448,131
34,185 Lockheed Martin Corp. 19,920,967
140,876 Masco Corp. 10,069,817
274,024 Norfolk Southern Corp. 91,929,572
33,977 Northrop Grumman Corp. 18,431,843
62,956 Otis Worldwide Corp. 4,529,684
148,574 PACCAR, Inc. 19,712,798
88,295 Paychex, Inc.^ 10,316,388
160,087 Pentair PLC 10,476,093
58,153 Quanta Services, Inc. 38,808,986
337,936 RTX Corp.~ 72,730,478
312,227 Southwest Airlines Co.~ 14,040,848
446,272 Uber Technologies, Inc. 31,399,698
137,134 Union Pacific Corp.~ 40,060,955
NUMBER OF
SHARES b b VALUE b
171,738 United Airlines Holdings, Inc.# $ 20,836,972
113,564 United Parcel Service, Inc. - Class B 11,835,640
21,576 United Rentals, Inc. 23,286,114
46,960 Veralto Corp. 4,422,223
55,535 Verisk Analytics, Inc. 10,820,995
15,000 Voyager Technologies, Inc. - Class
A^ 367,950
106,108 Waste Management, Inc. 24,038,767
78,128 Xylem, Inc. 9,138,632
1,018,813,520
Information Technology (21.5%)
93,597 Accenture PLC - Class A~ 15,529,614
73,225 Adobe, Inc.# 18,336,272
334,137 Advanced Micro Devices, Inc.#~ 159,099,333
289,267 Amphenol Corp. - Class A~ 46,485,207
98,671 Analog Devices, Inc. 36,252,712
2,472,381 Apple, Inc.~ 763,743,215
151,569 Applied Materials, Inc.~ 76,947,034
38,448 AppLovin Corp. - Class A# 15,221,563
162,432 Arista Networks, Inc.# 29,294,611
42,474 Autodesk, Inc.# 9,947,411
787,541 Broadcom, Inc.~ 306,573,960
6,446 Ciena Corp.# 2,430,464
846,544 Cisco Systems, Inc.~ 98,190,639
122,338 Cognizant Technology Solutions
Corp. - Class A~ 6,771,408
8,709 Coherent Corp.# 2,289,509
10,000 CoreWeave, Inc. - Class A#^ 717,700
35,923 Corning, Inc. 4,966,355
217,880 Crowdstrike Holdings, Inc. - Class
A# 41,584,577
71,005 Datadog, Inc. - Class A# 19,027,210
51,124 Flex Ltd.# 5,815,355
75,000 Fusemachines, Inc.# 58,800
41,313 Gartner, Inc.# 6,239,089
238,068 HP, Inc. 6,492,114
692,150 Intel Corp.#~ 62,431,930
113,091 International Business Machines
Corp. 25,292,802
61,774 Intuit, Inc.~ 19,524,908
53,929 Keysight Technologies, Inc.# 17,207,665
176,169 Lam Research Corp. 51,621,040
11,590 Lumentum Holdings, Inc. 8,274,565
122,529 Marvell Technology, Inc. 22,981,539
218,162 Micron Technology, Inc.~ 179,553,871
1,254,805 Microsoft Corp.~ 583,132,980
67,922 NetApp, Inc. 12,124,077
4,173,627 NVIDIA Corp.~ 837,855,620
67,010 NXP Semiconductors NV 15,356,012
104,780 ON Semiconductor Corp. 8,551,096
310,908 Oracle Corp.~ 40,377,622
377,960 Palantir Technologies, Inc. - Class
A#~ 46,511,758

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
151,703 Palo Alto Networks, Inc.# $ 50,339,606
61,242 PTC, Inc.#^ 8,402,402
71,775 Qnity Electronics, Inc. 9,415,445
203,664 QUALCOMM, Inc.~ 30,062,843
193,432 Salesforce, Inc.~ 35,595,357
21,696 Sandisk Corp.# 26,356,952
215,132 ServiceNow, Inc.# 23,929,132
95,509 Skyworks Solutions, Inc. 5,948,301
74,740 Super Micro Computer, Inc.#^ 2,122,616
50,624 Synopsys, Inc.# 19,680,586
61,307 TE Connectivity PLC 12,610,237
96,290 Teradyne, Inc. 35,404,870
144,747 Texas Instruments, Inc.~ 39,912,538
27,767 Tyler Technologies, Inc.#^ 8,596,663
47,719 Western Digital Corp.^ 25,999,220
279,148 Wolfspeed, Inc.#^ 6,593,476
35,785 Workday, Inc. - Class A#^ 5,737,767
3,949,519,648
Materials (0.9%)
56,092 Air Products & Chemicals, Inc.~ 16,540,970
221,754 CAD Allied Gold Corp.# 4,024,269
45,731 Avery Dennison Corp. 7,761,923
159,412 Corteva, Inc. 12,547,318
47,849 DuPont de Nemours, Inc. 6,555,313
436,811 Freeport-McMoRan, Inc. 27,357,473
295,911 James Hardie Industries PLC# 7,779,500
122,540 Linde PLC~ 58,620,685
68,879 PPG Industries, Inc. 7,612,507
15,000 Ramaco Resources, Inc. - Class A#^ 137,550
41,256 Sherwin-Williams Co. 14,062,108
162,999,616
Other (0.1%)
197,792 American Drive Acquisition Co. -
Class C# 2,047,147
98,317 Daedalus Special Acquisition Corp.# 1,016,598
24,573 ITHAX Acquisition Corp. III# 252,610
500,000 Jackson Acquisition Co. II# 5,587,500
197,792 Launchpad Cadenza Acquisition
Corp. I# 1,983,854
73,670 Leapfrog Acquisition Corp.# 756,591
100,000 Safeguard Acquisition Corp.# 1,038,500
12,682,800
Real Estate (0.9%)
47,772 Alexandria Real Estate Equities, Inc. 2,457,869
65,918 American Tower Corp.~ 11,427,544
92,095 Camden Property Trust 10,205,047
126,849 Crown Castle, Inc. 9,678,579
71,653 Digital Realty Trust, Inc. 13,508,023
12,628 Equinix, Inc. 12,871,468
482,808 Healthpeak Properties, Inc. 10,539,699
56,952 Mid-America Apartment
Communities, Inc. 7,537,028
NUMBER OF
SHARES b b VALUE b
188,396 Prologis, Inc.~ $ 27,243,946
31,363 Public Storage^~ 10,166,944
271,821 Realty Income Corp.^ 17,361,207
88,683 Regency Centers Corp. 7,120,358
137,970 UDR, Inc. 5,264,935
111,582 Welltower, Inc. 26,159,284
171,541,931
Special Purpose Acquisition Companies (1.1%)
90,000 Aeon Acquisition I Corp.# 911,250
68,913 Alchemy Investments Acquisition
Corp. 1# 816,619
200,000 Alpex Acquisition Corp.# 2,026,000
300,000 Alussa Energy Acquisition Corp. II# 3,064,500
150,000 AmperCap Acquisition Co.# 1,502,250
150,000 Aperture AC - Class A# 1,497,000
300,000 Apogee Acquisition Corp.# 3,076,500
345,000 ARC Group Acquisition I Corp.# 3,562,125
100,000 Axiom Intelligence Acquisition
Corp. 1# 1,067,000
24,591 Black Hawk Acquisition Corp. -
Class A# 302,223
50,000 Bleichroeder Acquisition Corp. III# 505,000
123,189 Blue Acquisition Corp.# 1,393,884
300,000 Blue Water Acquisition Corp. IV# 3,015,000
9,819 Cantor Equity Partners V, Inc. - Class
A# 102,069
9,912 Cantor Equity Partners VII, Inc. -
Class A# 99,913
225,000 Cartesian Growth Corp. IV# 2,246,625
200,000 CH4 Natural Solutions Corp.# 2,012,000
73,866 ChampionsGate Acquisition Corp.# 794,059
100,000 Chenghe Acquisition III Co.# 1,047,500
9,915 Churchill Capital Corp. XIII# 102,719
400,000 Collective Acquisition Corp. II# 4,012,000
50,000 Columbus Circle Capital Corp. III# 499,500
300,000 East West Ave Acquisition Corp.# 2,973,000
300,000 Energy Transition Special
Opportunities# 3,000,000
196,912 EQV Ventures Acquisition Corp. II# 2,049,854
250,000 Everest Consolidator Acquisition
Corp.#‡‡‡ 2,880,000
24,640 FIGX Capital Acquisition Corp.# 261,677
247,477 Forefront Tech Holdings Acquisition
Corp.# 2,516,841
175,000 FortuneX Acquisition Corp.# 1,765,750
231,000 Four Leaf Acquisition Corp. - Class
A# 2,541,000
300,000 Freedom Metals Acquisition Corp.
- Class C# 2,992,500
175,000 Future Money Acquisition Corp.# 1,783,250
49,561 FutureCorp Space Acquisition 1# 500,566
496,419 FutureTech II Acquisition Corp. -
Class A# 5,966,956
125,000 Futurewave Acquisition Corp.# 1,261,250
100,000 Galata Acquisition Corp. II# 1,047,500

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
49,377 Globa Terra Acquisition Corp.# $ 516,237
700,000 Gores Holdings X, Inc. - Class A# 7,301,000
300,000 Gores Holdings XI, Inc.# 3,049,500
585,000 GSR V Acquisition Corp.# 6,230,250
175,000 Harvard Ave Acquisition Corp.# 1,835,750
98,585 Highview Merger Corp.# 1,025,777
250,000 Indigo Acquisition Corp.# 2,582,500
250,000 InterPrivate Investment Partners
V, Inc.# 2,485,000
250,000 Iron Dome Acquisition I Corp.# 2,530,000
26,570 Israel Acquisitions Corp. - Class A# 344,214
175,000 JAB Acquisition Corp. I# 1,762,250
100,000 Keen Vision Acquisition Corp.# 1,151,000
200,000 Keystone Acquisition Corp.# 2,036,000
125,000 LaFayette Acquisition Corp.# 1,270,000
123,208 Lightwave Acquisition Corp.# 1,312,165
200,000 Long Table Growth Corp.# 2,010,000
24,606 M3-Brigade Acquisition VI Corp.# 252,827
980,100 Mak Acquisition Corp.# 10,085,229
74,250 Mak Acquisition Corp. - Class B# 663
275,000 Maywood Acquisition Corp. 2# 2,796,750
150,000 Meridian3 Industrials Acquisition
Corp.# 1,498,500
125,000 Miluna Acquisition Corp.# 1,325,000
150,000 Mountain Crest Acquisition 6
Corp.# 1,527,000
300,000 NewHold Investment Corp. III -
Class A# 3,216,000
275,000 Oceanhawk Acquisition Corp.# 2,800,875
24,642 Oxley Bridge Acquisition Ltd.# 261,452
123,093 Oyster Enterprises II Acquisition
Corp. - Class A# 1,270,320
200,000 Patriot Acquisition Corp.# 2,014,000
60,000 Peace Acquisition Corp.# 625,200
225,000 Pelican Acquisition II Corp.# 2,238,750
9,856 Pioneer Acquisition I Corp.# 102,453
250,000 Plutonian Acquisition Corp. II# 2,537,500
500,000 Pono Capital Four, Inc.# 5,212,500
300,000 QDRO Acquisition Corp.# 3,078,000
750,000 Quantum Leap Acquisition Corp. -
Class A# 7,492,500
14,770 Quetta Acquisition Corp.# 171,184
147,613 Range Capital Acquisition Corp. II# 1,535,175
200,000 Shreya Acquisition Group# 2,061,000
750,000 Siddhi Acquisition Corp. - Class A# 7,845,000
500,000 Silverbox Corp. IV - Class A# 5,435,000
250,000 Snow Rothschild Acquisition Corp.# 2,508,750
197,506 Solarius Capital Acquisition Corp.# 2,042,212
250,000 Southern Cross Acquisition I Corp.# 2,512,500
445,959 Starlink AI Acquisition Corp.# 4,526,484
600,000 Stellar V Capital Corp. - Class A# 6,360,000
75,000 Texas Ventures Acquisition IV
Corp.# 753,750
10,000 Trailblazer Acquisition Corp.# 102,350
NUMBER OF
SHARES b b VALUE b
371,532 Translational Development
Acquisition Corp.# $ 4,023,692
467,706 Vendome Acquisition Corp. I# 4,981,069
300,000 Vernal Capital Acquisition Corp.# 3,138,000
150,000 West Enclave Merger Corp.# 1,563,000
49,244 Wintergreen Acquisition Corp.# 516,077
198,568 Yorkville International Capital
Corp.# 2,001,565
203,049,850
Utilities (1.4%)
3,438,138 AES Corp.~ 50,471,866
132,750 American Electric Power Co., Inc. 16,972,087
103,195 Consolidated Edison, Inc. 11,232,776
277,798 Dominion Energy, Inc.~ 19,215,288
168,552 Duke Energy Corp.~ 21,141,477
81,015 Edison International 5,944,071
150,917 Entergy Corp.^ 16,241,688
320,565 Exelon Corp. 14,688,288
170,816 FirstEnergy Corp.^~ 8,252,121
278,553 NextEra Energy, Inc. 24,211,827
209,068 NiSource, Inc.^ 9,288,891
131,243 Public Service Enterprise Group,
Inc.~ 10,063,713
187,606 Southern Co. 17,736,271
380,686 TXNM Energy, Inc. 22,049,333
150,161 Xcel Energy, Inc.^ 11,742,590
259,252,287
TOTAL COMMON STOCKS
(Cost $5,579,483,095)
11,513,659,041
CONVERTIBLE PREFERRED STOCKS (5.7%)
Communication Services (1.2%)
4,300,000
Alphabet, Inc.~
6.250%, 05/15/29# 215,766,000
Financials (0.5%)
975,000
ARES Management Corp.^~
6.750%, 10/01/27 40,092,000
1,300,000
KKR & Co., Inc.^
6.250%, 03/01/28 56,407,000
96,499,000
Health Care (0.6%)#
300,000
BrightSpring Health Services,
Inc.^~
6.750%, 02/01/27 59,844,000
100,000
Bruker Corp.
6.375%, 09/01/28 46,690,000
106,534,000
Industrials (0.3%)
370,000
Boeing Co.#~
6.000%, 10/15/27 24,719,700
500,000
QXO, Inc.^
5.500%, 05/15/28 20,250,000

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
158,887
VSE Corp.#^
5.750%, 02/01/29 $ 8,068,282
53,037,982
Information Technology (1.9%)
1,050,000
Hewlett Packard Enterprise Co.~
7.625%, 09/01/27 130,756,500
1,000,000
Microchip Technology, Inc.
7.500%, 03/15/28 64,280,000
1,132,732
Oracle Corp.#^~
6.500%, 01/15/29 47,438,816
450,000
Shift4 Payments, Inc.
6.000%, 05/01/28 29,529,000
200,000
Strategy, Inc.#‡‡
8.000% 11,912,000
1,500,000
Super Micro Computer, Inc.#^
7.000%, 06/01/29 75,555,000
359,471,316
Materials (0.2%)
600,000
Albemarle Corp.~
7.250%, 03/01/27 29,868,000
Utilities (1.0%)
NextEra Energy, Inc.
500,000 7.234%, 11/01/27# 24,465,000
500,000 7.299%, 06/01/27 26,600,000
927,433 7.375%, 02/15/29# 44,238,554
571,201
PG&E Corp.
6.000%, 12/01/27 24,224,635
550,000
PPL Corp.#
7.000%, 02/15/29 25,839,000
900,000
Southern Co.#^
7.125%, 12/15/28 44,685,000
190,052,189
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $950,471,614)
1,051,228,487
EXCHANGE-TRADED FUND (1.0%)
Other (1.0%)
251,909
SPDR
®
S&P 500
®
ETF Trust^
(Cost $185,641,178) 188,183,580
PRINCIPAL
AMOUNT a a VALUE a
INVESTMENT IN AFFILIATED FUND (1.8%)
Other (1.8%)
35,117,150
Calamos Short-Term Bond Fund
(Cost $350,000,000) 333,261,752
NUMBER OF
SHARES b b VALUE b
PREFERRED STOCK (0.1%)
Information Technology (0.1%)
150,000
Strategy, Inc.^
10.000% ‡‡
(Cost $13,454,391) $ 14,214,000
RIGHTS (0.0%)#
Consumer Staples (0.0%)
277,808
Mirati Therapeutics, Inc.‡‡‡
(Expire 12/31/99) 277,808
Other (0.0%)
125,125
Akero Therapeutics, Inc.‡‡‡
(Expire 12/31/99) 93,844
Special Purpose Acquisition Companies (0.0%)
150,000
Aperture AC
(Expire 01/31/32) 33,000
4,918
Black Hawk Acquisition Corp.
(Expire 06/20/25) 7,131
55,000
Oak Woods Acquisition Corp.
(Expire 12/31/49) 8,800
123,093
Oyster Enterprises II Acquisition
Corp.
(Expire 03/31/30) 17,233
1,477
Quetta Acquisition Corp.
(Expire 11/30/24) 960
750,000
Siddhi Acquisition Corp.
(Expire 09/15/29) 131,287
198,411
TOTAL RIGHTS
(Cost $492,644)
570,063
WARRANTS (0.0%)#
Communication Services (0.0%)
200,000 PSQ Holdings, Inc.
07/19/28, Strike $11.50 7,740
625,000 TNL Mediagene
12/05/29, Strike $11.50 688
8,428
Consumer Discretionary (0.0%)
22,968 Allurion Technologies, Inc.
08/01/30, Strike $8.10 263
412,500 Andretti Acquisition Corp. II
10/24/29, Strike $11.50 90,750
83,333 Carbon Revolution PLC
11/03/28, Strike $11.50 1,033
25,000 ECARX Holdings, Inc.
12/21/27, Strike $11.50 1,081
75,000 flyExclusive, Inc.
05/28/28, Strike $11.50 14,078
250,000  FST Corp.
10/15/29, Strike $11.50 25

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
20,000 Grove Collaborative Holdings, Inc.
06/16/27, Strike $57.50 $ 161
750,000 KIDZ AI, Inc.
04/07/30, Strike $57.50 9,750
35,000 Lanvin Group Holdings Ltd.
12/14/27, Strike $11.50 25
33,333 Lotus Technology, Inc.
02/23/29, Strike $11.50 1,865
140,000 MKDWELL Tech, Inc.
07/31/29, Strike $11.50 1,491
200,000 Nogin, Inc.
08/26/27, Strike $11.50 20
183,737 Scage Future
06/27/30, Strike $11.50 4,869
125,411
Consumer Staples (0.0%)
83,333 African Agriculture Holdings, Inc.
06/12/28, Strike $11.50 8
500,000 Psyence Biomedical Ltd.
01/25/29, Strike $11.50 17,500
17,508
Energy (0.0%)
250,000 AleAnna, Inc.
12/13/29, Strike $11.50 57,500
25,000 Crown Lng Holdings Ltd.
10/18/28, Strike $11.50 25
250,000 New Era Energy & Digital, Inc.
12/06/29, Strike $11.50 500,000
200,000 Vast Renewables Ltd.
07/01/28, Strike $11.50 100
87,500 Zeo Energy Corp.
03/14/29, Strike $11.50 2,362
559,987
Financials (0.0%)
187,500 Beneficient
03/14/28, Strike $11.50 2,231
462,500 CoinShares PLC
03/31/31, Strike $11.50 286,750
100,000 Content Checked Holdings, Inc.
12/11/29, Strike $11.50 26,315
250,000 DigiAsia Corp.
04/02/29, Strike $11.50 25
412,500 Innventure, Inc.
10/02/29, Strike $11.50 408,375
723,696
Health Care (0.0%)
625,000 Abpro Holdings, Inc.
11/12/29, Strike $11.50 1,625
156,250 American Oncology Network, Inc.
09/20/28, Strike $11.50 109
500,000 Baird Medical Investment Holdings
Ltd.
10/02/29, Strike $11.50 21,925
100,000  Envoy Medical, Inc.
09/29/28, Strike $11.50 3,445
NUMBER OF
SHARES b b VALUE b
750,000 Holdco Nuvo Group DG Ltd.
05/01/29, Strike $11.50 $ 375
146,040 LakeShore Biopharma Co. Ltd.
03/15/28, Strike $11.50 891
62,500 Ocean Biomedical, Inc.
02/14/28, Strike $11.50 6
200,000 OmniAb, Inc.
11/01/27, Strike $11.50 11,760
200,000 Prenetics Global Ltd.
05/17/27, Strike $8.91 2,880
425,000 QT Imaging Holdings, Inc.
12/31/28, Strike $11.50 51,000
350,000 Semnur Pharmaceuticals, Inc.
09/22/30, Strike $11.50 27,650
81,526 Spectral AI, Inc.
12/31/27, Strike $11.50 40,763
1,000,000 Tevogen, Inc.
11/04/26, Strike $57.50 39,700
202,129
Industrials (0.0%)
289,507 Aeries Technology, Inc.
10/20/26, Strike $11.50 6,138
285,000 AERWINS Technologies, Inc.
02/03/28, Strike $11.50 28
50,000 AirJoule Technologies Corp.
03/15/29, Strike $11.50 56,000
1,000,000 Bitcoin Depot, Inc.
06/30/28, Strike $11.50 100
25,000 Bridger Aerospace Group Holdings,
Inc.
01/24/28, Strike $11.50 6,658
98,703 D Boral ARC Acquisition I Corp.
05/06/30, Strike $11.50 68,105
200,000 Electriq Power Holdings, Inc.
07/31/28, Strike $11.50 600
10,000 Falcon's Beyond Global, Inc.
10/06/28, Strike $11.50 12,700
250,000 Heramba Electric PLC
10/10/28, Strike $11.50 1,425
300,000 LanzaTech Global, Inc.
12/31/28, Strike $11.50 5,310
75,000 MultiSensor AI Holdings, Inc.
12/19/28, Strike $11.50 1,605
625,000 Murano Global Investments PLC
03/30/29, Strike $11.50 3,813
166,666 Rain Enhancement Technologies
Holdco, Inc.
01/02/30, Strike $11.50 26,100
350,000 Semilux International Ltd.
02/06/29, Strike $1.00 35
250,000 Solidion Technology, Inc.
03/15/27, Strike $1.00 22,500
750,000 Southland Holdings, Inc.
02/14/28, Strike $11.50 17,700
42,500 SunPower, Inc.
07/31/28, Strike $11.50 1,657
750,000  Volato Group, Inc.
12/03/28, Strike $11.50 6,187

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
250,000 ZOOZ Strategy Ltd.
04/04/29, Strike $11.50 $ 5,025
241,686
Information Technology (0.0%)
250,000 Airship AI Holdings, Inc.
12/26/28, Strike $11.50 102,500
350,000 Alpha Modus Holdings, Inc.
12/16/29, Strike $11.50 7,595
1,000,000 Blaize Holdings, Inc.
01/08/30, Strike $11.50 190,000
166,666 Brand Engagement Network, Inc.
03/14/29, Strike $11.50 18,400
1,000,000 CID Holdco, Inc.
11/17/26, Strike $11.50 7,400
375,000 Fusemachines, Inc.
10/22/30, Strike $11.50 20,531
450,000 Helport AI Ltd.
08/05/29, Strike $11.50 10,170
50,000 iLearningEngines Holdings, Inc.
04/16/29, Strike $11.50 5
6,250 Liminatus Pharma LLC
04/30/30, Strike $11.50 462
125,000 Nvni Group Ltd.
11/01/28, Strike $11.50 2,137
625,000 Roadzen, Inc.
11/30/28, Strike $11.50 73,188
350,000 Rubicon Technologies, Inc.
04/01/27, Strike $11.50 35
257,038 SCHMID Group NV
08/25/28, Strike $11.50 300,734
100,000 SMX Security Matters PLC
03/07/28, Strike $11.50 1,940
192,245 Spectaire Holdings, Inc.
10/17/28, Strike $11.50 827
250,000 SpringBig Holdings, Inc.
06/14/27, Strike $11.50 125
250,000 Syntec Optics Holdings, Inc.
11/08/28, Strike $11.50 243,050
20,000 Veea, Inc.
09/17/29, Strike $11.50 990
313,928 Xerox Holdings Corp.^
02/14/28, Strike $8.00 96,910
500,000 Zapata Quantum, Inc.
03/23/28, Strike $11.50 1,100
1,078,099
Materials (0.0%)
1,179,322 Blue Gold Ltd.
06/25/30, Strike $11.50 94,346
126,666 Bolt Projects Holdings, Inc.
08/13/29, Strike $11.50 266
500,000 Lifezone Metals Ltd.
07/05/28, Strike $11.50 135,025
229,637
Other (0.0%)
525,800  Devvstream Corp.
10/28/26, Strike $1.00 52
NUMBER OF
SHARES b b VALUE b
150,000 SharonAI Holdings, Inc.
12/16/30, Strike $11.50 $ 20,250
328,694 Stablecoinx, Inc.
06/26/32, Strike $11.50 121,617
300,000 Teamshares, Inc.
04/17/30, Strike $11.50 420,000
200,000 Zoomcar Holdings, Inc.
07/01/28, Strike $11.50 420
562,339
Special Purpose Acquisition Companies (0.0%)
500,000 Aetherium Acquisition Corp.
01/03/29, Strike $11.50 50
25,000 Alchemy Investments Acquisition
Corp. 1
06/26/28, Strike $11.50 400
750,000 AltEnergy Acquisition Corp.
11/02/28, Strike $11.50 825
250,000 Athena Technology Acquisition
Corp. II
10/17/28, Strike $11.50 17,500
500,000 Aura FAT Projects Acquisition Corp.
06/02/27, Strike $11.50 14,400
33,333 BlueRiver Acquisition Corp.
01/04/26, Strike $11.50 7
250,000 byNordic Acquisition Corp.
02/09/27, Strike $11.50 29,500
375,000 Cactus Acquisition Corp. 1 Ltd.
10/29/26, Strike $11.50 11,250
400,000 Canna-Global Acquisition Corp.
02/09/28, Strike $11.50 40
500,000 Cartesian Growth Corp. II
07/12/28, Strike $11.50 180,000
12,500 CERo Therapeutics Holdings, Inc.
02/14/29, Strike $11.50 45
750,000 Chain Bridge I
12/31/28, Strike $11.50 1,125
300,286 Clean Energy Special Situations
Corp.
01/12/27, Strike $11.50 30
166,666 Compass Digital Acquisition Corp.
10/15/28, Strike $11.50 17
92,316 Concord Acquisition Corp. II
12/31/28, Strike $11.50 988
6,666 Constellation Acquisition Corp. I
12/31/27, Strike $11.50 2,069
133,333 Crown PropTech Acquisitions
03/11/27, Strike $11.50 13
750,000 DP Cap Acquisition Corp. I
11/09/26, Strike $11.50 18,750
125,000 Energem Corp.
03/10/23, Strike $11.50 13
625,000 Everest Consolidator Acquisition
Corp.
07/19/28, Strike $11.50 12,562
8,600 Fold Holdings, Inc.
02/14/30, Strike $11.50 759
60,000  Four Leaf Acquisition Corp.
05/12/28, Strike $11.50 6

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
500,000 FutureTech II Acquisition Corp.
02/16/27, Strike $11.50 $ 300
225,000 GCT Semiconductor Holding, Inc.
12/31/28, Strike $11.50 69,750
500,000 Genesis Growth Tech Acquisition
Corp.
05/19/28, Strike $11.50 90,000
175,000 Gores Holdings X, Inc.
06/20/31, Strike $11.50 130,489
925,000 Hadron Energy, Inc.
09/11/29, Strike $11.50 129,500
500,000 Healthcare AI Acquisition Corp.
12/14/26, Strike $11.50 5,600
438,223 InFinT Acquisition Corp.
05/19/27, Strike $11.50 3,550
125,000 Integral Acquisition Corp. 1
12/14/28, Strike $11.50 1,875
154,135 Integrated Wellness Acquisition
Corp.
10/31/28, Strike $11.50 6,320
750,000 Investcorp Europe Acquisition
Corp. I
11/23/28, Strike $11.50 15,900
30,000 Israel Acquisitions Corp.
02/28/28, Strike $11.50 220
250,000 IX Acquisition Corp.
11/24/26, Strike $11.50 2,500
43,750 Jaws Mustang Acquisition Corp.
06/01/30, Strike $11.50 1,750
100,000 Keen Vision Acquisition Corp.
09/15/28, Strike $11.50 2,020
490,050 Mak Acquisition Corp.
10/29/30, Strike $11.50 475,348
228,160 Marblegate Capital Corp.
04/07/30, Strike $11.50 11,619
150,000 NewHold Investment Corp. III
04/17/30, Strike $11.50 259,500
55,000 Oak Woods Acquisition Corp.
05/17/28, Strike $11.50 880
625,000 Papaya Growth Opportunity Corp. I
12/31/28, Strike $11.50 31,312
500,000 Pearl Holdings Acquisition Corp.
12/15/26, Strike $11.50 10,050
500,000 Pinstripes Holdings, Inc.
09/30/28, Strike $11.50 1,500
250,000 Plum Acquisition Corp. III
03/31/28, Strike $11.50 75,000
50,000 Pyrophyte Acquisition Corp.
05/03/28, Strike $11.50 22,000
750,000 Quantum Leap Acquisition Corp.
06/05/31, Strike $11.50 119,925
133,333 Ross Acquisition Corp. II
02/12/26, Strike $11.50 12,027
166,666 Silverbox Corp. IV
09/24/29, Strike $11.50 23,383
7,500 Slam Corp.
02/23/26, Strike $11.50 1
12,384  Spark I Acquisition Corp.
11/27/28, Strike $11.50 14,737
NUMBER OF
SHARES b b VALUE b
250,000 Spree Acquisition Corp. 1 Ltd.
12/22/28, Strike $11.50 $ 7,175
300,000 Stellar V Capital Corp.
03/24/30, Strike $11.50 91,350
333,333 Target Global Acquisition I Corp.
12/31/27, Strike $11.50 3,933
185,766 Translational Development
Acquisition Corp.
02/13/30, Strike $11.50 351,098
2,260,961
TOTAL WARRANTS
(Cost $6,834,463)
6,009,881
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
Communication Services (0.0%)
13,975
36,754,250
Warner Bros Discovery, Inc. Call,
08/21/26, Strike $29.00 181,675
Other (0.1%)
9,500
7,115,234,000
S&P 500
®
Index Put, 08/31/26,
Strike $6,800.00 11,637,500
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $30,577,927)
11,819,175
OVER THE COUNTER PURCHASED OPTIONS (0.2%)#
Communication Services (0.0%)
90
103,981,500,000
JPY CyberAgent, Inc. Call, 11/16/29,
Strike $88.81 1,866,053
50
57,767,500,000
JPY CyberAgent, Inc. Call, 11/16/29,
Strike $89.46 1,014,982
130
2,362,750,000,000
JPY JFE Holdings, Inc. Call, 09/08/28,
Strike $94.99 800,934
3,681,969
Consumer Discretionary (0.0%)
100
117,785,000,000
JPY ANA Holdings, Inc. Call, 12/08/28,
Strike $86.09 2,501,371
150
7,017,000,000,000
JPY Daiwa House Industry Co. Ltd. Call,
03/30/29, Strike $93.88 1,254,359
340 JPY Daiwa House Industry Co. Ltd. Call,
03/30/29, Strike $94.46 2,718,203
500,000,000
2,339,000,000,000
JPY Daiwa House Industry Co. Ltd. Call,
03/30/29, Strike $94.87 425,159
50
9,875,000,000
JPY Park24 Company, Ltd. Call,
02/24/28, Strike $92.03 425,627
7,324,719
Industrials (0.1%)
300
477,177,000,000
JPY INFRONEER Holdings, Inc. Call,
03/30/29, Strike $92.59 13,941,248

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
70
75,011,300,000
JPY Nagoya Railroad Co. Ltd. Call,
06/15/29, Strike $93.29 $ 954,912
80
85,727,200,000
JPY Nagoya Railroad Co. Ltd. Call,
06/16/28, Strike $95.68 790,084
15,686,244
Materials (0.0%)
130
3,681,600,000,000
JPY Kansai Paint Co. Ltd Call,
03/08/29, Strike $94.43 2,025,280
150
3,115,500,000,000
JPY Kobe Steel Ltd. Call, 12/14/28,
Strike $93.03 2,078,376
50
1,038,500,000,000
JPY Kobe Steel Ltd. Call, 12/14/28,
Strike $94.85 680,063
100
2,077,000,000,000
JPY Kobe Steel, Ltd. Call, 12/14/28,
Strike $92.11 760,504
100
107,117,000,000
JPY Nippon Steel Corp. Call, 09/14/28,
Strike $95.37 1,302,886
6,847,109
Other (0.1%)
200
311,106,000,000
JPY Rohm Co. Ltd. Call, 04/24/29,
Strike $96.74 8,328,802
TOTAL OVER THE COUNTER
PURCHASED OPTIONS
(Cost $19,195,732)
41,868,843
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.8%)
338,344,434
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $338,344,434) $ 338,344,434
TOTAL INVESTMENTS (106.5%)
(Cost $12,555,177,690)
19,588,474,693
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%) (338,344,434)
LIABILITIES, LESS OTHER ASSETS (-4.7%)
(855,323,425)
NET ASSETS (100.0%) $ 18,394,806,834
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-23.1%)
Communication Services (-1.6%)
(243,500) Alphabet, Inc.Class A, (86,717,655)
(205,000) Alphabet, Inc.Class C, (73,113,250)
(634,000) JPY CyberAgent, Inc. (5,799,862)
(315,022) Fox Corp.Class A, (18,343,731)
(134,500) IMAX Corp. (6,434,480)
(175,000) JD.com, Inc. (ADR) (5,776,750)
(182,913) Live Nation Entertainment, Inc. (31,850,641)
NUMBER OF
SHARES b b VALUE b
(695,270) Lyft, Inc.Class A, $ (11,026,982)
(79,347) Match Group, Inc. (3,127,065)
(96,846) Snap, Inc.Class A, (454,208)
(288,500) Sphere Entertainment Co. (41,327,625)
(161,600) Trip.com Group Ltd. (ADR) (7,596,816)
(231,448) Weibo Corp. (ADR) (1,886,301)
(15,000) Ziff Davis, Inc. (796,200)
(294,251,566)
Consumer Discretionary (-2.2%)
(1,382,000) Alibaba Group Holding Ltd. (ADR) (168,949,500)
(217,100) Cheesecake Factory, Inc. (22,018,282)
(52,500) Cracker Barrel Old Country Store,
Inc. (2,960,475)
(102,000) DoorDash, Inc.Class A, (20,008,320)
(144,559) Etsy, Inc. (11,807,579)
(1,337,800) GameStop Corp.Class A, (29,057,016)
(70,000) Groupon, Inc. (1,930,600)
(100) Lucid Group, Inc. (738)
(16,000) MakeMyTrip Ltd. (911,200)
(2,000) Marriott Vacations Worldwide Corp. (195,020)
(1,716,400) NIO, Inc. (ADR) (8,376,032)
(574,930) Norwegian Cruise Line Holdings
Ltd. (10,653,453)
(2,293,129) Peloton Interactive, Inc.Class A, (14,653,094)
(3,585,800) Rivian Automotive, Inc.Class A, (54,575,876)
(10,200) Shake Shack, Inc.Class A, (640,050)
(452,355) Stride, Inc. (36,319,583)
(172,333) Wayfair, Inc.Class A, (14,631,072)
(1,430,000) HKD Wynn Macau Ltd. (1,035,703)
(398,723,593)
Consumer Staples (-0.3%)
(4,801) Brink's Co. (568,679)
(490,251) Kimberly-Clark Corp. (53,589,337)
(18,600) Oddity Tech Ltd.Class A, (263,748)
(68,930) Post Holdings, Inc. (6,300,891)
(17,500) Spectrum Brands Holdings, Inc. (1,553,475)
(62,276,130)
Energy (-0.4%)
(520,000) Crescent Energy Co.Class A, (5,964,400)
(355,000) Energy Fuels, Inc. (4,061,200)
(1,103,594) EUR Eni SpA (30,517,169)
(58,000) Golar LNG Ltd. (2,850,700)
(380,500) Liberty Energy, Inc. (7,119,155)
(106,368) Northern Oil & Gas, Inc. (2,249,683)
(1,147,740) Sable Offshore Corp. (6,071,545)
(93,839) Scorpio Tankers, Inc. (7,306,304)
(170,467) World Kinect Corp. (6,794,815)
(72,934,971)
Financials (-1.0%)
(423,870) Apollo Global Management, Inc. (53,233,833)
(235,200) ARES Management Corp.Class A, (30,126,768)
(98,728) Coinbase Global, Inc.Class A, (14,439,957)

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
(15,800) Dave, Inc. $ (5,888,502)
(55,846) Euronet Worldwide, Inc. (3,983,495)
(398,000) KKR & Co., Inc. (40,369,140)
(3,456,000) HKD Ping An Insurance Group Co. of
China Ltd.Class H, (25,845,966)
(97,500) Upstart Holdings, Inc. (2,675,400)
(415,964) WisdomTree, Inc. (8,057,223)
(184,620,284)
Health Care (-1.8%)
(3,000) Alnylam Pharmaceuticals, Inc. (616,560)
(15,480) Amphastar Pharmaceuticals, Inc. (308,671)
(123,000) Arrowhead Pharmaceuticals, Inc. (10,411,950)
(94,060) Bridgebio Pharma, Inc. (7,533,265)
(981,990) BrightSpring Health Services, Inc. (58,634,623)
(695,340) Bruker Corp. (43,695,166)
(40,257) Dexcom, Inc. (3,359,447)
(34,406) Envista Holdings Corp. (939,628)
(46,400) Haemonetics Corp. (3,969,056)
(540,224) Halozyme Therapeutics, Inc. (44,590,089)
(288,500) Hims & Hers Health, Inc. (8,011,645)
(63,766) Indivior Pharmaceuticals, Inc. (2,551,278)
(240,900) Innoviva, Inc. (5,051,673)
(42,733) Integer Holdings Corp. (5,179,667)
(78,059) Ionis Pharmaceuticals, Inc. (4,041,114)
(24,800) IRhythm Holdings, Inc. (2,905,816)
(192,057) Jazz Pharmaceuticals PLC (48,563,533)
(53,580) Lantheus Holdings, Inc. (5,338,711)
(39,450) Ligand Pharmaceuticals, Inc. (11,343,453)
(323,400) Merck & Co., Inc. (42,106,680)
(73,500) Merit Medical Systems, Inc. (6,248,235)
(169,200) NeoGenomics, Inc. (2,587,068)
(87,198) Pacira BioSciences, Inc. (2,302,899)
(206,098) Tandem Diabetes Care, Inc. (4,018,911)
(156,000) Tempus AI, Inc.Class A, (6,843,720)
(93,100) Travere Therapeutics, Inc. (5,203,359)
(69,336) Zoetis, Inc. (5,358,979)
(341,715,196)
Industrials (-1.4%)
(11,000) AeroVironment, Inc. (1,643,070)
(218,100) JPY ANA Holdings, Inc. (4,271,390)
(141,995) Bloom Energy Corp.Class A, (29,223,991)
(104,649) Boeing Co. (22,618,835)
(52,300) BWX Technologies, Inc. (8,823,010)
(651,505) Energy Vault Holdings, Inc. (1,856,789)
(448,000) Eos Energy Enterprises, Inc. (1,514,240)
(205,733) Fluor Corp. (10,321,625)
(34,226) Granite Construction, Inc. (4,140,319)
(5,581) Hertz Global Holdings, Inc. (8,846)
(1,606,600) JPY INFRONEER Holdings, Inc. (26,223,816)
(46,493) JBT Marel Corp. (6,437,886)
(379,900) Joby Aviation, Inc. (2,716,285)
(440,400) JPY Nagoya Railroad Co. Ltd. (5,245,328)
(494,500) JPY Nikkon Holdings Co. Ltd. (15,673,697)
NUMBER OF
SHARES b b VALUE b
(81,200) JPY Park24 Co. Ltd. $ (1,007,951)
(439,185) Pitney Bowes, Inc. (7,698,913)
(1,134,150) QXO, Inc. (15,084,195)
(241,400) Uber Technologies, Inc. (16,984,904)
(236,500) Union Pacific Corp. (69,088,745)
(94,312) Voyager Technologies, Inc.Class A, (2,313,473)
(32,000) VSE Corp. (6,220,480)
(259,117,788)
Information Technology (-10.5%)
(15,098) Advanced Energy Industries, Inc. (4,371,173)
(846,991) Akamai Technologies, Inc. (97,556,423)
(64,200) Alarm.com Holdings, Inc. (3,514,950)
(102,100) Avnet, Inc. (9,070,564)
(86,669) BlackLine, Inc. (2,721,407)
(130,289) Box, Inc.Class A, (4,110,618)
(32,360) Check Point Software Technologies
Ltd. (4,113,927)
(18,600) Ciena Corp. (7,013,130)
(1,238,000) Cipher Digital, Inc. (27,632,160)
(288,400) Cleanspark, Inc. (3,968,384)
(150,055) Cloudflare, Inc.Class A, (41,862,344)
(50,500) Commvault Systems, Inc. (5,948,900)
(519,100) CoreWeave, Inc.Class A, (37,255,807)
(52,800) Datadog, Inc.Class A, (14,148,816)
(27,000) Five9, Inc. (742,770)
(30,864) Guidewire Software, Inc. (4,689,476)
(2,614,789) Hewlett Packard Enterprise Co. (125,248,393)
(129,041) InterDigital, Inc. (39,334,923)
(1,356,400) IREN Ltd. (49,915,520)
(290,824) Itron, Inc. (28,983,520)
(10,117,000) HKD Lenovo Group Ltd. (30,780,325)
(158,805) Lumentum Holdings, Inc. (113,377,242)
(1,040,000) MARA Holdings, Inc. (11,772,800)
(1,004,856) Microchip Technology, Inc. (74,650,752)
(289,700) Mirion Technologies, Inc. (4,339,706)
(93,600) MKS, Inc. (27,841,320)
(711,555) Nebius Group NV (135,487,188)
(26,000) Nova Ltd. (10,162,620)
(198,321) Nutanix, Inc.Class A, (11,702,922)
(814,807) ON Semiconductor Corp. (66,496,399)
(40,000) Onto Innovation, Inc. (10,343,200)
(250,200) Oracle Corp. (32,493,474)
(15,688) OSI Systems, Inc. (3,473,166)
(49,000) Penguin Solutions, Inc. (2,578,870)
(535,800) JPY Rohm Co. Ltd. (14,585,021)
(109,000) Rubrik, Inc.Class A, (7,887,240)
(39,000) Semtech Corp. (4,594,980)
(53,051) Shift4 Payments, Inc.Class A, (2,811,703)
(403,858) Snowflake, Inc. (118,443,474)
(292,403) Strategy, Inc. (27,275,352)
(2,659,986) Super Micro Computer, Inc. (75,543,603)
(60,572) Synaptics, Inc. (6,500,587)
(976,000) Terawulf, Inc. (17,236,160)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
(40,900) Tyler Technologies, Inc. $ (12,662,640)
(44,000) Unity Software, Inc. (1,395,240)
(261,646) Vishay Intertechnology, Inc. (8,953,526)
(1,059,800) Western Digital Corp. (577,421,432)
(20,691) Wix.com Ltd. (1,138,626)
(49,100) Workiva, Inc. (2,936,180)
(62,000) Xerox Holdings Corp. (182,900)
(1,400,000) HKD Xiaomi Corp.*Class B, (5,137,713)
(7,896) Zscaler, Inc. (1,193,875)
(1,933,603,441)
Materials (-0.5%)
(217,000) Albemarle Corp. (25,527,880)
(51,709) Centrus Energy Corp.Class A, (9,148,873)
(128,000) First Majestic Silver Corp. (1,923,840)
(105,100) JPY JFE Holdings, Inc. (1,200,586)
(308,000) JPY Kansai Paint Co. Ltd. (5,482,267)
(756,100) JPY Kobe Steel Ltd. (9,870,335)
(445,743) MP Materials Corp. (18,440,388)
(566,700) JPY Nippon Steel Corp. (2,313,745)
(290,000) Ramaco Resources, Inc.Class A, (2,659,300)
(1,703,500) Sibanye Stillwater Ltd. (ADR) (15,058,940)
(91,626,154)
Real Estate (-0.6%)
(51,998) BXP, Inc. (3,646,100)
(512,000) Compass, Inc.Class A, (5,831,680)
(474,000) JPY Daiwa House Industry Co. Ltd. (13,936,532)
(38,800) Federal Realty Investment Trust (4,814,692)
(216,800) Healthcare Realty Trust, Inc. (4,554,968)
(1,389,000) HKD Henderson Land Development
Co. Ltd. (5,030,042)
(100,000) HKD Link REIT (498,827)
(38,800) Realty Income Corp. (2,478,156)
(19,500) Rexford Industrial Realty, Inc. (736,515)
(277,400) Welltower, Inc. (65,033,656)
(106,561,168)
Utilities (-2.8%)
(109,827) Alliant Energy Corp. (7,773,555)
(520,317) CenterPoint Energy, Inc. (21,874,127)
(182,000) CMS Energy Corp. (13,102,180)
(84,014) Duke Energy Corp. (10,537,876)
(913,050) Evergy, Inc. (75,792,280)
(155,000) Exelon Corp. (7,102,100)
(540,000) FirstEnergy Corp. (26,087,400)
(1,283,650) NextEra Energy, Inc. (111,574,858)
(1,189,800) PG&E Corp. (20,678,724)
(147,500) Pinnacle West Capital Corp. (14,896,025)
(1,616,571) PPL Corp. (56,919,465)
(557,409) Southern Co. (52,697,447)
(538,700) UGI Corp. (19,457,844)
NUMBER OF
SHARES b b VALUE b
(639,800) WEC Energy Group, Inc. $ (70,006,916)
(508,500,797)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $3,418,551,715) (4,253,931,088)
TOTAL SECURITIES SOLD SHORT
(Proceeds $3,418,551,715) (4,253,931,088)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-8.7%)#
Communication Services (-0.1%)
(2,390)
(14,096,220)
AST SpaceMobile, Inc. Call,
01/15/27, Strike $30.00 $ (7,815,300)
(1,500)
(8,847,000)
AST SpaceMobile, Inc. Call,
01/21/28, Strike $100.00 (3,097,500)
(800)
(4,718,400)
AST SpaceMobile, Inc. Call,
01/21/28, Strike $120.00 (1,388,000)
(27,950)
(73,508,500)
Warner Bros Discovery, Inc. Call,
08/21/26, Strike $30.00 (139,750)
(12,440,550)
Energy (0.0%)
(2,800)
(1,481,200)
Sable Offshore Corp. Put,
08/28/26, Strike $5.00 (184,800)
(2,800)
(1,481,200)
Sable Offshore Corp. Call,
08/28/26, Strike $5.00 (285,600)
(470,400)
Information Technology (0.0%)
(1,000)
(3,680,000)
IREN Ltd. Call, 01/15/27, Strike
$80.00 (286,500)
(250)
(4,760,250)
Nebius Group NV Put, 12/15/28,
Strike $200.00 (2,768,750)
(4,000)
(21,200,000)
Shift4 Payments, Inc. Call,
12/18/26, Strike $50.00 (3,800,000)
(2,000)
(5,680,000)
Super Micro Computer, Inc. Call,
08/21/26, Strike $50.00 (19,000)
(6,874,250)
Other (-8.6%)
(1,000)
(748,972,000)
S&P 500
®
Index Put, 08/31/26,
Strike $6,500.00 (660,000)
(5,100)
(3,819,757,200)
S&P 500
®
Index Call, 08/31/26,
Strike $7,400.00 (93,942,000)
(2,400)
(1,797,532,800)
S&P 500
®
Index Call, 08/31/26,
Strike $6,300.00 (290,952,000)
(250)
(187,243,000)
S&P 500
®
Index Call, 08/31/26,
Strike $7,600.00 (1,573,750)

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at July 31, 2026, and for the period of November 1, 2025 through July
31, 2026 are as follows:
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
(6,000)
(4,493,832,000)
S&P 500
®
Index Call, 08/31/26,
Strike $5,500.00 $ (1,203,840,000)
(1,590,967,750)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $1,664,534,319) $ (1,610,752,950)
# Non-income producing security.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
@ In default status and considered non-income producing.
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $7,695,085,354.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
‡‡ Perpetual maturity.
‡‡‡ Security fair valued using significant unobservable inputs and classified as a Level 3 security.
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Short-Term Bond Fund $ 337,826,981 $ — $ — $ 11,416,342 $ — ( $ 4,565,229) $ 333,261,752
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
EUR European Monetary Unit
HKD Hong Kong Dollar
JPY Japanese Yen
ABBREVIATION
ADR American Depositary Receipt
OBFR Overnight Bank Funding Rate
SOFR Secured Overnight Financing Rate
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust European Monetary Unit 8/21/26 33,526,000 $ 38,686,510 $ (446,834)
Northern Trust Company European Monetary Unit 8/21/26 2,120,000 2,446,322 19,878
State Street Bank and Trust Japanese Yen 8/21/26 301,901,000 1,899,976 54,875
$ (372,081)
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company European Monetary Unit 8/21/26 1,698,000 $ 1,959,365 $ (9,455)
Northern Trust Company Singapore Dollar 8/21/26 27,656,000 21,590,951 179,115
State Street Bank and Trust British Pound Sterling 8/21/26 8,569,000 11,548,673 (80,099)
State Street Bank and Trust European Monetary Unit 8/21/26 59,309,000 68,438,173 926,150
State Street Bank and Trust European Monetary Unit 8/21/26 3,526,000 4,068,742 34,167
State Street Bank and Trust European Monetary Unit 8/21/26 1,702,000 1,963,981 (27,203)
State Street Bank and Trust Japanese Yen 8/21/26 5,273,812,000 33,190,071 288,804
State Street Bank and Trust Japanese Yen 8/21/26 343,520,000 2,161,900 10,901
$ 1,322,380
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND PAYS)
FLOATING RATE
(FUND RECEIVES)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY NOTIONAL AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bank of America
NA
Lucid Group, Inc. Equity returns on
448,212 shares of
Lucid Group, Inc.
1 day USD
SOFR Plus
1.000% 04/01/30 Monthly $2,985,092 — $ (315,220) $ (315,220)
Citibank NA Ligand
Pharmaceuticals,
Inc.
Equity returns
on 15,250
shares of Ligand
Pharmaceuticals,
Inc.
1 day USD
SOFR Plus
1.000% 08/04/26 Annually $3,998,092 — (373,448) (373,448)
Citibank NA IREN Ltd. Equity returns on
133,900 shares of
IREN Ltd.
1 day USD
SOFR Plus
3.280% 12/12/29 Monthly $5,219,422 — 299,103 299,103
Citibank NA Lucid Group, Inc. Equity returns on
728,750 shares of
Lucid Group, Inc.
1 day USD
SOFR Plus
1.000% 04/01/30 Monthly $4,853,475 — (514,655) (514,655)
Citibank NA Lucid Group, Inc. Equity returns on
576,570 shares of
Lucid Group, Inc.
1 day USD
SOFR Plus
1.000% 11/03/31 Monthly $3,176,901 — (1,073,384) (1,073,384)
JPMorgan
Securities LLC
Voyager
Technologies,
Inc.
Equity returns
on 214,500
shares of Voyager
Technologies, Inc.
1 day USD
OBFR Plus
1.000% 11/15/30 Monthly $5,705,700 — 450,680 450,680
Morgan Stanley
& Co. LLC
Hertz Global
Holdings, Inc.
Equity returns on
612,653 shares
of Hertz Global
Holdings, Inc.
Fed Funds Rate
Plus 1.000% 10/05/28 Monthly $1,225,306 — 254,741 254,741
$— $ (1,272,183) $ (1,272,183)

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 248 $ — $ 6,076,479,258 $ — $ 6,076,479,258
Corporate Bonds 3 — 12,836,179 — 12,836,179
Common Stocks 423 11,264,308,588 246,470,453 2,880,000 11,513,659,041
Convertible Preferred Stocks 24 1,051,228,487 — — 1,051,228,487
Exchange-Traded Fund 1 188,183,580 — — 188,183,580
Investment in Affiliated Fund 1 333,261,752 — — 333,261,752
Preferred Stock 1 14,214,000 — — 14,214,000
Rights 8 — 198,411 371,652 570,063
Warrants 141 2,604,859 3,405,022 — 6,009,881
Exchange-Traded Purchased Options 2 11,819,175 — — 11,819,175
Investment of Cash Collateral for Securities Loaned 1 — 338,344,434 — 338,344,434
Forward Foreign Currency Contracts 7 — 1,513,890 — 1,513,890
Total Return Swaps – — 1,004,524 — 1,004,524
Over the Counter Purchased Options 17 — 41,868,843 — 41,868,843
Total $ 12,865,620,441 $ 6,722,121,014 $ 3,251,652 $ 19,590,993,107
Liabilities: — — — —
Common Stocks Sold Short 199 $ 4,253,931,088 $ — $ — $ 4,253,931,088
Exchange-Traded Written Options 17 1,610,752,950 — — 1,610,752,950
Forward Foreign Currency Contracts 4 — 563,591 — 563,591
Total Return Swaps – — 2,276,707 — 2,276,707
Total $ 5,864,684,038 $ 2,840,298 $ — $ 5,867,524,336
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2026:
Investments
in
Securities
Balance
as of
October 31,
2025
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation) Purchases
Sales
Proceeds
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
July 31,
2026
Net change in
Unrealized
Appreciation
(Depreciation) from
investments still held
as of July 31, 2026
Common
Stocks $ 14,462,500 $ — $ 2,071,928 $ (1,521,736) $ — $ (12,132,692) $ — $ — $ 2,880,000 $ (1,521,736)
Rights 277,808 — — 12,512 81,331 — — — 371,652 12,512
Total $14,740,308 $— $2,071,928 $(1,509,224) $81,331 $(12,132,692) $— $— $3,251,652 $(1,509,224)
As of July 31, 2026, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers or with an expected corporate action value.

Calamos Hedged Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.8%)
Communication Services (9.6%)
72,817 Alphabet, Inc. - Class A~ $ 25,932,318
72,646 Alphabet, Inc. - Class C 25,909,196
73,014 AT&T, Inc. 1,697,576
63,023 Comcast Corp. - Class A 1,510,031
11,653 Fox Corp. - Class A^ 678,554
29,224 Meta Platforms, Inc. - Class A~ 16,269,293
60,250 Netflix, Inc.# 4,320,527
9,641 T-Mobile U.S., Inc. 1,665,097
60,153 Verizon Communications, Inc. 2,815,762
29,225 Walt Disney Co. 2,811,153
83,609,507
Consumer Discretionary (9.4%)
130,583 Amazon.com, Inc.#~ 35,463,731
10,311 Aptiv PLC# 582,262
13,001 Booking Holdings, Inc. 2,507,893
46,496 Carnival Corp. Ltd. 1,293,054
31,198 Chipotle Mexican Grill, Inc.# 1,161,190
4,031 Darden Restaurants, Inc.^ 820,631
4,711 DoorDash, Inc. - Class A# 924,110
12,526 Dr. Horton, Inc. 1,791,970
10,929 eBay, Inc. 1,246,015
55,620 Ford Motor Co. 816,502
20,882 General Motors Co. 1,855,574
15,336 Home Depot, Inc. 5,090,939
12,960 Las Vegas Sands Corp. 633,614
12,522 Lowe's Cos., Inc. 2,602,197
2,819 Lululemon Athletica, Inc.# 335,094
9,705 McDonald's Corp. 2,626,561
19,603 NIKE, Inc. - Class B~ 817,641
29,719 Norwegian Cruise Line Holdings
Ltd.# 550,693
18,139 O'Reilly Automotive, Inc.# 1,620,720
6,948 Ross Stores, Inc. 1,744,434
3,594 Royal Caribbean Cruises Ltd. 1,143,970
16,844 Starbucks Corp.~ 1,772,831
37,029 Tesla, Inc.#~ 11,523,795
19,418 TJX Cos., Inc. 3,055,228
81,980,649
Consumer Staples (4.7%)
11,803 Archer-Daniels-Midland Co. 935,624
7,569 Church & Dwight Co., Inc. 747,893
48,953 Coca-Cola Co.~ 4,287,793
11,399 Colgate-Palmolive Co. 1,040,729
5,379 Constellation Brands, Inc. - Class
A^ 700,507
4,655 Costco Wholesale Corp. 4,431,048
3,643 Dollar General Corp. 462,843
6,276 Dollar Tree, Inc.# 798,370
4,124 Estee Lauder Cos., Inc. - Class A 346,004
12,450 General Mills, Inc.^ 445,087
NUMBER OF
SHARES b b VALUE b
7,039 Kimberly-Clark Corp.^ $ 769,433
16,388 Kroger Co. 946,243
32,889 Mondelez International, Inc. - Class
A 2,049,314
14,219 Monster Beverage Corp.# 1,370,427
15,014 PepsiCo, Inc.~ 2,095,354
27,486 Philip Morris International, Inc.~ 5,244,878
26,993 Procter & Gamble Co. 3,900,219
12,265 Sysco Corp. 1,045,469
7,762 Target Corp. 1,121,531
69,465 Walmart, Inc.~ 7,724,508
40,463,274
Energy (3.7%)
40,249 Chevron Corp. 7,922,210
20,571 ConocoPhillips 2,478,394
5,801 EOG Resources, Inc. 862,551
59,044 ExxonMobil Holdings Corp. 9,177,799
39,021 Kinder Morgan, Inc. 1,255,696
11,786 Marathon Petroleum Corp. 3,729,915
11,586 Occidental Petroleum Corp. 661,213
7,821 ONEOK, Inc. 710,225
5,479 Phillips 66 1,159,795
16,507 SLB Ltd. 818,582
5,453 Valero Energy Corp. 1,706,244
19,692 Williams Cos., Inc. 1,408,766
31,891,390
Financials (12.6%)
8,088 Aflac, Inc. 1,031,058
6,212 Allstate Corp. 1,640,465
8,653 American Express Co. 2,909,571
3,806 Ameriprise Financial, Inc. 2,077,467
6,928 Arthur J Gallagher & Co. 1,727,982
5,713 Assurant, Inc. 1,595,012
124,290 Bank of America Corp. 7,699,765
14,100 Bank of New York Mellon Corp. 2,204,253
20,941 Berkshire Hathaway, Inc. - Class B# 10,712,159
1,464 BlackRock, Inc. 1,596,331
7,224 Blackstone, Inc. 922,866
8,421 Capital One Financial Corp. 1,760,073
6,438 Cboe Global Markets, Inc. 1,997,261
27,007 Charles Schwab Corp. 2,842,217
8,604 Chubb Ltd. 3,017,251
20,341 Citigroup, Inc. 2,694,165
3,045 CME Group, Inc. 815,421
2,879 Coinbase Global, Inc. - Class A# 421,083
9,234 Fiserv, Inc.# 498,082
5,114 Global Payments, Inc. 429,985
8,209 Goldman Sachs Group, Inc.~ 8,359,881
30,517 Huntington Bancshares, Inc. 520,010
3,490 Jack Henry & Associates, Inc.^ 537,600
37,162 JPMorgan Chase & Co. 13,073,220
3,781 M&T Bank Corp. 931,222

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Hedged Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
10,745 Marsh & McLennan Cos., Inc. $ 2,038,219
12,228 Mastercard, Inc. - Class A~ 7,007,867
11,715 MetLife, Inc. 1,126,163
19,045 Morgan Stanley 4,007,449
6,058 Northern Trust Corp. 1,103,707
9,779 PayPal Holdings, Inc. 559,457
4,539 Prudential Financial, Inc. 554,121
3,935 S&P Global, Inc. 1,620,945
5,338 State Street Corp. 983,046
5,054 Travelers Cos., Inc. 1,892,015
13,982 U.S. Bancorp~ 881,006
27,745 Visa, Inc. - Class A 10,158,277
71,900 Wells Fargo & Co.~ 6,215,755
110,162,427
Health Care (9.0%)
20,076 Abbott Laboratories 2,122,033
24,939 AbbVie, Inc. 6,258,193
12,872 Agilent Technologies, Inc. 1,781,099
5,648 Amgen, Inc. 2,175,384
14,093 Baxter International, Inc.^ 368,673
4,714 Becton Dickinson & Co. 780,733
2,937 Biogen, Inc.# 596,064
41,584 Boston Scientific Corp.# 1,943,220
9,167 Centene Corp.# 570,371
3,896 Cigna Group 1,087,179
17,226 CVS Health Corp. 1,798,911
11,250 Danaher Corp. 2,193,525
7,322 Dexcom, Inc.# 611,021
13,121 Edwards Lifesciences Corp.# 1,129,324
11,550 Eli Lilly & Co.~ 13,269,102
4,831 GE HealthCare Technologies, Inc. 328,605
18,354 Gilead Sciences, Inc. 2,389,874
3,843 HCA Healthcare, Inc. 1,547,153
2,482 Humana, Inc. 903,101
6,576 Intuitive Surgical, Inc.# 2,323,498
3,719 IQVIA Holdings, Inc.# 874,039
28,978 Johnson & Johnson 7,428,510
3,637 Labcorp Holdings, Inc. 1,124,560
2,399 McKesson Corp. 2,054,000
19,465 Medtronic PLC 1,662,116
37,960 Merck & Co., Inc. 4,942,392
76,970 Pfizer, Inc. 1,925,020
937 Regeneron Pharmaceuticals, Inc. 714,584
1,350 Solventum Corp.# 115,344
3,428 Stryker Corp. 1,116,500
6,722 Thermo Fisher Scientific, Inc.~ 3,860,445
13,863 UnitedHealth Group, Inc. 5,744,827
3,578 Vertex Pharmaceuticals, Inc.# 1,707,064
637 Waters Corp.# 240,346
3,410 Zimmer Biomet Holdings, Inc.^ 320,301
9,127 Zoetis, Inc. 705,426
78,712,537
NUMBER OF
SHARES b b VALUE b
Industrials (8.6%)
5,403 3M Co. $ 952,441
4,090 Allegion PLC^ 643,766
7,790 Automatic Data Processing, Inc. 2,075,723
9,942 Boeing Co.# 2,148,864
21,310 Carrier Global Corp. 1,317,171
7,507 Caterpillar, Inc.~ 6,116,779
57,636 CSX Corp.~ 2,904,854
3,920 Deere & Co. 2,323,266
5,376 Eaton Corp. PLC 2,232,115
15,381 Emerson Electric Co. 2,304,381
3,623 GE Vernova, Inc. 3,587,821
3,988 Generac Holdings, Inc.# 786,075
3,401 General Dynamics Corp. 1,304,011
14,495 General Electric Co. 5,219,215
6,515 Honeywell Aerospace, Inc.# 1,346,911
6,515 Honeywell International, Inc. 1,583,471
672 Hubbell, Inc.^ 317,554
4,847 Illinois Tool Works, Inc. 1,390,847
12,502 Johnson Controls International PLC 1,833,543
5,414 L3Harris Technologies, Inc. 1,500,003
2,730 Lockheed Martin Corp. 1,590,880
11,435 Masco Corp. 817,374
3,110 Norfolk Southern Corp. 1,043,343
2,796 Northrop Grumman Corp.~ 1,516,774
5,120 Otis Worldwide Corp. 368,384
12,000 PACCAR, Inc. 1,592,160
7,322 Paychex, Inc. 855,502
12,307 Pentair PLC 805,370
4,593 Quanta Services, Inc. 3,065,185
27,798 RTX Corp. 5,982,686
24,565 Southwest Airlines Co. 1,104,688
34,617 Uber Technologies, Inc.# 2,435,652
10,857 Union Pacific Corp. 3,171,655
14,189 United Airlines Holdings, Inc.# 1,721,551
9,169 United Parcel Service, Inc. - Class B 955,593
1,706 United Rentals, Inc. 1,841,218
3,749 Veralto Corp. 353,043
4,601 Verisk Analytics, Inc. 896,505
8,809 Waste Management, Inc. 1,995,679
6,328 Xylem, Inc. 740,186
74,742,239
Information Technology (36.4%)
7,700 Accenture PLC - Class A 1,277,584
5,629 Adobe, Inc.# 1,409,558
25,693 Advanced Micro Devices, Inc.# 12,233,722
23,913 Amphenol Corp. - Class A 3,842,819
7,782 Analog Devices, Inc. 2,859,185
198,943 Apple, Inc. 61,455,482
11,655 Applied Materials, Inc. 5,916,894
3,763 AppLovin Corp. - Class A# 1,489,772
13,417 Arista Networks, Inc.# 2,419,756
3,328 Autodesk, Inc.# 779,418

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Hedged Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
63,280 Broadcom, Inc.~ $ 24,633,638
597 Ciena Corp.# 225,099
70,314 Cisco Systems, Inc. 8,155,721
9,333 Cognizant Technology Solutions
Corp. - Class A 516,582
807 Coherent Corp.# 212,152
3,326 Corning, Inc. 459,819
17,424 Crowdstrike Holdings, Inc. - Class
A# 3,325,545
6,191 Datadog, Inc. - Class A# 1,659,002
4,876 Flex Ltd.# 554,645
3,441 Gartner, Inc.# 519,660
19,188 HP, Inc. 523,257
59,377 Intel Corp.# 5,355,805
9,390 International Business Machines
Corp. 2,100,074
4,924 Intuit, Inc.~ 1,556,329
4,702 Keysight Technologies, Inc.# 1,500,314
14,689 Lam Research Corp. 4,304,171
999 Lumentum Holdings, Inc.# 713,226
11,688 Marvell Technology, Inc. 2,192,201
16,118 Micron Technology, Inc.~ 13,265,598
101,137 Microsoft Corp.~ 47,000,387
5,169 NetApp, Inc. 922,666
335,717 NVIDIA Corp. 67,395,188
5,150 NXP Semiconductors NV 1,180,174
8,054 ON Semiconductor Corp.# 657,287
25,014 Oracle Corp.~ 3,248,568
29,712 Palantir Technologies, Inc. - Class
A# 3,656,359
12,186 Palo Alto Networks, Inc.# 4,043,680
4,933 PTC, Inc.#^ 676,808
5,787 Qnity Electronics, Inc. 759,139
16,439 QUALCOMM, Inc. 2,426,561
15,560 Salesforce, Inc. 2,863,351
2,124 Sandisk Corp.# 2,580,299
16,528 ServiceNow, Inc.# 1,838,409
7,341 Skyworks Solutions, Inc. 457,197
6,556 Super Micro Computer, Inc.#^ 186,190
2,802 Synopsys, Inc.# 1,089,306
4,992 TE Connectivity PLC 1,026,804
7,403 Teradyne, Inc. 2,722,009
12,306 Texas Instruments, Inc. 3,393,256
2,247 Tyler Technologies, Inc.#^ 695,671
4,672 Western Digital Corp. 2,545,492
2,930 Workday, Inc. - Class A#^ 469,796
317,291,625
Materials (1.4%)
4,517 Air Products & Chemicals, Inc. 1,332,018
3,695 Avery Dennison Corp. 627,152
12,876 Corteva, Inc. 1,013,470
3,857 DuPont de Nemours, Inc. 528,409
36,299 Freeport-McMoRan, Inc. 2,273,407
NUMBER OF
SHARES b b VALUE b
10,096 Linde PLC $ 4,829,725
5,725 PPG Industries, Inc. 632,727
3,505 Sherwin-Williams Co. 1,194,679
12,431,587
Real Estate (1.6%)
3,933 Alexandria Real Estate Equities, Inc. 202,353
4,947 American Tower Corp. 857,612
6,975 Camden Property Trust 772,900
9,807 Crown Castle, Inc. 748,274
5,509 Digital Realty Trust, Inc. 1,038,557
905 Equinix, Inc. 922,448
36,774 Healthpeak Properties, Inc. 802,776
4,709 Mid-America Apartment
Communities, Inc. 623,189
14,483 Prologis, Inc. 2,094,387
2,593 Public Storage^ 840,573
21,621 Realty Income Corp.^ 1,380,933
7,341 Regency Centers Corp. 589,409
11,395 UDR, Inc. 434,833
9,221 Welltower, Inc. 2,161,771
13,470,015
Utilities (1.8%)
28,084 AES Corp. 412,273
10,997 American Electric Power Co., Inc. 1,405,966
8,566 Consolidated Edison, Inc. 932,409
22,134 Dominion Energy, Inc. 1,531,009
14,007 Duke Energy Corp. 1,756,898
6,196 Edison International 454,601
12,542 Entergy Corp.^ 1,349,770
24,357 Exelon Corp. 1,116,038
14,184 FirstEnergy Corp.^ 685,229
22,531 NextEra Energy, Inc. 1,958,395
17,331 NiSource, Inc.^ 770,016
10,893 Public Service Enterprise Group, Inc. 835,275
15,550 Southern Co. 1,470,097
12,483 Xcel Energy, Inc. 976,171
15,654,147
TOTAL COMMON STOCKS
(Cost $405,172,082)
860,409,397
EXCHANGE-TRADED FUND (0.7%)
Other (0.7%)
8,454
SPDR
®
S&P 500
®
ETF Trust
(Cost $6,277,184) 6,315,392

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Hedged Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (4.4%)#
Other (4.4%)
800
599,177,600
S&P 500
®
Index Put,
12/17/27, Strike $7,500.00
(Cost $40,836,979) $ 38,060,000
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
9,702,600
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $9,702,600) $ 9,702,600
TOTAL INVESTMENTS (105.0%)
(Cost $461,988,845)
914,487,389
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%) (9,702,600)
LIABILITIES, LESS OTHER ASSETS (-3.9%)
(33,484,314)
NET ASSETS (100.0%) $ 871,300,475
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-4.2%)#
Other (-4.2%)
(400)
(299,588,800)
S&P 500
®
Index Call, 12/17/27,
Strike $7,500.00 $ (33,646,000)
(290)
(217,201,880)
S&P 500
®
Index Put, 12/17/27,
Strike $5,300.00 (3,237,850)
(36,883,850)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $39,860,822) $ (36,883,850)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $139,040,703.
^ Security, or portion of security, is on loan.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 270 $ 860,409,397 $ — $ — $ 860,409,397
Exchange-Traded Fund 1 6,315,392 — — 6,315,392
Exchange-Traded Purchased Option 1 38,060,000 — — 38,060,000
Investment of Cash Collateral for Securities Loaned 1 — 9,702,600 — 9,702,600
Total $ 904,784,789 $ 9,702,600 $ — $ 914,487,389
Liabilities: — — — —
Exchange-Traded Written Options 3 $ 36,883,850 $ — $ — $ 36,883,850
Total $ 36,883,850 $ — $ — $ 36,883,850

Calamos Phineus Long/Short Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (95.8%)
Communication Services (5.3%)
68,000 Meta Platforms, Inc. - Class A $ 37,856,280
42,800 Spotify Technology SA#~ 21,397,432
59,253,712
Consumer Discretionary (12.3%)
265,000 Amazon.com, Inc.# 71,968,700
184,500 DoorDash, Inc. - Class A#~ 36,191,520
194,500 Dr. Horton, Inc.~ 27,825,170
135,985,390
Financials (8.4%)
148,000 Citigroup, Inc. 19,602,600
194,000 Morgan Stanley 40,821,480
381,000 Wells Fargo & Co.~ 32,937,450
93,361,530
Health Care (1.2%)
165,000 Halozyme Therapeutics, Inc.#~ 13,619,100
Industrials (30.6%)
200,000 3M Co.~ 35,256,000
196,000 Boeing Co.#~ 42,363,440
287,500 Canadian Pacific Kansas City Ltd.^ 25,555,875
155,000 Emerson Electric Co.~ 23,222,100
223,500 Jacobs Solutions, Inc.^ 30,156,855
180,000 Johnson Controls International
PLC~ 26,398,800
138,000 L3Harris Technologies, Inc.~ 38,234,280
119,000 Regal Rexnord Corp.^~ 24,422,370
415,000 Southwest Airlines Co. 18,662,550
104,500 Union Pacific Corp.~ 30,527,585
370,500 United Airlines Holdings, Inc.#~ 44,952,765
339,752,620
Information Technology (31.2%)
112,500 Broadcom, Inc.~ 43,794,000
65,100 CACI International, Inc. - Class
A#^~ 32,403,525
67,500 Celestica, Inc.# 22,372,200
113,000 Datadog, Inc. - Class A#~ 30,280,610
134,500 Intuit, Inc.~ 42,511,415
24,000 Lumentum Holdings, Inc.# 17,134,560
121,000 Microsoft Corp.~ 56,231,120
36,000 MongoDB, Inc.# 12,149,280
268,000 NVIDIA Corp.~ 53,801,000
122,000 Oracle Corp. 15,844,140
49,000 Synopsys, Inc.#~ 19,049,240
345,571,090
Materials (6.8%)
669,000 Freeport-McMoRan, Inc.~ 41,899,470
NUMBER OF
SHARES b b VALUE b
97,000 Sherwin-Williams Co.~ $ 33,062,450
74,961,920
TOTAL COMMON STOCKS
(Cost $940,024,516)
1,062,505,362
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (2.2%)#
Consumer Discretionary (0.1%)
1,845
36,191,520
DoorDash, Inc. Put, 08/07/26,
Strike $190.00 1,360,687
Domestic Commodity (0.1%)
4,500
58,126,500
U.S. Oil Fund LP Call, 08/05/26,
Strike $136.00 668,250
Information Technology (1.0%)
1,210
56,231,120
Microsoft Corp. Put, 08/07/26,
Strike $370.00 9,680
1,210
56,231,120
Microsoft Corp. Call, 08/21/26,
Strike $400.00 8,064,650
6,030
121,052,250
NVIDIA Corp. Put, 08/21/26, Strike
$190.00 1,914,525
1,900
21,133,700
ServiceNow, Inc. Call, 08/21/26,
Strike $115.00 921,500
10,910,355
Other (1.0%)
2,200
151,357,800
Invesco QQQ Trust Series 1 Put,
08/21/26, Strike $720.00 7,480,000
3,700
276,401,100
SPDR
®
S&P 500
®
ETF Trust Put,
08/14/26, Strike $740.00 1,607,650
3,700
276,401,100
SPDR
®
S&P 500
®
ETF Trust Call,
08/07/26, Strike $745.00 2,306,950
11,394,600
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $18,593,185)
24,333,892

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Phineus Long/Short Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.7%)
51,744,802
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $51,744,802) $ 51,744,802
TOTAL INVESTMENTS (102.7%)
(Cost $1,010,362,503)
$ 1,138,584,056
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.7%) (51,744,802)
OTHER ASSETS, LESS LIABILITIES (2.0%)
21,687,517
NET ASSETS (100.0%) $ 1,108,526,771
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-10.3%)#
Communication Services (-0.2%)
(39,634) Liberty Broadband Corp.Class C, (1,349,142)
(140,219) Paramount Skydance Corp.Class B, (1,116,143)
(2,465,285)
Consumer Discretionary (-1.8%)
(19,853) Carvana Co. (1,238,033)
(20,971) Cava Group, Inc. (1,367,938)
(73,725) Chewy, Inc.Class A, (1,666,185)
(77,847) Coupang, Inc. (1,272,799)
(6,064) Dick's Sporting Goods, Inc. (1,187,998)
(51,477) DraftKings, Inc.Class A, (1,208,680)
(25,686) Gildan Activewear, Inc. (1,422,491)
(29,782) NIKE, Inc.Class B, (1,242,207)
(19,055) Ollie's Bargain Outlet Holdings, Inc. (1,399,971)
(6,410) Pool Corp. (1,190,401)
(87,192) Rivian Automotive, Inc.Class A, (1,327,062)
(4,478) Royal Caribbean Cruises Ltd. (1,425,347)
(19,158) Somnigroup International, Inc. (1,251,592)
(238,668) Stellantis NV (1,374,728)
(43,398) Tractor Supply Co. (1,335,357)
(19,910,789)
Consumer Staples (-0.3%)
(49,160) Celsius Holdings, Inc. (1,435,963)
(16,686) Sprouts Farmers Market, Inc. (1,454,352)
(2,890,315)
Financials (-2.2%)
(12,236) ARES Management Corp.Class A, (1,567,309)
(23,014) Brown & Brown, Inc. (1,620,186)
(29,273) Carlyle Group, Inc. (1,347,143)
(9,149) Coinbase Global, Inc.Class A, (1,338,133)
(6,015) Erie Indemnity Co.Class A, (1,455,871)
(5,274) FactSet Research Systems, Inc. (1,388,117)
(50,502) Figure Technology Solutions, Inc.
Class A, (1,258,005)
NUMBER OF
SHARES b b VALUE b
(54,281) Galaxy Digital, Inc.Class A, $ (1,140,444)
(15,347) Hamilton Lane, Inc.Class A, (1,364,502)
(9,450) Houlihan Lokey, Inc. (1,185,881)
(4,408) Kinsale Capital Group, Inc. (1,571,099)
(98,174) NU Holdings Ltd.Class A, (1,406,833)
(13,917) Robinhood Markets, Inc.Class A, (1,204,656)
(92,828) Rocket Cos., Inc.Class A, (1,197,481)
(36,252) Ryan Specialty Holdings, Inc. (1,600,888)
(73,414) SoFi Technologies, Inc. (1,197,382)
(30,723) TPG, Inc. (1,341,366)
(84,114) XP, Inc.Class A, (1,434,985)
(24,620,281)
Health Care (-1.4%)
(4,182) Bio-Rad Laboratories, Inc.Class A, (1,361,157)
(30,662) Boston Scientific Corp. (1,432,835)
(20,387) Bridgebio Pharma, Inc. (1,632,795)
(15,991) Cytokinetics, Inc. (1,233,386)
(19,947) GE HealthCare Technologies, Inc. (1,356,795)
(12,371) Insmed, Inc. (1,219,781)
(8,396) Insulet Corp. (1,388,279)
(23,061) Ionis Pharmaceuticals, Inc. (1,193,868)
(2,414) Madrigal Pharmaceuticals, Inc. (1,128,110)
(5,006) Natera, Inc. (1,340,406)
(9,370) Repligen Corp. (1,321,264)
(3,645) Waters Corp. (1,375,295)
(15,983,971)
Industrials (-1.0%)
(9,566) AeroVironment, Inc. (1,428,873)
(5,344) FTAI Aviation Ltd. (1,100,864)
(36,211) GFL Environmental, Inc. (1,496,239)
(186,228) Joby Aviation, Inc. (1,331,530)
(29,274) Karman Holdings, Inc. (1,409,543)
(27,794) Kratos Defense & Security Solutions,
Inc. (1,295,200)
(95,639) QXO, Inc. (1,271,999)
(20,387) Rocket Lab Corp. (1,324,136)
(10,658,384)
Information Technology (-2.2%)
(20,000) Advanced Micro Devices, Inc. (9,523,000)
(99,928) BitMine Immersion Technologies,
Inc. (1,726,756)
(21,197) Circle Internet Group, Inc. (1,327,144)
(80,968) D-Wave Quantum, Inc. (1,463,901)
(11,277) Guidewire Software, Inc. (1,713,427)
(39,934) IonQ, Inc. (1,455,195)
(91,948) Rigetti Computing, Inc. (1,374,623)
(19,377) ServiceTitan, Inc.Class A, (1,609,454)
(11,130) Shopify, Inc.Class A, (1,303,880)
(16,025) Strategy, Inc. (1,494,812)
(44,300) Super Micro Computer, Inc. (1,258,120)
(24,250,312)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Phineus Long/Short Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Materials (-0.6%)
(33,907) Amcor PLC $ (1,521,746)
(50,495) James Hardie Industries PLC (1,327,514)
(2,243) Martin Marietta Materials, Inc. (1,177,889)
(56,883) Mosaic Co. (1,258,252)
(31,814) MP Materials Corp. (1,316,145)
(6,601,546)
Real Estate (-0.1%)
(26,030) Alexandria Real Estate Equities, Inc. (1,339,243)
Utilities (-0.5%)
(4,776) Constellation Energy Corp. (1,254,894)
(10,319) NRG Energy, Inc. (1,385,738)
(32,607) Oklo, Inc. (1,266,130)
(16,490) Xcel Energy, Inc. (1,289,518)
(5,196,280)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $115,439,913) (113,916,406)
EXCHANGE-TRADED FUNDS SOLD SHORT  (-50.8%)#
Other (-50.8%)
(323,500) Invesco QQQ Trust Series 1 (222,564,765)
(377,500) SPDR
®
S&P 500
®
ETF Trust (282,003,825)
(450,000) U.S. Oil Fund LP (58,126,500)
TOTAL EXCHANGE-TRADED
FUNDS SOLD SHORT
(Proceeds $532,829,696) (562,695,090)
TOTAL SECURITIES SOLD SHORT
(Proceeds $648,269,609) (676,611,496)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-1.3%)#
Communication Services (0.0%)
(618)
(34,404,678)
Meta Platforms, Inc. Call,
09/18/26, Strike $700.00 (169,950)
Consumer Discretionary (-0.1%)
(1,845)
(36,191,520)
DoorDash, Inc. Put, 09/18/26,
Strike $165.00 (848,700)
Domestic Commodity (-0.1%)
(4,500)
(58,126,500)
U.S. Oil Fund LP Put, 08/05/26,
Strike $125.00 $ (801,000)
(4,500)
(58,126,500)
U.S. Oil Fund LP Call, 08/05/26,
Strike $150.00 (78,750)
(4,500)
(58,126,500)
U.S. Oil Fund LP Call, 08/07/26,
Strike $150.00 (220,500)
(1,100,250)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Industrials (0.0%)
(1,350)
(23,797,800)
3M Co. Call, 08/21/26, Strike
$175.00 $ (685,125)
(3,400)
(41,252,200)
United Airlines Holdings, Inc. Call,
08/14/26, Strike $150.00 (136,000)
(821,125)
Information Technology (-0.8%)
(675)
(22,372,200)
Celestica, Inc. Call, 08/21/26,
Strike $400.00 (394,875)
(240)
(17,134,560)
Lumentum Holdings, Inc. Put,
08/07/26, Strike $630.00 (279,600)
(460)
(8,627,760)
Marvell Technology, Inc. Call,
08/21/26, Strike $240.00 (143,520)
(450)
(37,036,350)
Micron Technology, Inc. Put,
08/21/26, Strike $750.00 (1,805,625)
(605)
(28,115,560)
Microsoft Corp. Call, 08/21/26,
Strike $450.00 (1,377,887)
(1,210)
(56,231,120)
Microsoft Corp. Call, 09/18/26,
Strike $470.00 (2,256,650)
(525)
(10,539,375)
NVIDIA Corp. Call, 08/21/26, Strike
$210.00 (195,563)
(1,340)
(26,900,500)
NVIDIA Corp. Call, 08/21/26, Strike
$240.00 (36,850)
(4,500)
(90,337,500)
NVIDIA Corp. Put, 08/21/26, Strike
$185.00 (933,750)
(240)
(20,547,120)
Seagate Technology Holdings PLC
Put, 08/21/26, Strike $600.00 (152,400)
(2,500)
(27,807,500)
ServiceNow, Inc. Call, 08/21/26,
Strike $150.00 (68,750)
(1,900)
(21,133,700)
ServiceNow, Inc. Call, 09/18/26,
Strike $140.00 (413,250)
(375)
(10,340,250)
Texas Instruments, Inc. Put,
08/21/26, Strike $290.00 (805,312)
(8,864,032)
Other (-0.3%)
(2,200)
(151,357,800)
Invesco QQQ Trust Series 1 Put,
08/21/26, Strike $640.00 (710,600)
(4,400)
(302,715,600)
Invesco QQQ Trust Series 1 Put,
09/18/26, Strike $600.00 (1,727,000)
(3,700)
(276,401,100)
SPDR
®
S&P 500
®
ETF Trust Put,
08/31/26, Strike $690.00 (604,950)
(3,042,550)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $17,110,269) $ (14,846,607)
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $406,625,599.
^ Security, or portion of security, is on loan.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Phineus Long/Short Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 356,305,239 90 .1%
Canada 43,342,928 11 .0%
All other countries less than 5% $ (4,267,016) ( 1 .1 ) %
Total Investments $395,381,151 100 .0%
Country exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 33 $ 1,062,505,362 $ — $ — $ 1,062,505,362
Exchange-Traded Purchased Options 9 24,333,892 — — 24,333,892
Investment of Cash Collateral for Securities Loaned 1 — 51,744,802 — 51,744,802
Total $ 1,086,839,254 $ 51,744,802 $ — $ 1,138,584,056
Liabilities: — — — —
Common Stocks Sold Short 78 $ 113,916,406 $ — $ — $ 113,916,406
Exchange-Traded Funds Sold Short 3 562,695,090 — — 562,695,090
Exchange-Traded Written Options 25 14,846,607 — — 14,846,607
Total $ 691,458,103 $ — $ — $ 691,458,103

Calamos Merger Arbitrage Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (29.5%)
Communication Services (2.9%)
72,000 JD.com, Inc.
0.250%, 06/01/29 $ 75,186
Consumer Discretionary (2.6%)
65,000 GameStop Corp.
0.000%, 06/15/32 64,983
Energy (1.6%)
27,000 Sable Offshore Corp.
6.500%, 07/01/31 40,533
Financials (4.8%)
132,000 Global Payments, Inc.~
1.500%, 03/01/31 122,282
Information Technology (11.7%)
78,000 Alkami Technology, Inc.~
1.500%, 03/15/30 74,813
56,000 Bill Holdings, Inc.
0.000%, 04/01/30 49,417
97,000 Nutanix, Inc.~
0.500%, 12/15/29 101,051
79,000 PagerDuty, Inc.
1.500%, 10/15/28 74,485
299,766
Utilities (5.9%)
114,000 TXNM Energy, Inc.~
5.750%, 06/01/54 151,537
TOTAL CONVERTIBLE BONDS
(Cost $741,931)
754,287
CORPORATE BOND (0.1%)
Information Technology (0.1%)
2,586 Wolfspeed, Inc.
7.000%, 06/15/31
(Cost $4,681) 2,219
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (70.7%)
Communication Services (13.0%)
274 Electronic Arts, Inc. 57,502
925 Roku, Inc.#~ 134,134
525 Trade Desk, Inc. - Class A#~ 9,471
4,996 Warner Bros Discovery, Inc.# 131,395
332,502
Consumer Staples (9.9%)
255 Boston Beer Co., Inc. - Class A#~ 46,716
NUMBER OF
SHARES b b VALUE b
10,700 Kenvue, Inc. $ 205,868
252,584
Financials (7.8%)
459 Abony Acquisition Corp. I# 4,618
2,211 Brighthouse Financial, Inc.# 136,883
2,648 Colombier Acquisition Corp. III# 27,830
816 DigitalBridge Group, Inc. 12,950
63 Legato Merger Corp. IV# 639
1,631 ProCap Acquisition Corp. - Class A# 16,848
199,768
Health Care (5.9%)
2,616 Inmode Ltd.# 39,606
137 Penumbra, Inc.# 44,003
2,745 Pfizer, Inc.~ 68,653
152,262
Industrials (11.4%)
951 Copart, Inc.# 27,693
788 Norfolk Southern Corp.~ 264,358
292,051
Information Technology (1.1%)
69 Synopsys, Inc.# 26,824
Materials (1.8%)
1,158 CAD Allied Gold Corp.# 21,015
999 James Hardie Industries PLC# 26,263
47,278
Real Estate (2.1%)
5,911 RE/MAX Holdings, Inc. - Class A# 53,554
Special Purpose Acquisition Companies (8.9%)
1,087 Alchemy Investments Acquisition
Corp. 1# 12,881
88 Cantor Equity Partners VII, Inc. -
Class A# 887
85 Churchill Capital Corp. XIII# 881
1,594 Everest Consolidator Acquisition
Corp.#‡‡‡ 18,363
4,527 Four Leaf Acquisition Corp. - Class
A# 49,797
12,115 FutureTech II Acquisition Corp. -
Class A# 145,622
750 Mak Acquisition Corp. - Class B# 7
228,438
Utilities (8.8%)
10,876 AES Corp. 159,660
1,113 TXNM Energy, Inc.~ 64,465
224,125
TOTAL COMMON STOCKS
(Cost $1,756,843)
1,809,386

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Merger Arbitrage Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCK (1.5%)
Information Technology (1.5%)
645
Strategy, Inc.
8.000% #‡‡
(Cost $38,889) $ 38,416
RIGHTS (0.0%)#
Consumer Staples (0.0%)
755
Mirati Therapeutics, Inc.‡‡‡
(Expire 12/31/99) 755
Other (0.0%)
523
Akero Therapeutics, Inc.‡‡‡
(Expire 12/31/99) 392
Special Purpose Acquisition Companies (0.0%)
81
Black Hawk Acquisition Corp.
(Expire 06/20/25) 118
23
Quetta Acquisition Corp.
(Expire 11/30/24) 15
133
TOTAL RIGHTS
(Cost $997)
1,280
WARRANTS (0.1%)#
Special Purpose Acquisition Companies (0.1%)
2,950 Mak Acquisition Corp.
10/29/30, Strike $11.50 2,861
115 Spark I Acquisition Corp.
11/27/28, Strike $11.50 137
TOTAL WARRANTS
(Cost $311)
2,998
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#
Communication Services (0.0%)
46
120,980
Warner Bros Discovery, Inc. Call,
08/21/26, Strike $29.00
(Cost $3,448) 598
TOTAL INVESTMENTS (101.9%)
(Cost $2,547,100)
2,609,184
LIABILITIES, LESS OTHER ASSETS (-1.9%)
(48,794)
NET ASSETS (100.0%) $ 2,560,390
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-18.5%)
Communication Services (-2.0%)
(895) Fox Corp.Class A, $ (52,116)
Consumer Staples (-6.7%)
(1,565) Kimberly-Clark Corp. (171,070)
Energy (-0.8%)
(4,143) Sable Offshore Corp. (21,917)
Industrials (-9.0%)
(788) Union Pacific Corp. (230,198)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $411,710) (475,301)
TOTAL SECURITIES SOLD SHORT
(Proceeds $411,710) (475,301)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-0.1%)#
Communication Services (0.0%)
(92)
(241,960)
Warner Bros Discovery, Inc. Call,
08/21/26, Strike $30.00 (460)
Energy (-0.1%)
(10)
(5,290)
Sable Offshore Corp. Put,
08/28/26, Strike $5.00 $ (660)
(10)
(5,290)
Sable Offshore Corp. Call,
08/28/26, Strike $5.00 (1,020)
(1,680)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $4,322) $ (2,140)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short.
The aggregate value of such securities is $666,131.
# Non-income producing security.
‡‡‡ Security fair valued using significant unobservable inputs and classified as a Level 3 security.
‡‡ Perpetual maturity.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Merger Arbitrage Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
FOREIGN CURRENCY ABBREVIATION
CAD Canadian Dollar
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 9 $ — $ 754,287 $ — $ 754,287
Corporate Bond 1 — 2,219 — 2,219
Common Stocks 30 1,544,775 246,248 18,363 1,809,386
Convertible Preferred Stock 1 38,416 — — 38,416
Rights 4 — 133 1,147 1,280
Warrants 2 137 2,861 — 2,998
Exchange-Traded Purchased Option 1 598 — — 598
Total $ 1,583,926 $ 1,005,748 $ 19,510 $ 2,609,184
Liabilities: — — — —
Common Stocks Sold Short 4 $ 475,301 $ — $ — $ 475,301
Exchange-Traded Written Options 5 2,140 — — 2,140
Total $ 477,441 $ — $ — $ 477,441
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2026:
Investments
in
Securities
Balance
as of
October 31,
2025
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation) Purchases
Sales
Proceeds
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
July 31,
2026
Net change in
Unrealized
Appreciation
(Depreciation) from
investments still held
as of July 31, 2026
Common
Stocks $ 92,213 $ — $ 6,839 $ (3,331) $ — $ (77,358) $ — $ — $ 18,363 $ (3,331)
Rights 755 — — 52 340 — — — 1,147 52
Total $92,968 $— $6,839 $(3,279) $340 $(77,358) $— $— $19,510 $(3,279)
As of July 31, 2026, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers or with an expected corporate action value.

Calamos Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (78.6%)
Communication Services (5.3%)
8,500,000 AST SpaceMobile, Inc.*^
1.625%, 02/01/34 $ 8,636,085
4,750,000 IMAX Corp.*
0.750%, 11/15/30 6,116,432
5,250,000 Liberty Media Corp.-Liberty Formula
One^
2.250%, 08/15/27 6,637,103
16,250,000 Live Nation Entertainment, Inc.^
2.875%, 01/15/30 18,801,900
12,250,000 Lyft, Inc.*
0.000%, 09/15/30 12,391,120
4,750,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 5,434,095
58,016,735
Consumer Discretionary (4.4%)
13,000,000 DoorDash, Inc.
0.000%, 05/15/30 13,109,070
10,000,000 Etsy, Inc.^
1.000%, 06/15/30 12,199,000
3,500,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,555,295
6,250,000 NCL Corp. Ltd.^
0.875%, 04/15/30 6,527,187
14,000,000 Rivian Automotive, Inc.
3.625%, 10/15/30 14,534,240
47,924,792
Consumer Staples (0.5%)
4,750,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 5,741,040
Energy (1.8%)
3,250,000 Energy Fuels, Inc.*
0.750%, 11/01/31 2,958,865
Liberty Energy, Inc.*
6,750,000 0.000%, 03/01/31 5,918,670
2,567,000 0.000%, 03/01/32^ 2,111,075
5,500,000 ProPetro Holding Corp.*^
0.000%, 11/15/31 4,577,155
3,750,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 4,464,450
20,030,215
Financials (3.1%)
7,500,000 Barclays Bank PLC Series MSFT
1.000%, 02/16/29 8,126,175
12,500,000 Galaxy Digital Holdings LP*
0.500%, 05/01/31 9,409,500
11,750,000 Robinhood Markets, Inc.*
0.000%, 10/01/29 11,275,535
4,250,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,441,743
34,252,953
PRINCIPAL
AMOUNT a a VALUE a
Health Care (10.4%)
2,750,000 Arrowhead Pharmaceuticals, Inc.^
0.000%, 01/15/32 $ 3,417,727
12,750,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 13,194,338
1,760,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,177,085
2,250,000 Cytokinetics, Inc.*
1.750%, 10/01/31 3,148,020
7,000,000 Guardant Health, Inc.*^
0.000%, 05/15/33 10,770,480
9,250,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 10,471,833
4,750,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 5,669,220
9,250,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 8,187,360
8,000,000 Jazz Investments I Ltd.
3.125%, 09/15/30 14,127,120
11,750,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 12,542,185
7,000,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 8,210,580
5,500,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 5,605,600
4,000,000 Repligen Corp.
1.000%, 12/15/28 4,175,520
4,476,000 Revolution Medicines, Inc.^
0.500%, 05/01/33 5,551,090
5,500,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 6,425,650
113,673,808
Industrials (6.7%)
10,250,000 Bloom Energy Corp.*
0.000%, 11/15/30 14,406,683
18,250,000 BWX Technologies, Inc.*
0.000%, 11/01/30 17,618,550
7,250,000 Fluor Corp.^
1.125%, 08/15/29 9,415,865
4,750,000 JBT Marel Corp.*
0.375%, 09/15/30 4,777,692
10,000,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 10,926,400
12,250,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 14,429,520
1,250,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 1,382,625
72,957,335
Information Technology (33.3%)
740,000,000 JPY Advantest Corp.*
0.000%, 03/28/31 6,008,090
Akamai Technologies, Inc.
12,750,000 0.250%, 05/15/33 18,252,135
11,000,000 0.000%, 05/15/30* 10,294,460
7,500,000 Amkor Technology, Inc.*^
0.000%, 07/15/31 7,000,200

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
13,250,000 Cipher Digital, Inc.*
0.000%, 10/01/31 $ 21,912,188
3,000,000 Cleanspark, Inc.*
0.000%, 02/15/32 2,991,210
16,500,000 Cloudflare, Inc.^
0.000%, 06/15/30 22,846,560
CoreWeave, Inc.*^
7,000,000 1.750%, 12/01/31 6,596,870
8,250,000 1.750%, 10/01/32 7,282,935
12,750,000 CyberArk Software Ltd.
0.000%, 06/15/30 20,896,485
12,750,000 Datadog, Inc.
0.000%, 12/01/29 18,530,977
28,657,000 IREN Ltd.*
1.000%, 12/01/33 21,721,146
4,605,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 17,958,625
5,250,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 8,533,140
19,750,000 Microchip Technology, Inc.*^
0.000%, 02/15/30 21,082,533
7,500,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 7,343,475
9,000,000 MKS, Inc.
1.250%, 06/01/30 18,467,910
16,500,000 ON Semiconductor Corp.
0.500%, 03/01/29 18,688,395
9,750,000 Onto Innovation, Inc.*
0.000%, 06/01/31 10,590,353
5,750,000 Penguin Solutions, Inc.*^
0.000%, 08/01/31 5,120,260
525,000 Seagate HDD Cayman
3.500%, 06/01/28 5,456,745
4,000,000 Semtech Corp.*
0.000%, 10/15/30 5,921,840
9,000,000 Snowflake, Inc.
0.000%, 10/01/29 17,834,940
Terawulf, Inc.*^
7,000,000 1.000%, 09/01/31 11,522,630
3,500,000 0.000%, 05/01/32 4,191,880
12,250,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 16,013,322
2,115,000 Western Digital Corp.
3.000%, 11/15/28 30,532,584
363,591,888
Materials (1.2%)
8,500,000 Centrus Energy Corp.*^
0.000%, 08/15/32 8,923,980
2,000,000 MP Materials Corp.*
3.000%, 03/01/30 4,082,200
13,006,180
Real Estate (4.5%)
23,000,000 Digital Realty Trust LP*^
1.875%, 11/15/29 25,072,530
10,750,000 Realty Income Corp.*
3.500%, 01/15/29 11,166,025
PRINCIPAL
AMOUNT a a VALUE a
7,250,000 Welltower OP LLC*^
3.125%, 07/15/29 $ 13,425,767
49,664,322
Utilities (7.4%)
25,250,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 26,306,712
16,250,000 CMS Energy Corp.^
3.375%, 05/01/28 17,566,413
11,500,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 12,759,250
11,500,000 Southern Co.
4.500%, 06/15/27 12,539,140
11,000,000 WEC Energy Group, Inc.
3.375%, 06/01/28 11,187,330
80,358,845
TOTAL CONVERTIBLE BONDS
(Cost $733,768,027)
859,218,113
U.S. GOVERNMENT AND AGENCY SECURITY (1.4%)
Other (1.4%)
15,250,000 U.S. Treasury Notes^
3.875%, 03/31/28
(Cost $15,268,279) 15,157,964
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (16.3%)
Communication Services (4.8%)
1,038,314
Alphabet, Inc.
6.250%, 05/15/29# 52,100,397
Financials (2.9%)
120,785
ARES Management Corp.^
6.750%, 10/01/27 4,966,679
17,335
Bank of America Corp.#^‡‡
7.250% 22,360,417
114,180
KKR & Co., Inc.^
6.250%, 03/01/28 4,954,270
32,281,366
Health Care (0.3%)
7,025
Bruker Corp.
6.375%, 09/01/28# 3,279,973
Industrials (2.9%)
347,530
Boeing Co.#
6.000%, 10/15/27 23,218,480
81,910
QXO, Inc.
5.500%, 05/15/28 3,317,355
95,000
VSE Corp.#^
5.750%, 02/01/29 4,824,100
31,359,935
Information Technology (3.1%)
116,950
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 14,563,783

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
NUMBER OF
SHARES b b VALUE b
278,510
Oracle Corp.#^
6.500%, 01/15/29 $ 11,663,999
157,000
Super Micro Computer, Inc.#
7.000%, 06/01/29 7,908,090
34,135,872
Materials (0.6%)
141,385
Albemarle Corp.
7.250%, 03/01/27 7,038,145
Utilities (1.7%)
380,000
NextEra Energy, Inc.
7.375%, 02/15/29# 18,126,000
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $174,607,014)
178,321,688
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.1%)
66,352,513
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $66,352,513) $ 66,352,513
TOTAL INVESTMENTS (102.4%)
(Cost $989,995,833)
1,119,050,278
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.1%) (66,352,513)
OTHER ASSETS, LESS LIABILITIES (3.7%)
39,977,336
NET ASSETS (100.0%) $ 1,092,675,101
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
# Non-income producing security.
‡‡ Perpetual maturity.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust European Monetary Unit 8/21/26 6,890,000 $ 7,950,547 $ 53,978
State Street Bank and Trust Japanese Yen 8/21/26 52,249,000 328,823 2,834
$ 56,812
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon European Monetary Unit 8/21/26 1,912,000 $ 2,206,306 $ 24,046
Bank of New York Mellon Japanese Yen 8/21/26 116,308,000 731,969 (9,388)
State Street Bank and Trust European Monetary Unit 8/21/26 4,637,000 5,350,753 72,410
State Street Bank and Trust European Monetary Unit 8/21/26 341,000 393,489 3,304
State Street Bank and Trust Japanese Yen 8/21/26 783,929,000 4,933,558 42,930
$ 133,302

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 80 $ — $ 859,218,113 $ — $ 859,218,113
U.S. Government and Agency Security 1 — 15,157,964 — 15,157,964
Convertible Preferred Stocks 16 178,321,688 — — 178,321,688
Investment of Cash Collateral for Securities Loaned 1 — 66,352,513 — 66,352,513
Forward Foreign Currency Contracts 6 — 199,502 — 199,502
Total $ 178,321,688 $ 940,928,092 $ — $ 1,119,249,780
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 9,388 $ — $ 9,388
Total $ — $ 9,388 $ — $ 9,388

Calamos Global Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (80.2%)
Communication Services (9.6%)
1,381,000 AST SpaceMobile, Inc.*
1.625%, 02/01/34 $ 1,403,110
380,000,000 JPY CyberAgent, Inc.*
0.000%, 11/16/29 2,753,230
1,421,000 Grab Holdings Ltd.*^
0.000%, 06/15/30 1,357,765
1,191,000 IMAX Corp.*
0.750%, 11/15/30 1,533,615
5,323,000 JD.com, Inc.
0.250%, 06/01/29 5,558,543
1,480,000 Lyft, Inc.*
0.000%, 09/15/30 1,497,049
1,257,000 Snap, Inc.
0.500%, 05/01/30 1,036,258
2,522,000 Trip.com Group Ltd.
0.750%, 06/15/29 2,589,388
17,728,958
Consumer Discretionary (14.1%)
2,363,200 EUR Accor SA*
0.700%, 12/07/27 1,540,267
3,386,000 Alibaba Group Holding Ltd.^
0.500%, 06/01/31 4,675,118
2,775,000 DoorDash, Inc.
0.000%, 05/15/30 2,798,282
1,411,000 Etsy, Inc.
1.000%, 06/15/30 1,721,279
1,329,000 Farfetch Ltd.@
0.000%, 05/01/27 11,589
970,000 Lucid Group, Inc.*
5.000%, 04/01/30 431,039
MakeMyTrip Ltd.
1,345,000 0.000%, 02/15/28 2,159,532
1,893,000 0.000%, 07/01/30 1,760,282
1,752,000 Meritage Homes Corp.
1.750%, 05/15/28 1,741,155
1,492,000 NCL Corp. Ltd.*
0.750%, 09/15/30 1,375,296
646,000 NIO, Inc.
4.625%, 10/15/30 647,331
2,569,000 Rivian Automotive, Inc.^
4.625%, 03/15/29 2,880,954
160,000,000 JPY Sanrio Co. Ltd.*
0.000%, 12/14/28 2,539,686
1,743,000 Wynn Macau Ltd.*
4.500%, 03/07/29 1,739,130
26,020,940
Consumer Staples (1.2%)
258,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 311,829
600,000 EUR Davide Campari-Milano NV*
2.375%, 01/17/29 672,988
1,208,000 Enovis Corp.
3.875%, 10/15/28 1,212,204
2,197,021
PRINCIPAL
AMOUNT a a VALUE a
Energy (5.5%)
276,000 Crescent Energy Co.*
2.750%, 03/15/31 $ 291,417
14,000,000 HKD Deep Development Ltd.*
0.750%, 05/20/32 1,868,767
3,600,000 EUR Eni SpA Series ENI*
2.950%, 09/14/30 5,829,768
289,000 Liberty Energy, Inc.*
0.000%, 03/01/31 253,407
670,000 Nabors Industries, Inc.
1.750%, 06/15/29 636,915
1,341,000 Northern Oil & Gas, Inc.
3.625%, 04/15/29 1,326,638
10,206,912
Financials (1.7%)
720,000 Coinbase Global, Inc.*
0.000%, 10/01/32 556,121
622,000 Global Payments, Inc.
1.500%, 03/01/31 576,208
2,037,000 Rexford Industrial Realty LP*^
4.125%, 03/15/29 2,017,465
3,149,794
Health Care (7.1%)
1,502,000 Alnylam Pharmaceuticals, Inc.*
0.000%, 09/15/28 1,369,494
105,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 108,659
92,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 113,802
841,000 CONMED Corp.
2.250%, 06/15/27 823,516
623,000 Dexcom, Inc.
0.375%, 05/15/28 593,607
Halozyme Therapeutics, Inc.
241,000 1.000%, 08/15/28 366,990
270,000 0.875%, 11/15/32* 305,664
622,000 0.250%, 03/01/27 707,911
1,168,000 0.000%, 02/15/31* 1,294,658
894,000 Hims & Hers Health, Inc.*
0.000%, 06/01/32 1,073,497
1,587,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 1,404,685
415,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 544,546
1,855,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 1,980,064
168,000 NeoGenomics, Inc.
0.250%, 01/15/28 157,949
363,000 Revolution Medicines, Inc.
0.500%, 05/01/33 450,189
618,000 TransMedics Group, Inc.^
1.500%, 06/01/28 711,071
315,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 368,015

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
781,000 Zoetis, Inc.*
0.250%, 06/15/29 $ 716,669
13,090,986
Industrials (5.9%)
1,735,000 AeroVironment, Inc.^
0.000%, 07/15/30 1,580,741
1,031,000 Bloom Energy Corp.*
0.000%, 11/15/30 1,449,102
1,581,000 BWX Technologies, Inc.*
0.000%, 11/01/30 1,526,297
241,000 Joby Aviation, Inc.
0.750%, 02/15/32 194,853
700,000 L&F Co. Ltd.*
2.500%, 04/26/30 615,580
600,000 EUR SPIE SA*
2.000%, 01/17/28 1,000,321
Uber Technologies, Inc.
1,196,000 Series 2028, 0.875%, 12/01/28 1,408,792
1,614,000 0.000%, 05/15/28^ 1,807,954
1,100,000 EUR Vinci SA*
0.700%, 02/18/30 1,347,833
10,931,473
Information Technology (25.6%)
680,000 Advanced Energy Industries, Inc.*
0.000%, 05/15/31 663,598
230,000,000 JPY Advantest Corp.*
0.000%, 03/28/31 1,867,379
Akamai Technologies, Inc.
978,000 1.125%, 02/15/29 1,155,908
695,000 0.250%, 05/15/33 994,920
1,774,000 0.000%, 05/15/32* 1,616,682
330,000 Amkor Technology, Inc.*
0.000%, 07/15/31 308,009
1,553,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 1,438,699
1,797,000 Ciena Corp.*
0.000%, 09/15/31 1,706,198
1,400,000 CyberArk Software Ltd.
0.000%, 06/15/30 2,294,516
1,358,000 Datadog, Inc.
0.000%, 12/01/29 1,973,731
1,374,000 Dropbox, Inc.
0.000%, 03/01/28 1,510,727
637,000 Five9, Inc.
1.000%, 03/15/29 584,052
600,000 Gigabyte Technology Co. Ltd.*
0.000%, 07/27/28 620,016
649,000 Guidewire Software, Inc.
1.250%, 11/01/29 659,916
IREN Ltd.*
1,804,000 1.000%, 12/01/33 1,367,378
516,000 0.000%, 07/01/31^ 398,997
1,929,000 Lenovo Group Ltd.*
0.000%, 06/25/33 1,906,624
Microchip Technology, Inc.
2,049,000 0.750%, 06/01/30 2,130,939
PRINCIPAL
AMOUNT a a VALUE a
794,000 0.000%, 02/15/30* $ 847,571
14,000,000 HKD Minimax Innovations Ltd.*
0.000%, 07/14/27 1,874,640
1,505,000 Nebius Group NV*^
2.750%, 09/15/32 2,366,417
2,252,000 Nutanix, Inc.
0.500%, 12/15/29 2,346,043
ON Semiconductor Corp.
1,301,000 0.500%, 03/01/29 1,473,552
2,667,000 0.000%, 05/01/31* 2,501,593
894,000 Onto Innovation, Inc.*
0.000%, 06/01/31 971,054
621,000 Parsons Corp.
2.625%, 03/01/29 599,246
1,395,000 Rubrik, Inc.
0.000%, 06/15/30 1,384,510
277,000 Seagate HDD Cayman
3.500%, 06/01/28 2,879,083
829,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 1,083,677
1,354,000 Unity Software, Inc.
0.000%, 03/15/30 1,612,560
1,253,000 Varonis Systems, Inc.
1.000%, 09/15/29 1,196,502
1,119,000 Wix.com Ltd.*
0.000%, 09/15/30 875,741
Workiva, Inc.
977,000 1.250%, 08/15/28 930,104
120,000 1.125%, 08/15/26 119,713
1,243,000 Xero Investments Ltd.*
1.625%, 06/12/31 1,130,322
47,390,617
Materials (3.9%)
1,448,000 Amyris, Inc.@
0.000%, 11/15/26 6,197
1,450,000 Centrus Energy Corp.*
0.000%, 08/15/32 1,522,326
700,000 Gold Pole Capital Co. Ltd.*
1.000%, 06/25/29 1,260,994
1,600,000 Jinkai Investment Holdings Ltd.*
0.000%, 02/05/31 1,515,072
Kansai Paint Co. Ltd.*
200,000,000 JPY 0.000%, 03/08/29 1,410,327
200,000,000 JPY 0.000%, 03/07/31 1,431,143
7,146,059
Real Estate (1.2%)
775,000 Compass, Inc.*^
0.250%, 04/15/31 808,247
1,290,000 Digital Realty Trust LP*
1.875%, 11/15/29 1,406,242
2,214,489
Utilities (4.4%)
1,430,000 CMS Energy Corp.
3.375%, 05/01/28 1,545,844
3,174,000 Duke Energy Corp.*
3.000%, 03/15/29 3,135,468

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
1,792,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 $ 1,988,224
1,539,000 Southern Co.^
3.250%, 06/15/28 1,552,035
8,221,571
TOTAL CONVERTIBLE BONDS
(Cost $139,712,186)
148,298,820
CORPORATE BOND (0.1%)
Information Technology (0.1%)
188,911 LivePerson, Inc.*
10.000%, 12/15/29
(Cost $150,718) 132,238
U.S. GOVERNMENT AND AGENCY SECURITY (0.6%)
Other (0.6%)
1,071,000 U.S. Treasury Notes
3.875%, 03/31/27
(Cost $1,071,360) 1,069,975
NUMBER OF
SHARES b b VALUE b
COMMON STOCK (1.1%)
Financials (1.1%)
16,603 Apollo Global Management, Inc.
(Cost $1,714,498) 2,085,172
CONVERTIBLE PREFERRED STOCKS (11.6%)
Communication Services (4.5%)
166,518
Alphabet, Inc.
6.250%, 05/15/29# 8,355,873
Financials (0.8%)
31,427
KKR & Co., Inc.^
6.250%, 03/01/28 1,363,618
Industrials (3.4%)
85,895
Boeing Co.#
6.000%, 10/15/27 5,738,645
13,927
QXO, Inc.
5.500%, 05/15/28 564,043
6,302,688
Information Technology (2.9%)
17,485
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 2,177,407
76,066
Oracle Corp.#^
6.500%, 01/15/29 3,185,644
5,363,051
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $19,818,096)
21,385,230
NUMBER OF
SHARES b b VALUE b
PREFERRED STOCK (1.0%)
Information Technology (1.0%)
19,287
Strategy, Inc.^
10.000% ‡‡
(Cost $1,873,994) $ 1,827,636
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (10.5%)
19,457,885
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $19,457,885) $ 19,457,885
TOTAL INVESTMENTS (105.1%)
(Cost $183,798,737)
194,256,956
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.5%) (19,457,885)
OTHER ASSETS, LESS LIABILITIES (5.4%)
9,977,099
NET ASSETS (100.0%) $ 184,776,170
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
# Non-income producing security.
‡‡ Perpetual maturity.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
HKD Hong Kong Dollar
JPY Japanese Yen
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Convertible Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 116,668,204 66 .7%
China 20,381,406 11 .7%
Japan 10,001,765 5 .7%
All other countries less than 5% $ 27,747,696 15 .9%
Total Investments $174,799,071 100 .0%
Country exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 108 $ — $ 148,298,820 $ — $ 148,298,820
Corporate Bond 1 — 132,238 — 132,238
U.S. Government and Agency Security 1 — 1,069,975 — 1,069,975
Common Stock 1 2,085,172 — — 2,085,172
Convertible Preferred Stocks 9 21,385,230 — — 21,385,230
Preferred Stock 1 1,827,636 — — 1,827,636
Investment of Cash Collateral for Securities Loaned 1 — 19,457,885 — 19,457,885
Total $ 25,298,038 $ 168,958,918 $ — $ 194,256,956

Calamos Timpani Small Cap Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.3%)
Consumer Discretionary (10.3%)
111,271 Life Time Group Holdings, Inc.# $ 5,018,322
105,271 Lincoln Educational Services Corp.# 4,402,433
640,946 Lindblad Expeditions Holdings, Inc.# 18,959,183
121,073 OneSpaWorld Holdings Ltd. 3,118,841
816,109 Rush Street Interactive, Inc.# 21,961,493
1,240,457 Super Group SGHC Ltd. 17,366,398
309,137 Target Hospitality Corp.# 4,698,882
92,589 Universal Technical Institute, Inc.# 3,639,674
79,165,226
Consumer Staples (3.1%)
1,307,117 Mama's Creations, Inc.# 24,090,166
Energy (2.6%)
211,443 Energy Services of America Corp. 3,040,550
326,894 National Energy Services Reunited
Corp.# 8,813,062
219,343 Natural Gas Services Group, Inc. 8,036,728
19,890,340
Financials (13.3%)
497,484 Chime Financial, Inc. - Class A# 11,437,157
106,769 Dave, Inc.# 39,791,739
25,477 Enova International, Inc.# 6,474,725
351,800 Ethos Technologies, Inc. - Class A# 7,183,756
318,122 Marex Group Ltd. 20,652,480
143,460 PROG Holdings, Inc. 6,315,109
532,434 WisdomTree, Inc. 10,313,246
102,168,212
Health Care (23.6%)
50,483 Arrowhead Pharmaceuticals, Inc.# 4,273,386
229,150 Axogen, Inc.# 9,672,421
14,491 Axsome Therapeutics, Inc.# 3,158,893
73,421 BrightSpring Health Services, Inc.# 4,383,968
1,359,788 Butterfly Network, Inc.# 9,668,093
187,019 Cogent Biosciences, Inc.# 7,280,650
742,856 CryoPort, Inc.# 11,209,697
131,335 Cytokinetics, Inc.# 10,129,869
56,759 GeneDx Holdings Corp.# 3,695,578
119,882 Guardant Health, Inc.# 19,419,685
51,211 Hinge Health, Inc. - Class A# 3,825,974
62,657 iRadimed Corp. 5,693,015
15,450 Krystal Biotech, Inc.# 5,270,304
144,326 LB Pharmaceuticals, Inc.# 5,784,586
58,048 Ligand Pharmaceuticals, Inc.# 16,691,122
4,901 Madrigal Pharmaceuticals, Inc.# 2,290,335
51,615 Mirum Pharmaceuticals, Inc.# 5,468,609
39,054 Palvella Therapeutics, Inc.# 5,430,068
62,997 Protagonist Therapeutics, Inc.# 8,607,910
25,681 PTC Therapeutics, Inc.# 1,746,565
104,841 Spyre Therapeutics, Inc.# 10,309,016
284,043 Travere Therapeutics, Inc.# 15,875,163
NUMBER OF
SHARES b b VALUE b
77,672 Twist Bioscience Corp.# $ 7,110,872
97,953 UroGen Pharma Ltd.# 3,745,723
180,741,502
Industrials (22.8%)
71,310 ArcBest Corp. 10,293,598
15,964 Argan, Inc. 9,106,344
32,197 Astronics Corp.# 2,237,370
9,802 Bloom Energy Corp. - Class A# 2,017,350
19,304 Carpenter Technology Corp. 10,031,517
158,312 CECO Environmental Corp.# 10,431,178
97,993 Civeo Corp.# 3,087,759
60,774 Ducommun, Inc.# 10,879,761
202,607 Electrovaya, Inc.# 1,665,430
18,724 ESCO Technologies, Inc. 5,903,490
169,692 Graham Corp.# 16,273,463
187,882 Heartland Express, Inc. 2,297,797
181,339 Knight-Swift Transportation
Holdings, Inc. 12,608,501
230,403 LSI Industries, Inc. 5,389,126
112,180 Mercury Systems, Inc.# 10,892,678
989,308 NPK International, Inc.# 12,356,457
39,215 Sterling Infrastructure, Inc.# 23,402,336
23,850 Timken Co. 3,280,567
299,083 Wabash National Corp. 3,756,482
216,397 Xometry, Inc. - Class A# 18,549,551
174,460,755
Information Technology (23.0%)
20,571 Agilysys, Inc.# 2,163,246
176,496 Appian Corp. - Class A# 4,758,332
17,830 Ciena Corp.# 6,722,802
37,945 DigitalOcean Holdings, Inc.# 4,458,537
95,238 Diodes, Inc.# 7,839,992
147,166 Frequency Electronics, Inc.# 8,531,213
106,381 Ichor Holdings Ltd.# 8,007,298
136,740 JFrog Ltd.# 10,910,485
902,981 Kopin Corp.# 3,178,493
554,159 LightPath Technologies, Inc. - Class
A# 5,746,629
42,575 Lumentum Holdings, Inc.# 30,395,995
22,004 Manhattan Associates, Inc.# 4,210,685
165,407 Porch Group, Inc.# 2,390,131
30,565 Q2 Holdings, Inc.# 1,860,492
289,697 Red Violet, Inc.# 20,099,178
107,762 ServiceTitan, Inc. - Class A# 8,950,712
64,130 Silicon Motion Technology Corp.
(ADR) 16,263,368
37,059 SiTime Corp.# 19,833,977
118,986 Ultra Clean Holdings, Inc.# 9,912,724
176,234,289

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Timpani Small Cap Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
NUMBER OF
SHARES b b VALUE b
Materials (0.6%)
189,086 Flotek Industries, Inc.# $ 4,451,084
TOTAL COMMON STOCKS
(Cost $520,624,455)
761,201,574
TOTAL INVESTMENTS (99.3%)
(Cost $520,624,455)
761,201,574
OTHER ASSETS, LESS LIABILITIES (0.7%)
5,108,633
NET ASSETS (100.0%) $ 766,310,207
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 83 $ 761,201,574 $ — $ — $ 761,201,574
Total $ 761,201,574 $ — $ — $ 761,201,574

Calamos Timpani SMID Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.5%)
Consumer Discretionary (11.5%)
6,868 Dutch Bros, Inc. - Class A# $ 452,121
994 Five Below, Inc.# 215,827
6,522 Life Time Group Holdings, Inc.# 294,142
736 Murphy USA, Inc. 447,311
46,078 Rush Street Interactive, Inc.# 1,239,959
70,939 Super Group SGHC Ltd. 993,146
1,075 Tapestry, Inc. 163,798
16,579 Target Hospitality Corp.# 252,001
10,637 Viking Holdings Ltd.# 1,109,971
5,168,276
Consumer Staples (1.9%)
46,954 Mama's Creations, Inc.# 865,362
Energy (0.7%)
12,185 National Energy Services Reunited
Corp.# 328,508
Financials (12.2%)
2,002 Affirm Holdings, Inc.# 143,163
29,111 Chime Financial, Inc. - Class A# 669,262
6,213 Dave, Inc.# 2,315,523
1,170 Enova International, Inc.# 297,344
18,010 Marex Group Ltd. 1,169,209
3,026 SEI Investments Co. 311,618
3,009 Stifel Financial Corp. 249,476
17,219 WisdomTree, Inc. 333,532
5,489,127
Health Care (23.5%)
3,938 Arrowhead Pharmaceuticals, Inc.# 333,352
12,743 Axogen, Inc.# 537,882
1,698 Axsome Therapeutics, Inc.# 370,147
5,177 Bridgebio Pharma, Inc.# 414,626
3,571 BrightSpring Health Services, Inc.# 213,224
9,172 Cogent Biosciences, Inc.# 357,066
7,406 Cytokinetics, Inc.# 571,225
9,179 Guardant Health, Inc.# 1,486,906
1,892 Insmed, Inc.# 186,551
1,902 Jazz Pharmaceuticals PLC# 480,940
621 Krystal Biotech, Inc.# 211,836
3,209 Ligand Pharmaceuticals, Inc.# 922,716
672 Madrigal Pharmaceuticals, Inc.# 314,039
2,412 Mirum Pharmaceuticals, Inc.# 255,551
1,007 Natera, Inc.# 269,634
2,201 Neurocrine Biosciences, Inc.# 367,127
2,105 Palvella Therapeutics, Inc.# 292,679
2,953 Protagonist Therapeutics, Inc.# 403,498
4,422 Revolution Medicines, Inc.# 829,258
5,380 Spyre Therapeutics, Inc.# 529,015
15,516 Travere Therapeutics, Inc.# 867,189
NUMBER OF
SHARES b b VALUE b
3,802 Twist Bioscience Corp.# $ 348,073
10,562,534
Industrials (24.6%)
874 Argan, Inc. 498,556
1,578 Astronics Corp.# 109,655
2,542 ATI, Inc.# 476,472
1,726 Axon Enterprise, Inc.# 910,914
575 Bloom Energy Corp. - Class A# 118,341
1,476 Carpenter Technology Corp. 767,018
8,612 CECO Environmental Corp.# 567,445
410 Comfort Systems USA, Inc. 709,173
1,028 ESCO Technologies, Inc. 324,118
706 FTAI Aviation Ltd. 145,436
2,356 JB Hunt Transport Services, Inc. 640,243
8,716 Knight-Swift Transportation
Holdings, Inc. 606,023
6,072 Mercury Systems, Inc.# 589,591
20,428 NPK International, Inc.# 255,146
779 RBC Bearings, Inc.# 429,470
2,888 Sterling Infrastructure, Inc.# 1,723,472
2,130 Timken Co. 292,982
12,078 Xometry, Inc. - Class A# 1,035,326
4,127 XPO, Inc.# 829,403
11,028,784
Information Technology (25.1%)
721 Agilysys, Inc.# 75,820
429 AppLovin Corp. - Class A# 169,841
5,015 Arrow Electronics, Inc.# 1,086,099
4,292 Block, Inc.# 348,682
1,310 Ciena Corp.# 493,935
3,766 DigitalOcean Holdings, Inc.# 442,505
2,127 Everpure, Inc. - Class A# 164,141
1,462 GoDaddy, Inc. - Class A# 120,966
1,531 Guidewire Software, Inc.# 232,620
433 HubSpot, Inc.# 102,777
2,242 Ichor Holdings Ltd.# 168,755
6,510 JFrog Ltd.# 519,433
2,701 Lumentum Holdings, Inc.# 1,928,352
2,291 Manhattan Associates, Inc.# 438,406
692 Monolithic Power Systems, Inc. 986,813
11,936 Samsara, Inc. - Class A# 444,855
5,739 ServiceTitan, Inc. - Class A# 476,681
3,748 Silicon Motion Technology Corp.
(ADR) 950,493
2,107 SiTime Corp.# 1,127,666
1,940 Twilio, Inc. - Class A# 382,859

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Timpani SMID Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
NUMBER OF
SHARES b b VALUE b
7,074 Ultra Clean Holdings, Inc.# $ 589,335
11,251,034
TOTAL COMMON STOCKS
(Cost $30,950,936)
44,693,625
TOTAL INVESTMENTS (99.5%)
(Cost $30,950,936)
44,693,625
OTHER ASSETS, LESS LIABILITIES (0.5%)
211,735
NUMBER OF
SHARES b b VALUE b
NET ASSETS (100.0%) $ 44,905,360
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 81 $ 44,693,625 $ — $ — $ 44,693,625
Total $ 44,693,625 $ — $ — $ 44,693,625

Calamos Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.7%)
Communication Services (13.3%)
396,000 Alphabet, Inc. - Class A $ 141,027,480
111,400 Meta Platforms, Inc. - Class A 62,017,494
213,800 Netflix, Inc.# 15,331,598
16,250 Spotify Technology SA# 8,124,025
226,500,597
Consumer Discretionary (13.4%)
53,700 Airbnb, Inc. - Class A# 8,136,624
468,246 Amazon.com, Inc.# 127,166,249
21,500 Burlington Stores, Inc.# 7,922,320
105,000 DoorDash, Inc. - Class A# 20,596,800
29,898 Dutch Bros, Inc. - Class A#^ 1,968,185
4,331 Five Below, Inc.# 940,390
28,397 Life Time Group Holdings, Inc.# 1,280,705
3,228 Murphy USA, Inc. 1,961,849
56,700 Royal Caribbean Cruises Ltd. 18,047,610
200,634 Rush Street Interactive, Inc.#^ 5,399,061
311,118 Super Group SGHC Ltd. 4,355,652
4,714 Tapestry, Inc. 718,272
72,758 Target Hospitality Corp.# 1,105,922
79,200 Tesla, Inc.# 24,647,832
46,347 Viking Holdings Ltd.# 4,836,309
229,083,780
Consumer Staples (1.1%)
204,471 Mama's Creations, Inc.#^ 3,768,400
142,000 Walmart, Inc. 15,790,400
19,558,800
Energy (0.1%)
53,360 National Energy Services Reunited
Corp.# 1,438,585
Financials (5.2%)
8,782 Affirm Holdings, Inc.# 628,001
23,600 American Express Co. 7,935,500
127,751 Chime Financial, Inc. - Class A#^ 2,936,996
27,249 Dave, Inc.#^ 10,155,430
5,131 Enova International, Inc.# 1,303,992
78,518 Marex Group Ltd. 5,097,389
13,276 SEI Investments Co. 1,367,162
13,106 Stifel Financial Corp. 1,086,618
155,000 Visa, Inc. - Class A 56,750,150
75,524 WisdomTree, Inc.^ 1,462,900
88,724,138
Health Care (7.6%)
17,273 Arrowhead Pharmaceuticals, Inc.# 1,462,159
55,891 Axogen, Inc.#^ 2,359,159
7,445 Axsome Therapeutics, Inc.# 1,622,936
22,723 Bridgebio Pharma, Inc.# 1,819,885
15,566 BrightSpring Health Services, Inc.# 929,446
40,158 Cogent Biosciences, Inc.#^ 1,563,351
NUMBER OF
SHARES b b VALUE b
32,256 Cytokinetics, Inc.#^ $ 2,487,905
40,600 Eli Lilly & Co. 46,642,904
40,282 Guardant Health, Inc.# 6,525,281
8,232 Insmed, Inc.# 811,675
21,250 Intuitive Surgical, Inc.# 7,508,263
8,348 Jazz Pharmaceuticals PLC# 2,110,875
2,722 Krystal Biotech, Inc.#^ 928,529
13,963 Ligand Pharmaceuticals, Inc.#^ 4,014,921
2,948 Madrigal Pharmaceuticals, Inc.#^ 1,377,659
10,540 Mirum Pharmaceuticals, Inc.#^ 1,116,713
4,395 Natera, Inc.# 1,176,805
9,651 Neurocrine Biosciences, Inc.# 1,609,787
9,197 Palvella Therapeutics, Inc.#^ 1,278,751
12,931 Protagonist Therapeutics, Inc.#^ 1,766,892
19,073 Revolution Medicines, Inc.# 3,576,760
145,000 Royalty Pharma PLC - Class A 8,472,350
23,555 Spyre Therapeutics, Inc.#^ 2,316,163
18,750 Stryker Corp. 6,106,875
67,714 Travere Therapeutics, Inc.#^ 3,784,536
16,684 Twist Bioscience Corp.#^ 1,527,420
36,900 UnitedHealth Group, Inc. 15,291,360
130,189,360
Industrials (8.6%)
3,824 Argan, Inc.^ 2,181,325
6,902 Astronics Corp.#^ 479,620
11,148 ATI, Inc.# 2,089,581
7,516 Axon Enterprise, Inc.# 3,966,644
2,521 Bloom Energy Corp. - Class A# 518,847
62,000 Boeing Co.# 13,400,680
6,452 Carpenter Technology Corp. 3,352,847
21,200 Caterpillar, Inc. 17,273,972
37,779 CECO Environmental Corp.# 2,489,258
1,791 Comfort Systems USA, Inc. 3,097,875
17,200 Cummins, Inc. 10,908,240
33,600 Eaton Corp. PLC 13,950,720
4,487 ESCO Technologies, Inc.^ 1,414,706
3,098 FTAI Aviation Ltd. 638,188
14,100 GE Vernova, Inc. 13,963,089
23,300 General Electric Co. 8,389,631
10,338 JB Hunt Transport Services, Inc. 2,809,352
73,500 Johnson Controls International PLC 10,779,510
38,157 Knight-Swift Transportation
Holdings, Inc. 2,653,056
26,493 Mercury Systems, Inc.#^ 2,572,470
89,027 NPK International, Inc.# 1,111,947
3,410 RBC Bearings, Inc.# 1,879,967
12,673 Sterling Infrastructure, Inc.# 7,562,866
9,329 Timken Co. 1,283,204
147,500 Uber Technologies, Inc.# 10,378,100
52,975 Xometry, Inc. - Class A#^ 4,541,017
17,967 XPO, Inc.#^ 3,610,828
147,297,540

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Information Technology (50.4%)
57,100 Advanced Micro Devices, Inc.# $ 27,188,165
3,163 Agilysys, Inc.# 332,621
460,000 Apple, Inc. 142,098,600
79,400 Applied Materials, Inc. 40,308,998
1,883 AppLovin Corp. - Class A# 745,480
151,400 Arista Networks, Inc.# 27,304,990
21,908 Arrow Electronics, Inc.# 4,744,616
18,813 Block, Inc.# 1,528,368
197,000 Broadcom, Inc. 76,688,160
5,750 Ciena Corp.# 2,168,037
48,200 Coherent Corp.# 12,671,298
86,800 Datadog, Inc. - Class A# 23,259,796
16,508 DigitalOcean Holdings, Inc.#^ 1,939,690
9,260 Everpure, Inc. - Class A# 714,594
6,416 GoDaddy, Inc. - Class A# 530,860
6,716 Guidewire Software, Inc.# 1,020,429
1,902 HubSpot, Inc.# 451,459
9,835 Ichor Holdings Ltd.# 740,280
54,000 Intel Corp.# 4,870,800
28,410 JFrog Ltd.# 2,266,834
11,780 Lumentum Holdings, Inc.# 8,410,213
10,049 Manhattan Associates, Inc.# 1,922,977
12,850 Micron Technology, Inc. 10,575,936
250,800 Microsoft Corp. 116,551,776
26,700 MongoDB, Inc.# 9,010,716
3,021 Monolithic Power Systems, Inc. 4,308,037
939,500 NVIDIA Corp. 188,604,625
81,000 Oracle Corp. 10,519,470
75,000 Palantir Technologies, Inc. - Class
A# 9,229,500
56,900 Palo Alto Networks, Inc.# 18,881,127
52,361 Samsara, Inc. - Class A#^ 1,951,494
25,300 Seagate Technology Holdings PLC 21,660,089
25,187 ServiceTitan, Inc. - Class A#^ 2,092,032
16,442 Silicon Motion Technology Corp.
(ADR) 4,169,691
9,225 SiTime Corp.# 4,937,220
90,000 Snowflake, Inc.# 26,395,200
60,400 Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR) 24,416,700
49,000 Texas Instruments, Inc. 13,511,260
8,509 Twilio, Inc. - Class A# 1,679,251
30,963 Ultra Clean Holdings, Inc.#^ 2,579,528
13,600 Western Digital Corp. 7,409,824
860,390,741
TOTAL COMMON STOCKS
(Cost $719,857,407)
1,703,183,541
PRINCIPAL
AMOUNT a a VALUE a
PRIVATE INVESTMENT FUND (0.1%)
Primary Investment (0.1%)
N/A 50T Fund A LP1,2,3,4
(Cost $2,500,000) $ 2,326,750
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.8%)
30,407,282
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $30,407,282) $ 30,407,282
TOTAL INVESTMENTS (101.6%)
(Cost $752,764,689)
1,735,917,573
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%) (30,407,282)
OTHER ASSETS, LESS LIABILITIES (0.2%)
2,854,987
NET ASSETS (100.0%) $ 1,708,365,278
# Non-income producing security.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
1 Investment valued using net asset value per share as practical expedient.
2 Private investment company does not issue shares or units.
3 Investment has been committed to but has not been fully funded by the
Fund. See unfunded commitments and redemption restrictions table below.
4 Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. The investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Original
Acquisition Date as shown in the unfunded commitments and redemption restrictions table below. Total fair value of restricted investments as of July
31, 2026 was $2,326,750, or 0.1% of net assets.
ABBREVIATION
ADR American Depositary Receipt

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
The following table represents unfunded commitments and redemption restrictions of investments that are measured at
NAV per share (or its equivalent) as a practical expedient as of July 31, 2026:
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 127 $ 1,703,183,541 $ — $ — $ 1,703,183,541
Investment of Cash Collateral for Securities Loaned 1 — 30,407,282 — 30,407,282
Total $ 1,703,183,541 $ 30,407,282 $ — $ 1,733,590,823
Investments Valued at NAV
1
$ 2,326,750
Total $ 1,735,917,573
1 As of July 31, 2026, certain of the Fund's investments were valued using NAV per unit as a practical expedient and have been excluded from the fair value hierarchy.
SECURITY
DESCRIPTION
UNFUNDED
COMMITMENTS
REDEMPTIONS
FREQUENCY
REDEMPTION
NOTICE
PERIOD COST
FAIR
VALUE
ORIGINAL
ACQUISITION
DATE
50T Fund A LP 2,500,000 Not permitted N/A 2,500,000 2,326,750 12/2/2025

Calamos Growth and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (16.5%)
Communication Services (0.5%)
5,935,000 Live Nation Entertainment, Inc.*
2.875%, 10/15/31 $ 6,407,129
10,920,000 Lyft, Inc.*
0.000%, 09/15/30 11,045,799
17,452,928
Consumer Discretionary (1.2%)
21,325,000 DoorDash, Inc.
0.000%, 05/15/30 21,503,917
15,240,000 Etsy, Inc.
1.000%, 06/15/30 18,591,276
40,095,193
Consumer Staples (0.2%)
7,000,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 8,460,480
Energy (0.2%)
9,525,000 Liberty Energy, Inc.*^
0.000%, 03/01/31 8,351,901
Financials (0.9%)
3,725,000 Federal Realty OP LP*
3.250%, 01/15/29 4,113,629
8,172,000 Kite Realty Group LP*
3.250%, 04/15/32 8,145,278
7,660,000 Robinhood Markets, Inc.*
0.000%, 10/01/29 7,350,689
7,655,000 WisdomTree, Inc.*
4.625%, 08/15/30 9,801,539
29,411,135
Health Care (2.2%)
8,205,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 8,490,944
6,945,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 8,590,826
2,987,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 3,565,044
14,055,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 15,002,588
5,995,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 7,031,775
10,390,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 10,589,488
11,130,000 Revolution Medicines, Inc.^
0.500%, 05/01/33 13,803,315
6,885,000 Travere Therapeutics, Inc.^
0.500%, 05/15/32 8,043,746
75,117,726
Industrials (2.4%)
5,360,000 Bloom Energy Corp.*
0.000%, 11/15/30 7,533,641
PRINCIPAL
AMOUNT a a VALUE a
12,219,000 BWX Technologies, Inc.*
0.000%, 11/01/30 $ 11,796,222
7,200,000 Fluor Corp.^
1.125%, 08/15/29 9,350,928
13,260,000 JBT Marel Corp.*^
0.375%, 09/15/30 13,337,306
15,570,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 17,012,405
Uber Technologies, Inc.
13,580,000 Series 2028, 0.875%, 12/01/28 15,996,153
7,145,000 0.000%, 05/15/28 8,003,615
83,030,270
Information Technology (6.0%)
10,840,000 Akamai Technologies, Inc.
0.250%, 05/15/33 15,517,894
14,360,000 Cloudflare, Inc.^
0.000%, 06/15/30 19,883,430
13,895,000 CyberArk Software Ltd.
0.000%, 06/15/30 22,773,071
8,590,000 Datadog, Inc.
0.000%, 12/01/29 12,484,792
10,347,000 IREN Ltd.*^
1.000%, 12/01/33 7,842,716
2,040,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 7,955,612
15,325,000 Microchip Technology, Inc.*
0.000%, 02/15/30 16,358,978
8,805,000 Mirion Technologies, Inc.*
0.000%, 10/01/31 7,585,155
13,730,000 ON Semiconductor Corp.^
0.500%, 03/01/29 15,551,010
8,795,000 Onto Innovation, Inc.*
0.000%, 06/01/31 9,553,041
5,260,000 Penguin Solutions, Inc.*^
0.000%, 08/01/31 4,683,925
2,905,000 Seagate HDD Cayman
3.500%, 06/01/28 30,193,989
6,550,000 Snowflake, Inc.
0.000%, 10/01/29 12,979,873
1,680,000 Western Digital Corp.
3.000%, 11/15/28 24,252,833
207,616,319
Real Estate (1.1%)
9,155,000 Digital Realty Trust LP*^
1.875%, 11/15/29 9,979,957
7,570,000 Realty Income Corp.*
3.500%, 01/15/29 7,862,959
11,030,000 Welltower OP LLC*^
3.125%, 07/15/29 20,425,685
38,268,601
Utilities (1.8%)
15,140,000 CenterPoint Energy, Inc.*^
3.000%, 08/01/28 15,773,609
15,830,000 CMS Energy Corp.
3.375%, 05/01/28 17,112,388

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
16,315,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 $ 18,101,492
8,860,000 Southern Co.
4.500%, 06/15/27 9,660,590
60,648,079
TOTAL CONVERTIBLE BONDS
(Cost $472,980,046)
568,452,632
U.S. GOVERNMENT AND AGENCY SECURITY (0.5%)
Other (0.5%)
17,295,000 U.S. Treasury Notes
4.125%, 01/31/27
(Cost $17,316,737) 17,307,498
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (75.9%)
Communication Services (7.8%)
508,010 Alphabet, Inc. - Class A 180,917,601
4,385 Alphabet, Inc. - Class C 1,563,910
105,555 Meta Platforms, Inc. - Class A 58,763,524
279,750 Netflix, Inc.# 20,060,873
93,080 Walt Disney Co. 8,953,365
270,259,273
Consumer Discretionary (8.3%)
551,500 Amazon.com, Inc.# 149,776,370
68,750 Booking Holdings, Inc. 13,261,875
50,845 Home Depot, Inc. 16,878,506
11,475 KRW Hyundai Motor Co. 3,040,381
70,505 Lowe's Cos., Inc. 14,651,644
39,815 McDonald's Corp. 10,775,532
29,361 Royal Caribbean Cruises Ltd. 9,345,606
137,140 Starbucks Corp. 14,433,985
132,125 Tesla, Inc.# 41,118,621
77,920 TJX Cos., Inc. 12,259,933
285,542,453
Consumer Staples (3.4%)
270,070 Coca-Cola Co. 23,655,431
18,465 Costco Wholesale Corp. 17,576,649
147,210 Dollar General Corp. 18,703,031
110,765 Philip Morris International, Inc. 21,136,177
108,280 Procter & Gamble Co. 15,645,377
192,090 Walmart, Inc. 21,360,408
118,077,073
Energy (2.9%)
62,180 Chevron Corp. 12,238,889
222,135 EQT Corp. 11,837,574
195,105 ExxonMobil Holdings Corp. 30,327,121
88,585 Marathon Petroleum Corp. 28,034,495
236,790 Williams Cos., Inc. 16,939,957
99,378,036
NUMBER OF
SHARES b b VALUE b
Financials (10.7%)
39,470 American Express Co. $ 13,271,788
44,243 Assurant, Inc. 12,352,203
482,460 Bank of America Corp. 29,888,397
9,170 BlackRock, Inc. 9,998,876
29,670 Capital One Financial Corp. 6,201,327
36,270 Chubb Ltd. 12,719,164
212,885 Citigroup, Inc. 28,196,618
32,680 Goldman Sachs Group, Inc. 33,280,658
175,135 JPMorgan Chase & Co. 61,610,742
69,155 Mastercard, Inc. - Class A 39,632,731
96,000 JPY Mizuho Financial Group, Inc. 4,977,042
124,290 Morgan Stanley 26,153,102
135,300 JPY ORIX Corp. 5,460,617
14,060 S&P Global, Inc. 5,791,736
77,890 State Street Corp. 14,344,222
114,120 Visa, Inc. - Class A 41,782,756
284,680 Wells Fargo & Co. 24,610,586
370,272,565
Health Care (7.7%)
67,220 AbbVie, Inc. 16,868,187
91,655 Boston Scientific Corp.# 4,283,038
117,500 CVS Health Corp. 12,270,525
56,460 Danaher Corp. 11,008,571
43,015 Eli Lilly & Co. 49,417,353
95,230 Gilead Sciences, Inc. 12,399,898
15,410 Intuitive Surgical, Inc.# 5,444,815
151,345 Johnson & Johnson 38,797,291
121,475 Medtronic PLC 10,372,750
176,815 Merck & Co., Inc. 23,021,313
60,990 Quest Diagnostics, Inc. 14,211,280
17,880 Stryker Corp. 5,823,516
36,000 Thermo Fisher Scientific, Inc. 20,674,800
68,510 UnitedHealth Group, Inc. 28,390,544
22,615 Vertex Pharmaceuticals, Inc.# 10,789,617
263,773,498
Industrials (5.9%)
29,535 Caterpillar, Inc. 24,065,413
699,400 CSX Corp. 35,249,760
136,175 Delta Air Lines, Inc. 11,907,142
31,525 GE Vernova, Inc. 31,218,892
51,530 General Electric Co. 18,554,407
14,060 Mobility Global, Inc.# 286,543
23,315 Parker-Hannifin Corp. 22,767,797
18,885 Quanta Services, Inc. 12,603,094
117,980 RTX Corp. 25,391,656
69,965 Union Pacific Corp. 20,438,875
202,483,579
Information Technology (26.6%)
71,180 Advanced Micro Devices, Inc.# 33,892,357
56,495 Amphenol Corp. - Class A 9,078,746
711,150 Apple, Inc. 219,681,346

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Growth and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
36,500 Applied Materials, Inc. $ 18,529,955
223,560 Broadcom, Inc. 87,027,437
231,530 Cisco Systems, Inc. 26,855,165
207,025 Intel Corp.# 18,673,655
114,100 Lam Research Corp. 33,433,582
57,370 Micron Technology, Inc. 47,217,231
337,840 Microsoft Corp. 157,001,005
1,107,945 NVIDIA Corp. 222,419,959
31,050 Oracle Corp. 4,032,463
144,460 Palantir Technologies, Inc. - Class
A# 17,777,248
49,060 Salesforce, Inc. 9,028,021
8,695 Sandisk Corp.# 10,562,947
915,211,117
Materials (2.3%)
371,240 Freeport-McMoRan, Inc. 23,250,761
52,995 Linde PLC 25,351,748
62,025 Sherwin-Williams Co. 21,141,221
41,210 Vulcan Materials Co. 11,067,770
80,811,500
Utilities (0.3%)
71,770 Vistra Corp. 10,635,596
TOTAL COMMON STOCKS
(Cost $877,866,132)
2,616,444,690
CONVERTIBLE PREFERRED STOCKS (3.3%)
Communication Services (0.5%)
354,120
Alphabet, Inc.
6.250%, 05/15/29# 17,769,742
Industrials (1.0%)
270,245
Boeing Co.#
6.000%, 10/15/27 18,055,068
179,100
QXO, Inc.
5.500%, 05/15/28 7,253,550
164,450
VSE Corp.#^
5.750%, 02/01/29 8,350,771
33,659,389
Information Technology (1.0%)
86,115
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 10,723,901
275,800
Microchip Technology, Inc.
7.500%, 03/15/28 17,728,424
168,475
Oracle Corp.#^
6.500%, 01/15/29 7,055,733
35,508,058
Materials (0.2%)
112,640
Albemarle Corp.
7.250%, 03/01/27 5,607,219
NUMBER OF
SHARES b b VALUE b
Utilities (0.6%)#
80,675
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)§
3.369%, 09/15/29 $ 2,495,278
388,230
NextEra Energy, Inc.
7.375%, 02/15/29 18,518,571
21,013,849
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $114,423,160)
113,558,257
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
Other (0.3%)
21,850
230,692,300
iShares MSCI EAFE ETF Call,
09/18/26, Strike $110.00 1,573,200
83
234,675,860
NASDAQ 100 Stock Index Put,
10/16/26, Strike $27,250.00 6,250,315
45
13,191,026
Russell 2000 Index Call, 09/18/26,
Strike $2,630.00 1,442,475
9,265,990
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $13,254,651)
9,265,990
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.8%)
62,167,950
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $62,167,950) $ 62,167,950
TOTAL INVESTMENTS (98.3%)
(Cost $1,558,008,676)
3,387,197,017
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%) (62,167,950)
OTHER ASSETS, LESS LIABILITIES (3.5%)
121,316,088
NET ASSETS (100.0%) $ 3,446,345,155
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Other (-0.1%)
(83)
(234,675,860)
NASDAQ 100 Stock Index Put,
10/16/26, Strike $25,000.00
(Premium $3,158,796) $ (2,647,700)

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
# Non-income producing security.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
JPY Japanese Yen
KRW South Korean Won
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 46 $ — $ 568,452,632 $ — $ 568,452,632
U.S. Government and Agency Security 1 — 17,307,498 — 17,307,498
Common Stocks 90 2,602,966,650 13,478,040 — 2,616,444,690
Convertible Preferred Stocks 13 111,062,979 2,495,278 — 113,558,257
Exchange-Traded Purchased Options 3 9,265,990 — — 9,265,990
Investment of Cash Collateral for Securities Loaned 1 — 62,167,950 — 62,167,950
Total $ 2,723,295,619 $ 663,901,398 $ — $ 3,387,197,017
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 2,647,700 $ — $ — $ 2,647,700
Total $ 2,647,700 $ — $ — $ 2,647,700

Calamos Select Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.2%)
Communication Services (10.8%)
11,890 Alphabet, Inc. - Class A $ 4,234,386
3,045 Meta Platforms, Inc. - Class A 1,695,182
7,760 Netflix, Inc.# 556,469
850 Spotify Technology SA# 424,949
6,910,986
Consumer Discretionary (12.0%)
5,730 Airbnb, Inc. - Class A# 868,210
11,890 Amazon.com, Inc.# 3,229,086
3,820 DoorDash, Inc. - Class A# 749,331
2,620 Home Depot, Inc. 869,735
2,540 Royal Caribbean Cruises Ltd. 808,482
1,170 Tesla, Inc.# 364,116
4,710 TJX Cos., Inc. 741,071
7,630,031
Consumer Staples (2.2%)
3,600 PepsiCo, Inc. 502,416
7,920 Walmart, Inc. 880,704
1,383,120
Energy (1.7%)
5,490 Chevron Corp. 1,080,597
Financials (9.7%)
2,540 American Express Co. 854,075
3,110 Chubb Ltd. 1,090,615
2,970 JPMorgan Chase & Co. 1,044,816
4,520 Morgan Stanley 951,098
3,890 Visa, Inc. - Class A 1,424,246
9,330 Wells Fargo & Co. 806,579
6,171,429
Health Care (9.3%)
3,610 Danaher Corp. 703,878
1,270 Eli Lilly & Co. 1,459,027
1,490 Intuitive Surgical, Inc.# 526,461
5,300 Johnson & Johnson 1,358,655
5,800 Royalty Pharma PLC - Class A 338,894
2,470 Stryker Corp. 804,479
1,770 UnitedHealth Group, Inc. 733,488
5,924,882
Industrials (10.1%)
4,800 Boeing Co.# 1,037,472
905 Caterpillar, Inc. 737,403
710 Cummins, Inc. 450,282
1,260 Deere & Co. 746,764
1,700 Eaton Corp. PLC 705,840
4,710 Johnson Controls International PLC 690,769
7,750 Uber Technologies, Inc.# 545,290
2,320 Union Pacific Corp. 677,742
NUMBER OF
SHARES b b VALUE b
3,660 Waste Management, Inc. $ 829,173
6,420,735
Information Technology (36.7%)
1,650 Advanced Micro Devices, Inc.# 785,648
15,200 Apple, Inc. 4,695,432
2,970 Applied Materials, Inc. 1,507,780
4,450 Arista Networks, Inc.# 802,558
5,780 Broadcom, Inc. 2,250,038
2,030 Coherent Corp.# 533,667
2,440 Datadog, Inc. - Class A# 653,847
3,740 Intel Corp.# 337,348
415 Micron Technology, Inc. 341,557
6,700 Microsoft Corp. 3,113,624
23,600 NVIDIA Corp. 4,737,700
1,440 Palo Alto Networks, Inc.# 477,835
860 Seagate Technology Holdings PLC 736,272
2,600 ServiceNow, Inc.# 289,198
2,690 Snowflake, Inc.# 788,923
1,120 Synopsys, Inc.# 435,411
3,250 Texas Instruments, Inc. 896,155
23,382,993
Materials (2.2%)
1,700 Linde PLC 813,246
1,700 Sherwin-Williams Co. 579,445
1,392,691
Real Estate (1.8%)
7,920 Prologis, Inc. 1,145,311
Utilities (1.7%)
11,730 Southern Co. 1,108,954
TOTAL COMMON STOCKS
(Cost $33,761,976)
62,551,729
TOTAL INVESTMENTS (98.2%)
(Cost $33,761,976)
62,551,729
OTHER ASSETS, LESS LIABILITIES (1.8%)
1,163,608
NET ASSETS (100.0%) $ 63,715,337
# Non-income producing security.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Select Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 57 $ 62,551,729 $ — $ — $ 62,551,729
Total $ 62,551,729 $ — $ — $ 62,551,729

Calamos International Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.6%)
Communication Services (1.5%)
56,590 Millicom International Cellular SA^ $ 5,403,213
Consumer Discretionary (9.6%)
30,650 Alibaba Group Holding Ltd. (ADR)^ 3,746,962
314,500 PLN Allegro.eu SA#* 3,788,518
246,500 JPY BuySell Technologies Co. Ltd. 4,553,145
237,410 EUR Deutsche Lufthansa AG 2,491,150
12,946 KRW Hyundai Motor Co. 3,430,132
10,210 EUR Kering SA 3,370,049
39,200 SEK MIPS AB* 1,733,151
32,380 Sea Ltd. (ADR)# 3,456,241
65,430 Viking Holdings Ltd.# 6,827,621
33,396,969
Consumer Staples (3.0%)
16,310 Philip Morris International, Inc. 3,112,274
37,080 PriceSmart, Inc.^ 7,190,183
10,302,457
Energy (2.0%)
99,770 TechnipFMC PLC 7,149,518
Financials (23.5%)
752,500 EUR Alpha Bank SA 3,731,445
87,739 SEK Avarda Bank AB* 1,734,953
398,250 EUR Banco Santander SA 5,664,018
37,240 EUR BAWAG Group AG* 7,552,106
14,770 Chubb Ltd. 5,179,544
41,220 EUR Erste Group Bank AG 5,388,405
452,000 INR Federal Bank Ltd. 1,698,345
19,300 Grupo Cibest SA (ADR) 1,785,636
168,050 EUR ING Groep NV 5,905,537
26,800 KRW KB Financial Group, Inc. 3,136,585
105,700 JPY Mizuho Financial Group, Inc. 5,479,931
250,100 JPY Nishi-Nippon Financial Holdings,
Inc. 6,609,600
177,400 JPY ORIX Corp. 7,159,745
4,095 GBP Plus500 Ltd. 215,794
410,000 JPY Shiga Bank Ltd.^ 6,092,055
105,620 CHF UBS Group AG 5,582,823
96,630 EUR UniCredit SpA 9,113,352
82,029,874
Health Care (4.1%)
162,600 JPY Asahi Intecc Co. Ltd. 3,668,442
23,890 CHF Galderma Group AG 5,198,734
91,380 Royalty Pharma PLC - Class A 5,339,333
14,206,509
Industrials (24.5%)
59,500 JPY BayCurrent, Inc. 2,683,694
40,320 CAD Canadian Pacific Kansas City Ltd. 3,581,443
41,700 HKD Contemporary Amperex Technology
Co. Ltd. - Class H^ 3,301,170
NUMBER OF
SHARES b b VALUE b
75,900 JPY Daifuku Co. Ltd.^ $ 2,795,866
82,720 EUR Deutsche Post AG 5,525,841
95,800 JPY FANUC Corp. 3,860,306
2,080,000 GBP Hays PLC 1,581,073
8,800 EUR HOCHTIEF AG 4,510,215
1,860 KRW Hyosung Heavy Industries Corp. 3,022,913
29,570 CHF Implenia AG 2,346,219
78,100 DKK ISS AS 3,461,495
59,450 SEK Loomis AB 3,280,718
126,500 JPY Mitsubishi Electric Corp. 4,556,921
25,470 EUR Prysmian SpA 3,514,687
129,200 EUR Randstad NV 5,462,044
71,100 JPY Recruit Holdings Co. Ltd. 5,622,646
524,500 GBP Rolls-Royce Holdings PLC 10,463,597
13,050 EUR Safran SA 5,128,406
49,020 EUR Siemens Energy AG 8,374,722
173,500 JPY SMS Co. Ltd. 2,408,962
85,482,938
Information Technology (25.2%)
28,900 JPY Advantest Corp. 5,710,118
490,000 SGD AEM Holdings Ltd. 3,152,146
5,580 EUR ASM International NV 5,167,910
5,825 EUR ASML Holding NV 9,599,279
71,000 TWD Delta Electronics, Inc. 3,493,031
9,500 JPY Keyence Corp. 4,765,073
42,800 CNY NAURA Technology Group Co. Ltd.
- Class A 4,348,179
5,170 KRW Samsung Electro-Mechanics Co.
Ltd. 3,950,639
42,630 KRW Samsung Electronics Co. Ltd. 7,419,956
20,400 EUR SAP SE 3,739,220
444,200 JPY SHIFT, Inc.# 2,495,943
6,670 KRW SK Hynix, Inc. 7,574,819
308,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 22,781,293
10,400 JPY Tokyo Electron Ltd. 3,477,105
87,674,711
Materials (4.2%)
114,320 CAD Alamos Gold, Inc. - Class A 3,177,164
153,120 CAD Hudbay Minerals, Inc. 3,474,514
8,760 Linde PLC 4,190,609
20,775 Southern Copper Corp.^ 3,795,800
14,638,087
Utilities (1.0%)
52,900 EUR RWE AG 3,479,918
TOTAL COMMON STOCKS
(Cost $267,370,488)
343,764,194

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos International Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
WARRANT (0.0%)#
Information Technology (0.0%)
1,260 Constellation Software, Inc.^
03/31/40, Strike $1.00
(Cost $–) $ —
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.4%)#
Communication Services (0.2%)
137
6,849,178
Spotify Technology SA Call,
08/21/26, Strike $500.00 384,628
131
6,549,214
Spotify Technology SA Call,
08/21/26, Strike $550.00 136,895
521,523
Consumer Discretionary (0.1%)
36
6,760,620
MercadoLibre, Inc. Call, 08/21/26,
Strike $1,850.00 395,640
Information Technology (0.1%)
541
6,337,815
Shopify, Inc. Call, 08/21/26, Strike
$125.00 327,305
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,769,021)
1,244,468
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
9,666,527
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $9,666,527) $ 9,666,527
TOTAL INVESTMENTS (101.8%)
(Cost $278,806,036)
354,675,189
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%) (9,666,527)
OTHER ASSETS, LESS LIABILITIES (1.0%)
3,458,269
NET ASSETS (100.0%) $ 348,466,931
# Non-income producing security.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
Japan $ 71,939,551 20 .8%
United States 32,235,204 9 .3%
South Korea 28,535,043 8 .3%
Germany 28,121,066 8 .1%
Taiwan 26,274,324 7 .6%
Netherlands 26,134,770 7 .6%
United Kingdom 19,194,189 5 .5%
All other countries less than 5% $ 112,574,515 32 .8%
Total Investments $345,008,662 100 .0%
Country exposure may vary over time.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos International Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust British Pound Sterling 9/18/26 6,365,000 $ 8,578,248 $ 29,218
State Street Bank and Trust Canadian Dollar 9/18/26 11,321,000 8,091,544 66,355
Northern Trust Company Swiss Franc 9/18/26 6,456,000 8,024,820 (27,631)
State Street Bank and Trust Canadian Dollar 9/18/26 8,123,000 5,805,813 47,610
Northern Trust Company Swiss Franc 9/18/26 4,632,000 5,757,585 (19,824)
State Street Bank and Trust British Pound Sterling 9/18/26 4,030,000 5,431,318 18,500
Northern Trust Company Australian Dollar 9/18/26 3,050,000 2,144,449 8,487
Northern Trust Company Australian Dollar 9/18/26 1,925,000 1,353,463 5,357
$ 128,072
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Swiss Franc 9/18/26 3,228,000 $ 4,012,410 $ 43,674
Northern Trust Company Swiss Franc 9/18/26 2,316,000 2,878,792 31,335
State Street Bank and Trust Canadian Dollar 9/18/26 5,660,000 4,045,415 (40,947)
State Street Bank and Trust Canadian Dollar 9/18/26 4,061,000 2,902,549 (29,379)
$ 4,683
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 72 $ 69,206,922 $ 274,557,272 $ — $ 343,764,194
Warrant 1 — —
*
— —
*
Exchange-Traded Purchased Options 4 1,244,468 — — 1,244,468
Investment of Cash Collateral for Securities Loaned 1 — 9,666,527 — 9,666,527
Forward Foreign Currency Contracts 8 — 250,536 — 250,536
Total $ 70,451,390 $ 284,474,335 $ — $ 354,925,725
Liabilities: — — — —
Forward Foreign Currency Contracts 4 $ — $ 117,781 $ — $ 117,781
Total $ — $ 117,781 $ — $ 117,781
* Amount rounds to less than $1

Calamos Evolving World Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (14.0%)
Communication Services (2.0%)
1,975,000 JD.com, Inc.
0.250%, 06/01/29 $ 2,062,394
6,200,000 Xiaomi Best Time International
Ltd.*
0.000%, 12/17/27 6,476,768
8,539,162
Consumer Discretionary (6.5%)
Alibaba Group Holding Ltd.
10,275,000 0.500%, 06/01/31^ 14,186,898
4,460,000 0.000%, 09/15/32* 4,307,245
62,000,000 HKD Midea Investment Development Co.
Ltd. Series 2*
0.000%, 05/13/33 8,624,138
27,118,281
Financials (4.0%)
Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)*§
10,000,000 0.000%, 01/29/29 16,240,200
700,000 Series 700H, 0.000%, 03/07/30 702,877
16,943,077
Information Technology (1.5%)
6,280,000 Lenovo Group Ltd.*
0.000%, 06/25/33 6,207,152
TOTAL CONVERTIBLE BONDS
(Cost $53,133,809)
58,807,672
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (84.4%)
Communication Services (3.2%)
56,380 Millicom International Cellular SA^ 5,383,162
322,344 ZAR MTN Group Ltd. 3,996,120
69,500 HKD Tencent Holdings Ltd. 4,246,658
13,625,940
Consumer Discretionary (5.0%)
576,000 PLN Allegro.eu SA#* 6,938,590
116,080 INR Bharat Forge Ltd. 2,680,408
15,590 KRW Hyundai Motor Co. 4,130,678
155,000 INR Kalyan Jewellers India Ltd. 995,666
27,500 KRW LG Electronics, Inc. 3,048,148
173,000 HKD Meituan - Class B#* 2,042,520
20,100 INR Titan Co. Ltd. 1,028,270
20,864,280
Consumer Staples (4.1%)
51,600 BBB Foods, Inc. - Class A# 2,132,628
47,000 Coca-Cola Co. 4,116,730
16,000 Fomento Economico Mexicano SAB
de CV (ADR) 2,047,840
NUMBER OF
SHARES b b VALUE b
45,900 PriceSmart, Inc. $ 8,900,469
17,197,667
Financials (14.1%)
1,033,250 EUR Alpha Bank SA 5,123,609
24,715 ZAR Capitec Bank Holdings Ltd. 7,056,997
2,600,000 HKD China Construction Bank Corp. -
Class H 3,050,907
5,400 Credicorp Ltd. 2,163,132
607,880 AED Emirates NBD Bank PJSC 4,992,640
75,630 EUR Erste Group Bank AG 9,886,586
759,700 EUR Eurobank SA 3,925,784
1,694,400 INR Federal Bank Ltd. 6,366,538
47,900 Grupo Cibest SA (ADR) 4,431,708
34,325 KRW KB Financial Group, Inc. 4,017,287
33,790 HUF OTP Bank Nyrt 5,005,711
1,532,890 MYR RHB Bank Bhd. 3,206,151
59,227,050
Industrials (14.4%)
2,250 PLN Benefit Systems SA# 3,261,068
86,400 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 5,065,175
20,000 INR Cummins India Ltd. 1,155,136
9,130 INR Hitachi Energy India Ltd. 3,070,372
3,745 KRW Hyosung Heavy Industries Corp. 6,086,456
247,950 PHP International Container Terminal
Services, Inc. 3,893,692
159,800 INR KRN Heat Exchanger &
Refrigeration Ltd.# 1,966,651
1,548,430 INR Shadowfax Technologies Ltd.#* 3,942,238
32,260 KRW SK Square Co. Ltd. 22,182,393
61,400 TWD Syntec Technology Co. Ltd. 3,789,656
1,460,800 CNY Weichai Power Co. Ltd. - Class A 6,050,325
60,463,162
Information Technology (39.1%)
46,220 CNY Advanced Micro-Fabrication
Equipment, Inc. China - Class A 2,351,653
50,600 TWD Asia Vital Components Co. Ltd. 3,558,588
9,680 TWD ASPEED Technology, Inc. 4,227,696
96,900 TWD Delta Electronics, Inc. 4,767,249
30,650 TWD Elite Material Co. Ltd. 4,399,887
179,000 HKD Hua Hong Grace Semiconductor
Ltd.#* 2,917,174
48,000 CNY Hygon Information Technology Co.
Ltd. - Class A 1,969,518
68,700 TWD MediaTek, Inc. 7,318,452
107,080 CNY Montage Technology Co. Ltd. -
Class A 3,245,738
71,045 CNY NAURA Technology Group Co. Ltd.
- Class A 7,217,673
11,720 KRW Samsung Electro-Mechanics Co.
Ltd. 8,955,800
157,500 KRW Samsung Electronics Co. Ltd. 27,413,629

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Evolving World Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
1,147,649 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. $ 84,886,132
9,200 CNY Zhongji Innolight Co. Ltd. - Class A 1,225,119
164,454,308
Materials (3.5%)
127,335 CAD Alamos Gold, Inc. - Class A^ 3,538,875
26,250 ZAR Anglogold Ashanti PLC 1,985,099
258,300 Cemex SAB de CV (ADR) 3,053,106
183,450 CAD Hudbay Minerals, Inc. 4,162,745
11,500 Southern Copper Corp. 2,101,165
14,840,990
Real Estate (0.5%)
2,450,000 MYR IOI Properties Group Bhd. 2,271,858
Utilities (0.5%)
1,045,000 INR Adani Power Ltd.# 2,306,023
TOTAL COMMON STOCKS
(Cost $211,704,294)
355,251,278
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.7%)#
Consumer Discretionary (0.4%)
44
8,262,980
MercadoLibre, Inc. Call, 08/21/26,
Strike $1,850.00 483,560
864
9,222,336
Sea Ltd. Call, 09/18/26, Strike
$100.00 1,146,960
1,630,520
Energy (0.4%)
6,645
12,891,300
Petroleo Brasileiro SA - Petrobras
Call, 09/18/26, Strike $17.00 1,681,185
Financials (0.0%)
3,448
8,251,064
HDFC Bank Ltd. Call, 10/16/26,
Strike $27.50 112,060
Materials (0.1%)
515
9,409,565
Southern Copper Corp. Call,
09/18/26, Strike $200.00 345,050
Other (0.8%)
14,298
71,204,040
iShares MSCI India ETF Call,
09/18/26, Strike $52.00 464,685
12,932
36,843,268
KraneShares CSI China Internet ETF
Call, 09/18/26, Strike $27.00 2,812,710
3,277,395
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $6,767,854)
7,046,210
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
14,386,912
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $14,386,912) $ 14,386,912
TOTAL INVESTMENTS (103.5%)
(Cost $285,992,869)
$ 435,492,072
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%) (14,386,912)
LIABILITIES, LESS OTHER ASSETS (-0.1%)
(418,210)
NET ASSETS (100.0%) $ 420,686,950
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
AED UAE Dirham
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
KRW South Korean Won
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Evolving World Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
Taiwan $ 112,947,659 26 .8%
China 81,247,056 19 .3%
South Korea 75,834,391 18 .0%
United States 34,066,281 8 .2%
India 23,623,361 5 .6%
All other countries less than 5% $ 93,386,412 22 .1%
Total Investments $421,105,160 100 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust Indian Rupee 9/18/26 1,347,832,000 $ 14,071,881 $ (75,875)
State Street Bank and Trust Brazilian Real 9/18/26 47,937,000 9,354,824 235,344
Northern Trust Company Mexican Peso 9/18/26 162,365,000 9,339,351 44,552
$ 204,021
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust Indian Rupee 9/18/26 1,347,832,000 $ 14,071,881 $ (5,590)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 8 $ — $ 58,807,672 $ — $ 58,807,672
Common Stocks 58 42,031,560 313,219,718 — 355,251,278
Exchange-Traded Purchased Options 7 7,046,210 — — 7,046,210
Investment of Cash Collateral for Securities Loaned 1 — 14,386,912 — 14,386,912
Forward Foreign Currency Contracts 2 — 279,896 — 279,896
Total $ 49,077,770 $ 386,694,198 $ — $ 435,771,968
Liabilities: — — — —
Forward Foreign Currency Contracts 2 $ — $ 81,465 $ — $ 81,465
Total $ — $ 81,465 $ — $ 81,465

Calamos Global Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (97.3%)
Communication Services (6.8%)
24,270 Alphabet, Inc. - Class A $ 8,643,275
4,030 Meta Platforms, Inc. - Class A 2,243,541
20,500 Millicom International Cellular SA^ 1,957,340
12,844,156
Consumer Discretionary (8.0%)
23,340 Amazon.com, Inc.# 6,338,677
89,800 JPY BuySell Technologies Co. Ltd. 1,658,712
4,990 KRW Hyundai Motor Co. 1,322,135
8,900 Sea Ltd. (ADR)# 949,986
12,700 TJX Cos., Inc. 1,998,218
26,600 Viking Holdings Ltd.# 2,775,710
15,043,438
Consumer Staples (4.6%)
20,600 Coca-Cola Co. 1,804,354
18,010 Philip Morris International, Inc. 3,436,668
17,900 PriceSmart, Inc.^ 3,470,989
8,712,011
Energy (3.8%)
9,650 ExxonMobil Holdings Corp. 1,499,996
45,300 Halliburton Co. 1,460,925
57,310 TechnipFMC PLC 4,106,835
7,067,756
Financials (17.5%)
152,100 EUR Banco Santander SA 2,163,207
12,000 EUR BAWAG Group AG* 2,433,546
8,100 Chubb Ltd. 2,840,508
14,490 Citigroup, Inc. 1,919,200
33,910 Citizens Financial Group, Inc. 2,429,651
10,700 EUR Erste Group Bank AG 1,398,737
2,730 Goldman Sachs Group, Inc. 2,780,177
47,840 EUR ING Groep NV 1,681,172
13,700 KRW KB Financial Group, Inc. 1,603,404
69,200 JPY ORIX Corp. 2,792,866
82,000 JPY Shiga Bank Ltd. 1,218,411
13,500 State Street Corp. 2,486,160
119,100 Sumitomo Mitsui Financial Group,
Inc. (ADR)^ 3,082,308
43,670 EUR UniCredit SpA 4,118,598
32,947,945
Health Care (15.2%)
10,560 GBP AstraZeneca PLC 1,796,365
35,250 BrightSpring Health Services, Inc.# 2,104,777
131,500 Butterfly Network, Inc.#^ 934,965
12,200 Cardinal Health, Inc. 2,806,366
6,620 Eli Lilly & Co. 7,605,321
44,700 Fortrea Holdings, Inc.# 856,899
8,800 Guardant Health, Inc.# 1,425,512
6,900 Illumina, Inc.# 1,415,190
NUMBER OF
SHARES b b VALUE b
10,960 Johnson & Johnson $ 2,809,596
49,750 Royalty Pharma PLC - Class A 2,906,892
28,150 Travere Therapeutics, Inc.# 1,573,304
5,375 UnitedHealth Group, Inc. 2,227,400
28,462,587
Industrials (9.2%)
1,100 Comfort Systems USA, Inc. 1,902,659
49,000 CSX Corp. 2,469,600
40,400 JPY FANUC Corp. 1,627,937
2,195 GE Vernova, Inc. 2,173,687
40,528 ManpowerGroup, Inc. 2,124,478
25,200 JPY Recruit Holdings Co. Ltd. 1,992,836
250,700 GBP Rolls-Royce Holdings PLC 5,001,380
17,292,577
Information Technology (27.4%)
7,500 Advanced Micro Devices, Inc.# 3,571,125
1,800 Applied Materials, Inc. 913,806
2,120 EUR ASML Holding NV 3,493,643
7,630 Broadcom, Inc. 2,970,206
21,300 Intel Corp.# 1,921,260
4,800 JPY Keyence Corp. 2,407,616
1,990 Lumentum Holdings, Inc.# 1,420,741
5,050 Marvell Technology, Inc. 947,178
6,430 Microsoft Corp. 2,988,150
64,280 NVIDIA Corp. 12,904,210
4,480 Palo Alto Networks, Inc.# 1,486,598
5,300 Salesforce, Inc. 975,306
34,600 KRW Samsung Electronics Co. Ltd. 6,022,296
126,700 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 9,371,396
51,393,531
Materials (3.6%)
34,000 CAD Alamos Gold, Inc. - Class A^ 944,923
69,600 CAD Hudbay Minerals, Inc.^ 1,579,324
4,560 Linde PLC 2,181,413
11,286 Southern Copper Corp. 2,062,065
6,767,725
Utilities (1.2%)
90,900 EUR Iberdrola SA 2,159,201
TOTAL COMMON STOCKS
(Cost $117,577,850)
182,690,927
CONVERTIBLE PREFERRED STOCK (0.8%)
Industrials (0.8%)
21,851
Boeing Co.
6.000%, 10/15/27#
(Cost $1,194,984) 1,459,865

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.5%)#
Information Technology (0.5%)
228
7,043,148
Apple, Inc. Call,
11/20/26, Strike $275.00
(Cost $564,816) $ 993,510
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.7%)
5,152,077
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $5,152,077) $ 5,152,077
TOTAL INVESTMENTS (101.3%)
(Cost $124,489,727)
190,296,379
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.7%) (5,152,077)
OTHER ASSETS, LESS LIABILITIES (1.4%)
2,752,142
NET ASSETS (100.0%) $ 187,896,444
# Non-income producing security.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
EUR European Monetary Unit
GBP British Pound Sterling
JPY Japanese Yen
KRW South Korean Won
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 116,198,065 62 .7%
Japan 14,780,686 8 .0%
United Kingdom 10,904,580 5 .9%
All other countries less than 5% $ 43,260,971 23 .4%
Total Investments $185,144,302 100 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Australian Dollar 9/18/26 4,897,000 $ 3,443,069 $ 16,115
Northern Trust Company Swiss Franc 9/18/26 2,565,000 3,188,302 (10,978)
$ 5,137

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 67 $ 128,427,469 $ 54,263,458 $ — $ 182,690,927
Convertible Preferred Stock 1 1,459,865 — — 1,459,865
Exchange-Traded Purchased Option 1 993,510 — — 993,510
Investment of Cash Collateral for Securities Loaned 1 — 5,152,077 — 5,152,077
Forward Foreign Currency Contracts 1 — 16,115 — 16,115
Total $ 130,880,844 $ 59,431,650 $ — $ 190,312,494
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 10,978 $ — $ 10,978
Total $ — $ 10,978 $ — $ 10,978

Calamos Global Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (25.8%)
Consumer Discretionary (3.5%)
3,910,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 $ 3,776,083
2,900,000 EUR Deutsche Lufthansa AG*
0.000%, 09/10/32 3,710,953
1,875,000 DoorDash, Inc.
0.000%, 05/15/30 1,890,731
26,000,000 HKD Midea Investment Development Co.
Ltd. Series 2*
0.000%, 05/13/33 3,616,574
12,994,341
Consumer Staples (0.5%)
1,477,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 1,785,161
Financials (4.5%)
2,500,000 EUR Cara Obligations SAS*
1.500%, 12/01/30 3,596,040
2,700,000 EUR JPMorgan Chase Financial Co. LLC*
0.500%, 03/27/30 3,875,784
7,520,000 Robinhood Markets, Inc.*^
0.000%, 10/01/29 7,216,342
1,575,000 WisdomTree, Inc.*
4.500%, 10/01/31 1,915,389
16,603,555
Health Care (4.4%)
598,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 739,714
1,260,000 Guardant Health, Inc.*^
0.000%, 05/15/33 1,938,686
5,297,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 5,654,124
901,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 918,299
1,463,000 Revolution Medicines, Inc.^
0.500%, 05/01/33 1,814,398
4,310,000 Travere Therapeutics, Inc.^
0.500%, 05/15/32 5,035,373
16,100,594
Industrials (2.0%)
490,000,000 JPY ANA Holdings, Inc.*
0.000%, 12/10/31 3,627,549
3,350,000 Knight-Swift Transportation
Holdings, Inc.*^
1.000%, 11/15/31 3,660,344
7,287,893
Information Technology (3.2%)
540,000,000 JPY Advantest Corp.*
0.000%, 03/28/31 4,384,282
3,830,000 Lenovo Group Ltd.*
0.000%, 06/25/33 3,785,572
461,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 1,797,813
PRINCIPAL
AMOUNT a a VALUE a
1,600,000 Microchip Technology, Inc.*
0.000%, 02/15/30 $ 1,707,952
11,675,619
Real Estate (1.0%)
3,609,000 Realty Income Corp.*
3.500%, 01/15/29 3,748,668
Utilities (6.7%)
4,341,000 CenterPoint Energy, Inc.*^
3.000%, 08/01/28 4,522,671
3,740,000 Duke Energy Corp.*
3.000%, 03/15/29 3,694,596
1,500,000 Exelon Corp.*
3.250%, 03/15/29 1,510,875
5,500,000 EUR Iberdrola Finanzas SA*
1.500%, 03/27/30 7,683,916
3,246,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 3,601,437
3,368,000 Southern Co.^
4.500%, 06/15/27 3,672,333
24,685,828
TOTAL CONVERTIBLE BONDS
(Cost $90,158,792)
94,881,659
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (68.6%)
Communication Services (5.7%)
46,320 Alphabet, Inc. - Class A 16,495,941
7,815 Meta Platforms, Inc. - Class A 4,350,689
20,846,630
Consumer Discretionary (4.4%)
32,880 Amazon.com, Inc.# 8,929,550
6,655 KRW Hyundai Motor Co. 1,763,288
12,400 TJX Cos., Inc. 1,951,016
31,910 Viking Holdings Ltd.# 3,329,809
15,973,663
Consumer Staples (3.6%)
40,700 Coca-Cola Co. 3,564,913
30,685 Philip Morris International, Inc. 5,855,312
19,800 PriceSmart, Inc. 3,839,418
13,259,643
Energy (2.7%)
24,865 ExxonMobil Holdings Corp. 3,865,015
78,600 Halliburton Co. 2,534,850
48,300 TechnipFMC PLC 3,461,178
9,861,043
Financials (14.5%)
283,550 EUR Banco Santander SA 4,032,724
14,300 EUR BAWAG Group AG* 2,899,976
7,900 Chubb Ltd. 2,770,372

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
26,700 Citigroup, Inc. $ 3,536,415
55,200 Citizens Financial Group, Inc. 3,955,080
28,230 EUR Erste Group Bank AG 3,690,313
5,095 Goldman Sachs Group, Inc. 5,188,646
119,000 EUR ING Groep NV 4,181,844
9,805 JPMorgan Chase & Co. 3,449,301
17,930 KRW KB Financial Group, Inc. 2,098,469
69,300 JPY ORIX Corp. 2,796,902
15,900 State Street Corp. 2,928,144
222,750 Sumitomo Mitsui Financial Group,
Inc. (ADR)^ 5,764,770
64,625 EUR UniCredit SpA 6,094,902
53,387,858
Health Care (9.3%)
19,700 GBP AstraZeneca PLC 3,351,173
27,600 BrightSpring Health Services, Inc.# 1,647,996
130,900 Butterfly Network, Inc.#^ 930,699
14,650 Cardinal Health, Inc. 3,369,940
9,285 Eli Lilly & Co. 10,666,979
9,000 Illumina, Inc.# 1,845,900
14,825 Johnson & Johnson 3,800,389
86,800 Royalty Pharma PLC - Class A 5,071,724
8,400 UnitedHealth Group, Inc. 3,480,960
34,165,760
Industrials (5.8%)
1,130 Comfort Systems USA, Inc. 1,954,550
38,200 CSX Corp. 1,925,280
39,000 JPY FANUC Corp. 1,571,523
3,410 GE Vernova, Inc. 3,376,889
37,619 ManpowerGroup, Inc. 1,971,988
25,100 JPY Recruit Holdings Co. Ltd. 1,984,928
262,091 GBP Rolls-Royce Holdings PLC 5,228,627
14,490 Waste Management, Inc. 3,282,710
21,296,495
Information Technology (21.1%)
10,955 Advanced Micro Devices, Inc.# 5,216,223
3,400 Applied Materials, Inc. 1,726,078
3,960 EUR ASML Holding NV 6,525,862
12,260 Broadcom, Inc. 4,772,573
39,900 Intel Corp.# 3,598,980
6,300 Marvell Technology, Inc. 1,181,628
12,375 Microsoft Corp. 5,750,910
95,405 NVIDIA Corp. 19,152,553
8,500 Palo Alto Networks, Inc.# 2,820,555
59,850 KRW Samsung Electronics Co. Ltd. 10,417,179
222,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 16,420,283
77,582,824
Materials (1.5%)
64,650 CAD Alamos Gold, Inc. - Class A^ 1,796,743
3,600 Linde PLC 1,722,168
NUMBER OF
SHARES b b VALUE b
10,500 Southern Copper Corp. $ 1,918,455
5,437,366
TOTAL COMMON STOCKS
(Cost $150,901,324)
251,811,282
CONVERTIBLE PREFERRED STOCKS (2.3%)
Industrials (1.5%)
81,168
Boeing Co.
6.000%, 10/15/27# 5,422,834
Utilities (0.8%)
63,400
NextEra Energy, Inc.
7.375%, 02/15/29# 3,024,180
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $7,488,556)
8,447,014
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.0%)#
Information Technology (0.5%)
442
13,653,822
Apple, Inc. Call, 11/20/26, Strike
$275.00 1,926,015
Other (0.5%)
528
36,325,872
Invesco QQQ Trust Put, 09/30/26,
Strike $680.00 1,123,584
497
37,127,391
SPDR
®
S&P 500
®
ETF Trust Put,
09/30/26, Strike $725.00 473,144
1,596,728
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $2,799,662)
3,522,743
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.9%)
10,580,259
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $10,580,259) $ 10,580,259
TOTAL INVESTMENTS (100.6%)
(Cost $261,928,593)
369,242,957
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.9%) (10,580,259)
OTHER ASSETS, LESS LIABILITIES (2.3%)
8,365,771
NET ASSETS (100.0%) $ 367,028,469

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
# Non-income producing security.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 238,482,590 66 .4%
Japan 20,129,955 5 .6%
All other countries less than 5% $ 100,050,153 28 .0%
Total Investments $358,662,698 100 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Australian Dollar 9/18/26 9,501,000 $ 6,680,132 $ 31,265
Northern Trust Company Swiss Franc 9/18/26 4,977,000 6,186,424 (21,301)
State Street Bank and Trust Canadian Dollar 9/18/26 4,475,000 3,198,451 26,229
$ 36,193
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 28 $ — $ 94,881,659 $ — $ 94,881,659
Common Stocks 57 178,753,289 73,057,993 — 251,811,282
Convertible Preferred Stocks 2 8,447,014 — — 8,447,014
Exchange-Traded Purchased Options 3 3,522,743 — — 3,522,743
Investment of Cash Collateral for Securities Loaned 1 — 10,580,259 — 10,580,259
Forward Foreign Currency Contracts 2 — 57,494 — 57,494
Total $ 190,723,046 $ 178,577,405 $ — $ 369,300,451
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 21,301 $ — $ 21,301
Total $ — $ 21,301 $ — $ 21,301

Calamos International Small Cap Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (94.5%)
Communication Services (3.5%)
4,800 Millicom International Cellular SA $ 458,304
Consumer Discretionary (12.6%)
28,100 PLN Allegro.eu SA#* 338,497
4,600 EUR Auto1 Group SE# 120,800
10,300 JPY BuySell Technologies Co. Ltd. 190,253
3,600 SEK MIPS AB* 159,167
12,200 JPY Nextage Co. Ltd. 254,224
12,600 EUR Schaeffler AG 103,858
16,400 EUR Tonies SE - Class A# 233,424
15,145 EUR Westwing Group SE# 233,428
1,633,651
Consumer Staples (5.3%)
6,300 EUR Kri-Kri Milk Industry SA 204,505
2,500 PriceSmart, Inc. 484,775
689,280
Energy (2.1%)
23,400 CAD CES Energy Solutions Corp. 272,751
Financials (19.3%)
47,170 EUR Alpha Bank SA 233,903
10,260 SEK Avarda Bank AB* 202,881
12,320 EUR Bank of Cyprus Holdings PLC 146,169
1,650 EUR BAWAG Group AG* 334,613
3,900 EUR Edenred SE 128,407
34,700 INR Federal Bank Ltd. 130,382
5,050 INR Multi Commodity Exchange of
India Ltd. 142,517
9,600 JPY Nishi-Nippon Financial Holdings,
Inc. 253,707
246 GBP Plus500 Ltd. 12,963
6,700 EUR Revo Insurance SpA 198,974
25,100 GBP Saga PLC# 227,921
20,300 JPY Shiga Bank Ltd. 301,631
5,020 ILS Tel Aviv Stock Exchange Ltd. 193,355
2,507,423
Health Care (3.5%)
8,350 JPY Asahi Intecc Co. Ltd. 188,386
10,570 CAD Extendicare, Inc. 267,520
455,906
Industrials (26.6%)
2,630 TWD Acter Group Corp. Ltd. 74,003
3,100 JPY BayCurrent, Inc. 139,823
3,110 CAD Bird Construction, Inc. 148,351
2,300 EUR Exosens SAS 152,595
4,600 JPY Harmonic Drive Systems, Inc. 172,729
280,700 GBP Hays PLC 213,369
153 KRW Hyosung Heavy Industries Corp. 248,659
2,420 CHF Implenia AG 192,014
3,750 DKK ISS AS 166,205
NUMBER OF
SHARES b b VALUE b
3,700 JPY Kandenko Co. Ltd. $ 123,070
2,250 GBP Keller Group PLC 91,962
6,200 TWD Kinik Co. 120,620
4,400 INR Kirloskar Oil Engines Ltd. 100,361
13,400 INR KRN Heat Exchanger &
Refrigeration Ltd.# 164,913
3,450 SEK Loomis AB 190,386
1,700 CAD MDA Space Ltd.# 51,466
3,570 EUR Porr AG 155,047
4,930 EUR Randstad NV 208,420
62,730 INR Shadowfax Technologies Ltd.#* 159,708
14,000 JPY SMS Co. Ltd. 194,383
2,400 TWD Syntec Technology Co. Ltd. 148,130
3,100 JPY THK Co. Ltd. 127,563
16,200 GBP Volex PLC 111,640
3,455,417
Information Technology (17.2%)
43,700 SGD AEM Holdings Ltd. 281,120
324 TWD ASPEED Technology, Inc. 141,505
3,288 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 173,594
1,100 TWD Elite Material Co. Ltd. 157,908
1,600 JPY Ibiden Co. Ltd. 160,068
3,550 EUR Indra Sistemas SA 233,400
7,650 EUR Jenoptik AG 331,444
1,600 JPY Micronics Japan Co. Ltd. 130,468
1,450 EUR Nemetschek SE 97,737
9,100 JPY Optex Group Co. Ltd. 194,688
19,800 EUR Profile Systems & Software SA 205,596
22,300 JPY SHIFT, Inc.# 125,303
2,232,831
Materials (3.5%)
10,250 CAD Hudbay Minerals, Inc. 232,587
1,700 JPY PILLAR Corp. 98,263
3,250 CAD Torex Gold Resources, Inc. 125,076
455,926
Utilities (0.9%)
11,820 EUR Italgas SpA 121,936
TOTAL COMMON STOCKS
(Cost $10,637,003)
12,283,425
TOTAL INVESTMENTS (94.5%)
(Cost $10,637,003)
12,283,425
OTHER ASSETS, LESS LIABILITIES (5.5%)
719,837
NET ASSETS (100.0%) $ 13,003,262
# Non-income producing security.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos International Small Cap Growth Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
Japan $ 2,654,558 21 .6%
Germany 1,120,691 9 .1%
Canada 1,097,752 8 .9%
India 697,880 5 .7%
United Kingdom 644,892 5 .3%
Greece 644,004 5 .3%
Taiwan 642,166 5 .2%
All other countries less than 5% $ 4,781,482 38 .9%
Total Investments $12,283,425 100 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Australian Dollar 9/18/26 497,000 $ 348,819 $ 1,015
Northern Trust Company South African Rand 9/18/26 1,153,000 69,487 (296)
Northern Trust Company Australian Dollar 9/18/26 95,000 66,676 146
$ 865
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 66 $ 2,593,603 $ 9,689,822 $ — $ 12,283,425
Forward Foreign Currency Contracts 2 — 1,161 — 1,161
Total $ 2,593,603 $ 9,690,983 $ — $ 12,284,586
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 296 $ — $ 296
Total $ — $ 296 $ — $ 296

Calamos Total Return Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITIES (2.1%)
Financials (1.0%)
55,175
CLI Funding VI LLC
Series 2020-3A, Class A*
2.070%, 10/18/45                     $ 51,618
60,201
ELFI Graduate Loan Program LLC
Series 2022-A, Class A*
4.510%, 08/26/47                     58,242
125,000
Hertz Vehicle Financing III LP
Series 2021-2A, Class A*
1.680%, 12/27/27                     124,251
234,111
Other (1.1%)
100,000
SCF Equipment Leasing LLC
Series 2025-2A, Class A3*
4.330%, 06/20/36                     98,551
98,292
SVC ABS LLC
Series 2023-1A, Class A*
5.150%, 02/20/53                     98,163
55,653
USAA Auto Owner Trust
Series 2024-A, Class A3*
5.030%, 03/15/29                     55,875
252,589
TOTAL ASSET BACKED
SECURITIES
(Cost $493,464)
486,700
CORPORATE BONDS (45.5%)
Airlines (1.3%)
77,668 Air Canada Pass-Through Trust
Series 2015-2, Class AA*
3.750%, 06/15/29 76,383
71,108 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 71,097
50,380 British Airways Pass-Through Trust
Series 2019-1, Class A*
3.350%, 12/15/30 48,746
104,277 JetBlue Pass-Through Trust Series
2019, Class AA
2.750%, 11/15/33 91,469
287,695
Communication Services (2.3%)
100,000 AT&T, Inc.
5.125%, 04/30/36 95,297
60,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital
2.800%, 04/01/31 52,578
50,000 Comcast Corp.
3.900%, 03/01/38 40,836
75,000 Paramount Global
3.700%, 10/04/26 74,767
100,000 T-Mobile USA, Inc.
6.700%, 12/15/33 107,235
PRINCIPAL
AMOUNT a a VALUE a
Verizon Communications, Inc.
50,000 6.200%, 05/14/56‡ , 5 yr. CMT
+ 2.042% $ 48,928
100,000 4.016%, 12/03/29 97,620
517,261
Consumer Discretionary (3.3%)
50,000 Bath & Body Works, Inc.*
6.625%, 10/01/30 50,858
150,000 Cargill, Inc.*
3.125%, 05/25/51 95,151
50,000 goeasy Ltd.*
7.625%, 07/01/29 47,631
60,000 Lithia Motors, Inc.*
5.500%, 10/01/30 59,347
100,000 Lowe's Cos., Inc.
4.250%, 03/15/31 97,006
60,000 M/I Homes, Inc.
3.950%, 02/15/30 56,584
60,000 Mattel, Inc.
6.200%, 10/01/40 58,847
100,000 Meritage Homes Corp.*
3.875%, 04/15/29 96,826
100,000 NIKE, Inc.
2.850%, 03/27/30 93,777
100,000 Tractor Supply Co.^
5.250%, 05/15/33 99,348
755,375
Consumer Staples (3.3%)
125,000 Anheuser-Busch InBev Worldwide,
Inc.
3.500%, 06/01/30 119,626
125,000 Archer-Daniels-Midland Co.
3.250%, 03/27/30 118,561
125,000 Costco Wholesale Corp.
1.600%, 04/20/30 112,330
60,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 57,810
125,000 Hershey Co.
1.700%, 06/01/30 111,819
100,000 Kimberly-Clark Corp.
3.100%, 03/26/30 94,487
100,000 Novartis Capital Corp.
4.700%, 09/18/54 83,496
50,000 Pilgrim's Pride Corp.^
4.250%, 04/15/31 47,555
745,684
Energy (0.5%)
60,000 Energy Transfer LP‡
7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 59,708
60,000 Sunoco LP*
5.625%, 03/15/31 59,281
118,989

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Total Return Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Financials (17.9%)
60,000 Affiliated Managers Group, Inc.
3.300%, 06/15/30 $ 56,432
50,000 Ally Financial, Inc. Series D‡
7.100%, 08/15/31 , 5 yr. CMT +
3.148% 50,250
50,000 American Homes 4 Rent LP
4.950%, 06/15/30 49,698
100,000 Arthur J Gallagher & Co.
5.000%, 02/15/32 99,179
100,000 Avolon Holdings Funding Ltd.*
4.700%, 01/30/31 97,339
100,000 Bank of America Corp.‡
2.087%, 06/14/29 , 1 day USD
SOFR + 1.060% 95,303
150,000 Bank of Montreal‡
3.088%, 01/10/37 , 5 yr. CMT +
1.400% 132,964
100,000 Bank of New York Mellon Corp.‡
5.834%, 10/25/33 , 1 day USD
SOFR Index + 2.074% 103,805
150,000 Berkshire Hathaway Finance Corp.
4.250%, 01/15/49 117,671
100,000 BlackRock, Inc.
5.250%, 03/14/54 89,274
125,000 BP Capital Markets PLC‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 122,216
75,000 Brookfield Finance, Inc.^
2.724%, 04/15/31 67,607
100,000 Brown & Brown, Inc.
5.650%, 06/11/34 99,397
150,000 Capital One Financial Corp.‡
2.359%, 07/29/32 , 1 day USD
SOFR + 1.337% 128,856
100,000 CBRE Services, Inc.
4.900%, 01/15/33 97,333
100,000 Chubb INA Holdings LLC
4.150%, 03/13/43 81,813
60,000 Citigroup, Inc. Series HH‡
6.625%, 02/15/31 , 5 yr. CMT +
3.001% 60,192
100,000 Citizens Financial Group, Inc.‡
5.718%, 07/23/32 , 1 day USD
SOFR + 1.910% 101,572
100,000 Essent Group Ltd.
6.250%, 07/01/29 102,882
100,000 Essential Properties LP
2.950%, 07/15/31 89,917
115,000 Essex Portfolio LP
2.650%, 03/15/32 100,963
75,000 First Citizens BancShares, Inc. Series
D^‡
7.000%, 12/15/30 , 5 yr. CMT +
3.301% 75,371
100,000 FNB Corp.‡
5.722%, 12/11/30 , 1 day USD
SOFR Index + 1.930% 100,307
PRINCIPAL
AMOUNT a a VALUE a
75,000 Gabx Leasing LLC*
4.625%, 04/15/31 $ 73,211
125,000 Globe Life, Inc.
4.550%, 09/15/28 124,540
100,000 GLP Capital LP/GLP Financing II,
Inc.
3.250%, 01/15/32 88,601
35,000 Goldman Sachs Private Credit Corp.
5.050%, 02/23/28 34,806
83,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 82,773
100,000 Intercontinental Exchange, Inc.
4.200%, 03/15/31 96,940
50,000 JPMorgan Chase & Co. Series PP‡
6.100%, 07/01/31 , 5 yr. CMT +
2.080% 49,827
200,000 LSEG Finance PLC*
2.000%, 04/06/28 191,532
100,000 M&T Bank Corp.‡
4.833%, 01/16/29 , 1 day USD
SOFR + 0.930% 100,074
100,000 MetLife, Inc.
6.400%, 12/15/66 100,985
100,000 Morgan Stanley‡
5.042%, 07/19/30 , 1 day USD
SOFR + 1.215% 100,238
100,000 Northern Trust Corp.‡
5.117%, 11/19/40 , 5 yr. CMT +
1.050% 95,673
118,000 PartnerRe Finance B LLC‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 112,668
100,000 Primerica, Inc.
2.800%, 11/19/31 89,033
100,000 Prologis LP
2.875%, 11/15/29 94,233
100,000 Toronto-Dominion Bank
4.456%, 06/08/32 96,981
125,000 Travelers Cos., Inc.
2.550%, 04/27/50 70,987
100,000 U.S. Bancorp‡
5.100%, 07/23/30 , 1 day USD
SOFR + 1.250% 100,725
200,000 USAA Capital Corp.*
2.125%, 05/01/30 181,570
125,000 Wells Fargo & Co.
4.400%, 06/14/46 97,684
4,103,422
Health Care (2.8%)
100,000 CVS Health Corp.
4.780%, 03/25/38 91,366
60,000 DaVita, Inc.*
4.625%, 06/01/30 57,860
100,000 Elanco Animal Health, Inc.
6.400%, 08/28/28 102,366

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Total Return Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
150,000 Johnson & Johnson
3.400%, 01/15/38 $ 127,395
100,000 Kaiser Foundation Hospitals Series
2021
2.810%, 06/01/41 71,596
100,000 Royalty Pharma PLC
2.200%, 09/02/30 89,770
100,000 Zoetis, Inc.
5.600%, 11/16/32 102,399
642,752
Industrials (4.0%)
100,000 Burlington Northern Santa Fe LLC
4.950%, 09/15/41 93,032
100,000 Cummins, Inc.
4.875%, 10/01/43 90,663
75,000 Honeywell Aerospace, Inc.*
4.600%, 03/16/33 72,540
100,000 Honeywell International, Inc.
1.950%, 06/01/30 90,063
100,000 Illinois Tool Works, Inc.
4.875%, 09/15/41 91,651
60,000 Paychex, Inc.
5.100%, 04/15/30 60,030
250,000 SMBC Aviation Capital Finance
DAC*
1.900%, 10/15/26 248,798
60,000 TransDigm, Inc.*
6.375%, 03/01/29 60,750
105,371 United Airlines Pass-Through Trust
Series A, Class A
4.550%, 02/25/33 101,266
908,793
Information Technology (4.3%)
150,000 Apple, Inc.
4.375%, 05/13/45 124,504
125,000 Applied Materials, Inc.
4.350%, 04/01/47 101,639
110,000 CGI, Inc.
2.300%, 09/14/31 94,611
60,000 Fortinet, Inc.
2.200%, 03/15/31 53,036
60,000 Intuit, Inc.
5.200%, 09/15/33 59,469
125,000 NVIDIA Corp.
3.500%, 04/01/40 99,279
60,000 Roper Technologies, Inc.
4.900%, 10/15/34 57,052
60,000 Synopsys, Inc.
4.850%, 04/01/30 59,675
100,000 Take-Two Interactive Software, Inc.
4.950%, 03/28/28 100,455
60,000 TTM Technologies, Inc.*
4.000%, 03/01/29 57,632
60,000 Twilio, Inc.
3.625%, 03/15/29 57,653
100,000 VMware LLC
1.800%, 08/15/28 94,524
PRINCIPAL
AMOUNT a a VALUE a
25,000 Zebra Technologies Corp.*
6.500%, 06/01/32 $ 25,304
984,833
Other (0.9%)
75,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 78,632
125,000 Intact Financial Corp.*
5.459%, 09/22/32 127,061
205,693
Real Estate (1.2%)
100,000 EPR Properties
4.950%, 04/15/28 99,743
100,000 Global Net Lease, Inc.*
4.500%, 09/30/28 97,660
100,000 Public Storage Operating Co.
2.300%, 05/01/31 89,033
286,436
Utilities (3.7%)
150,000 Berkshire Hathaway Energy Co.
3.800%, 07/15/48 107,448
100,000 Consolidated Edison Co. of New
York, Inc. Series 20A
3.350%, 04/01/30 94,995
100,000 Consumers Energy Co.††
6.100%, 08/15/56 99,813
150,000 Duke Energy Carolinas LLC
3.700%, 12/01/47 107,421
125,000 Entergy Texas, Inc.
1.750%, 03/15/31 108,616
150,000 Northern States Power Co.
3.750%, 12/01/47 104,256
150,000 Public Service Electric & Gas Co.
3.600%, 12/01/47 106,326
125,000 Southern Co. Series 21-A‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 124,879
853,754
TOTAL CORPORATE BONDS
(Cost $11,216,894)
10,410,687
RESIDENTIAL MORTGAGE BACKED SECURITY (0.4%)
Other (0.4%)
100,000
BX Trust
Series 2019-OC11, Class A*
3.202%, 12/09/41
(Cost $101,168) 94,018
U.S. GOVERNMENT AND AGENCY SECURITIES (48.2%)
Other (48.2%)
Federal Home Loan Mortgage Corp.
104,831 4.000%, 05/01/49 97,142
51,715 2.500%, 02/01/35 48,253

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Total Return Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
Federal National Mortgage
Association
467,664 6.000%, 09/01/53 $ 474,776
536,945 6.000%, 03/01/54 544,675
337,620 5.500%, 12/01/52 337,068
545,318 5.500%, 08/01/53 543,345
63,231 4.500%, 04/01/48 60,544
207,642 4.500%, 06/01/52 196,814
379,706 4.500%, 11/01/52 359,729
583,680 4.500%, 02/01/53 552,863
36,919 4.000%, 03/01/47 34,292
81,344 4.000%, 06/01/48 75,404
436,447 4.000%, 11/01/52 400,036
111,940 3.500%, 08/01/47 100,927
52,785 3.500%, 02/01/49 47,550
93,769 3.500%, 11/01/49 84,029
321,901 3.500%, 04/01/50 288,699
53,254 3.000%, 02/01/33 51,144
31,458 3.000%, 01/01/35 29,831
201,571 3.000%, 07/01/46 176,674
131,492 3.000%, 03/01/47 115,251
49,181 3.000%, 07/01/49 42,436
409,074 3.000%, 04/01/50 352,751
55,444 2.500%, 09/01/31 53,301
485,288 2.500%, 04/01/50 401,394
647,170 2.500%, 07/01/51 532,199
Government National Mortgage
Association
108,054 3.500%, 10/20/47 97,457
81,930 3.000%, 10/20/47 72,163
U.S. Treasury Bonds
245,000 4.750%, 02/15/56 226,491
200,000 4.000%, 11/15/42 173,719
425,000 3.625%, 02/15/53 323,398
550,000 3.500%, 02/15/39 481,078
400,000 3.000%, 05/15/47 283,656
200,000 2.875%, 05/15/52 131,469
500,000 2.000%, 02/15/50 276,602
300,000 1.125%, 05/15/40 183,164
U.S. Treasury Notes
635,000 4.000%, 11/15/35 602,109
500,000 3.875%, 08/15/34 474,961
500,000 3.750%, 08/31/31 484,453
500,000 3.500%, 11/30/30 482,266
400,000 3.375%, 11/30/27 395,664
350,000 3.375%, 12/31/27^ 345,885
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $12,329,714)
11,035,662
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
314,035
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $314,035) $ 314,035
TOTAL INVESTMENTS (97.6%)
(Cost $24,455,275)
$ 22,341,102
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%) (314,035)
OTHER ASSETS, LESS LIABILITIES (3.8%)
867,267
NET ASSETS (100.0%) $ 22,894,334
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
^ Security, or portion of security, is on loan.
†† When-issued security.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Total Return Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Securities 6 $ — $ 486,700 $ — $ 486,700
Corporate Bonds 116 — 10,410,687 — 10,410,687
Residential Mortgage Backed Security 1 — 94,018 — 94,018
U.S. Government and Agency Securities 42 — 11,035,662 — 11,035,662
Investment of Cash Collateral for Securities Loaned 1 — 314,035 — 314,035
Total $ — $ 22,341,102 $ — $ 22,341,102

Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.4%)
Other (0.4%)
100,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $97,352) $ 98,956
BANK LOANS (17.8%)i
Communication Services (3.9%)
123,407
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 125,761
37,967
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 32,699
3,332
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 3,332
55,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 54,669
49,124
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 49,151
41,983
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 42,151
40,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 40,259
29,808
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 30,027
28,941
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 29,129
54,327
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 54,435
55,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 55,402
89,357
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 83,074
100,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 100,479
PRINCIPAL
AMOUNT a a VALUE a
5,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 $ 4,938
20,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 19,750
33,380
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 32,316
34,821
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 35,106
60,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 54,429
847,107
Consumer Discretionary (2.7%)
89,551
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 90,079
44,775
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 44,990
59,100
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 49,116
69,650
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 69,890
44,100
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 44,321
89,775
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 90,100
5,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 5,035
55,000
Stonepeak Motion Finco LLC!
USD Term Loan B,
0.000%, 06/24/33 55,100
54,725
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 54,872

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
89,775
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% $ 89,200
592,703
Consumer Staples (3.9%)
139,050
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 139,680
104,301
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 104,770
175,231
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 170,451
15,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 15,037
55,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% 55,121
8,844
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 8,869
89,326
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 89,589
5,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 5,020
99,518
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 100,002
89,102
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 89,370
30,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 30,135
47,835
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 48,358
856,402
PRINCIPAL
AMOUNT a a VALUE a
Financials (2.1%)
73,512
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% $ 73,200
58,820
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 57,933
35,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 35,058
118,200
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 94,659
68,250
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 68,216
55,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% 55,401
10,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 10,013
54,863
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 54,595
449,075
Health Care (0.5%)
105,878
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 101,908
Industrials (2.4%)
5,990
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 6,149
83,751
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 71,816
89,325
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 89,586
84,225
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 84,435

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
39,624
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% $ 39,764
114,707
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 114,987
59,850
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% 59,980
57,500
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 57,795
524,512
Information Technology (0.9%)
50,581
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 47,317
25,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 22,462
10,000
CoreWeave Financing DDTL V LLC!
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 10,037
40,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 40,025
14,161
CoreWeave Financing DDTL V
LLC¡¡‡
Delayed Draw Term Loan,
0.500%, 11/17/31 3 mo. USD
Term SOFR + 0.500% 14,170
1,960
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 1,961
8,879
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 8,885
53,679
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 51,817
196,674
Materials (0.8%)
80,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 80,450
44,775
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 44,733
PRINCIPAL
AMOUNT a a VALUE a
25,000
Ineos Finance PLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% $ 23,250
32,207
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 30,607
63,255
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 4,111
183,151
Other (0.4%)
89,365
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 89,907
Special Purpose Acquisition Companies (0.2%)
45,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 43,465
TOTAL BANK LOANS
(Cost $3,996,976)
3,884,904
CORPORATE BONDS (76.9%)
Airlines (1.3%)
40,389 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 40,383
American Airlines Pass-Through
Trust
35,000 Series B, Class B, 5.750%,
11/10/36 34,399
76,800 Series B, Class B, 3.950%,
01/11/32 72,627
63,207 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 60,629
JetBlue Pass-Through Trust
12,950 Series 2019, Class B, 8.000%,
05/15/29 12,655
63,495 Series 1B, Class B, 7.750%,
05/15/30 63,781
284,474
Communication Services (7.0%)
45,000 AMC Global Media, Inc.
4.250%, 02/15/29 39,750
41,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 40,058
30,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 30,166

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
21,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% $ 21,175
Clear Channel Outdoor Holdings,
Inc.*
31,000 7.875%, 04/01/30 32,224
31,000 7.500%, 03/15/33 32,567
CSC Holdings LLC*
200,000 4.625%, 12/01/30 42,918
220,000 4.500%, 11/15/31 125,022
21,000 DirecTV Financing LLC*
8.875%, 02/01/30 21,423
20,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
10.000%, 02/15/31 20,918
Discovery Global Holdings, Inc.
28,000 5.050%, 03/15/42 19,587
13,000 4.279%, 03/15/32 11,556
27,000 EW Scripps Co.*
9.875%, 08/15/30 23,619
55,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 51,693
Gray Media, Inc.*
27,000 7.250%, 08/15/33 26,712
27,000 5.375%, 11/15/31 19,997
41,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 30,044
15,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 13,168
15,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 15,277
34,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 31,543
75,000 McGraw-Hill Education, Inc.*
8.000%, 08/01/29 74,499
30,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 30,588
55,000 Paramount Global
4.900%, 08/15/44 34,308
43,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 40,478
65,050 Qwest Corp.
6.500%, 09/01/51 48,919
Rogers Communications, Inc.‡
21,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 21,109
37,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 37,230
Scripps Escrow II, Inc.*
15,000 5.375%, 01/15/31 8,808
28,000 3.875%, 01/15/29 25,604
57,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 58,787
Sirius XM Radio LLC*
25,000 5.875%, 04/15/32 24,560
76,000 3.875%, 09/01/31 68,647
PRINCIPAL
AMOUNT a a VALUE a
40,000 Stingray Compute LLC*
6.000%, 06/15/31 $ 39,119
30,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 27,912
42,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 41,915
Time Warner Cable LLC
21,000 7.300%, 07/01/38 20,791
27,000 6.550%, 05/01/37 25,670
61,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 60,225
27,000 Univision Communications, Inc.*
8.500%, 07/31/31 26,977
Verizon Communications, Inc.‡
45,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 44,036
45,000 6.050%, 05/14/58 , 5 yr. CMT +
1.813% 44,295
50,000 Versant Media Group, Inc.*
7.250%, 01/30/31 51,606
25,000 Viasat, Inc.*
7.500%, 05/30/31 25,032
1,530,532
Consumer Discretionary (16.4%)
30,000 Academy Ltd.*
5.875%, 05/15/31 29,722
83,000 Adams Homes, Inc.*
9.250%, 10/15/28 85,545
Adient Global Holdings Ltd.*
46,000 8.250%, 04/15/31 47,900
1,000 7.500%, 02/15/33^ 1,033
Advance Auto Parts, Inc.*
15,000 7.375%, 08/01/33 15,492
24,000 7.000%, 08/01/30 24,612
55,000 Allegiant Travel Co.*
7.125%, 07/01/31 55,819
American Axle & Manufacturing,
Inc.*
41,000 7.750%, 10/15/33 40,380
55,000 6.375%, 10/15/32 54,749
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
28,000 6.875%, 08/01/33 27,978
51,000 4.625%, 08/01/29 49,059
Bath & Body Works, Inc.
8,000 7.500%, 06/15/29 8,112
27,000 6.875%, 11/01/35^ 27,315
40,000 6.625%, 10/01/30* 40,686
30,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 32,231
Caesars Entertainment, Inc.*
32,000 6.500%, 02/15/32 30,650
38,000 4.625%, 10/15/29 36,202
CCO Holdings LLC/CCO Holdings
Capital Corp.*
55,000 7.000%, 02/01/33^ 52,733

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
35,000 5.125%, 05/01/27 $ 34,948
58,000 4.750%, 03/01/30 54,239
29,000 4.750%, 02/01/32^ 25,366
31,000 4.500%, 08/15/30 28,319
58,000 4.250%, 02/01/31 51,383
55,000 4.250%, 01/15/34^ 45,028
55,000 Century Communities, Inc.*
6.625%, 09/15/33 55,251
Churchill Downs, Inc.*
31,000 6.750%, 05/01/31 31,471
29,000 5.750%, 04/01/30 28,959
90,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 88,928
31,000 Dana, Inc.
4.500%, 02/15/32 30,949
DISH DBS Corp.@
97,000 0.000%, 07/01/28 93,127
25,000 0.000%, 12/01/28* 24,138
29,000 0.000%, 06/01/29 26,299
55,000 Dorman Products, Inc.*
6.250%, 06/15/34 55,284
215,000 Ford Motor Co.
6.100%, 08/19/32 217,580
27,000 General Motors Co.
5.200%, 04/01/45 23,079
goeasy Ltd.*
36,000 7.625%, 07/01/29 34,294
55,000 6.875%, 02/15/31^ 49,161
Goodyear Tire & Rubber Co.
86,000 5.625%, 04/30/33^ 75,080
31,000 5.250%, 07/15/31 27,573
Group 1 Automotive, Inc.*
34,000 6.375%, 01/15/30 34,226
25,000 4.000%, 08/15/28 24,143
58,544 Guitar Center, Inc.‡
12.000%, 08/19/32 17,563
29,000 Kohl's Corp.
5.550%, 07/17/45 19,989
58,000 Liberty Interactive LLC@
0.000%, 02/01/30 3,598
110,000 Life Time, Inc.*
6.000%, 11/15/31 111,054
67,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 65,896
61,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 62,795
27,000 Lithia Motors, Inc.*
5.500%, 10/01/30 26,706
23,000 M/I Homes, Inc.
3.950%, 02/15/30 21,690
Macy's Retail Holdings LLC
43,000 6.700%, 07/15/34* 41,736
71,000 4.300%, 02/15/43 50,769
56,000 MGM Resorts International^
6.500%, 04/15/32 55,685
61,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 59,283
PRINCIPAL
AMOUNT a a VALUE a
46,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 $ 47,872
NCL Corp. Ltd.*
28,000 6.750%, 02/01/32 27,474
31,000 6.250%, 09/15/33 29,496
27,000 5.875%, 01/15/31 25,860
Newell Brands, Inc.
28,000 8.500%, 06/01/28* 29,254
28,000 6.625%, 05/15/32^ 28,331
18,000 6.375%, 05/15/30^ 18,196
55,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 53,732
Patrick Industries, Inc.*
27,000 6.375%, 11/01/32 26,681
50,000 4.750%, 05/01/29 48,950
Penn Entertainment, Inc.*
55,000 6.750%, 04/01/31 55,205
36,000 4.125%, 07/01/29 34,341
35,000 Pioneer Opco LLC*
7.000%, 05/15/33 35,434
27,000 QVC, Inc.@
0.000%, 08/15/34 13,543
9,116 Rite Aid Corp.
0.000%, 08/30/34 —
55,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 55,300
55,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 55,371
29,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 69
53,000 Six Flags Entertainment Corp.*
7.250%, 05/15/31 52,003
46,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 44,247
58,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 58,693
41,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 40,807
46,000 Staples, Inc.*
10.750%, 09/01/29 44,069
95,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 91,820
61,000 STL Holding Co. LLC*
8.750%, 02/15/29 63,251
22,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 22,548
16,000 Viking Cruises Ltd.*
9.125%, 07/15/31 16,770
27,000 Voyager Parent LLC*
9.250%, 07/01/32 28,712

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Whirlpool Corp.
20,000 7.875%, 07/01/34* $ 18,981
20,000 7.500%, 07/01/31* 19,891
55,000 6.500%, 06/15/33^ 46,628
27,000 William Carter Co.*^
7.375%, 02/15/31 27,737
55,000 Windsor Holdings III LLC*
8.500%, 06/15/30 57,350
3,574,423
Consumer Staples (4.6%)
55,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 51,188
64,000 APi Group DE, Inc.*
4.750%, 10/15/29 62,584
56,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 55,862
31,000 Brink's Co.*
6.750%, 06/15/32 31,608
66,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 61,651
20,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 20,233
75,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 74,788
68,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 65,518
Energizer Holdings, Inc.*
27,000 6.000%, 09/15/33^ 25,673
55,000 4.375%, 03/31/29 53,047
55,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 55,955
MPH Acquisition Holdings LLC*
48,870 6.750%, 03/31/31 29,454
24,442 5.750%, 12/31/30 18,841
55,000 Performance Food Group, Inc.*
5.625%, 03/01/34 53,388
Post Holdings, Inc.*
49,000 6.375%, 03/01/33 48,306
61,000 6.250%, 02/15/32 61,409
Prestige Brands, Inc.*
15,000 6.250%, 07/15/34 15,050
55,000 3.750%, 04/01/31 50,498
RR Donnelley & Sons Co.*
25,000 10.875%, 08/01/29 25,516
83,000 9.500%, 08/01/29 86,132
Synergy Infrastructure Holdings
LLC*
11,000 7.875%, 12/01/30 11,513
15,000 7.000%, 07/15/34 15,141
33,000 United Rentals North America, Inc.*
5.375%, 11/15/33 32,151
1,005,506
PRINCIPAL
AMOUNT a a VALUE a
Energy (11.8%)
56,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 $ 54,864
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
55,000 6.625%, 10/15/32 55,399
28,000 6.625%, 07/15/33 28,133
Buckeye Partners LP
22,000 6.875%, 07/01/29* 22,523
45,000 6.750%, 02/01/30* 46,202
31,000 5.850%, 11/15/43 27,741
55,000 CNX Resources Corp.*
5.875%, 03/01/34 53,374
68,000 Continental Resources, Inc.
4.900%, 06/01/44 54,170
45,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 45,235
Enbridge, Inc.‡
42,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 43,817
27,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 28,432
Energy Transfer LP‡
27,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 27,575
55,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 54,733
15,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 14,793
15,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 14,812
43,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 43,043
Genesis Energy LP/Genesis Energy
Finance Corp.
43,000 8.875%, 04/15/30 44,917
27,000 8.000%, 05/15/33 28,105
Hilcorp Energy I LP/Hilcorp Finance
Co.*
45,000 6.875%, 05/15/34 44,083
45,000 6.250%, 04/15/32 43,797
61,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 63,163
85,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 85,089
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
55,000 6.875%, 12/01/32 56,051
30,000 6.625%, 08/15/34†† 30,028
56,000 Matador Resources Co.*
6.500%, 04/15/32 56,017
80,000 Nabors Industries, Inc.*
7.625%, 11/15/32 81,651
55,000 Oceaneering International, Inc.*
6.875%, 07/15/34 56,302
55,000 Par Petroleum LLC*
7.375%, 06/01/34 56,971

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
37,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% $ 36,551
61,000 Plains All American Pipeline LP
Series B^‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 61,057
61,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 63,445
83,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 86,187
Sunoco LP*
43,000 7.875%, 09/18/30‡ , 5 yr. CMT
+ 4.230% 44,171
83,000 6.625%, 08/15/32 83,920
55,000 6.250%, 07/01/33 55,187
55,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 55,383
86,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 84,341
TransCanada PipeLines Ltd.‡
15,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 15,013
30,000 6.125%, 10/17/56^ , 5 yr. CMT
+ 2.250% 29,997
84,000 Transocean International Ltd.*
7.875%, 10/15/32 87,557
Venture Global LNG, Inc.*
27,000 9.875%, 02/01/32 28,758
27,000 9.500%, 02/01/29 28,953
101,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 100,442
74,000 8.375%, 06/01/31 76,535
29,000 7.000%, 01/15/30 29,483
15,000 6.625%, 06/15/36 14,717
30,000 6.375%, 12/15/34 29,243
Venture Global Plaquemines LNG
LLC*
55,000 6.500%, 01/15/34 56,810
40,000 6.500%, 06/15/34 41,306
15,000 6.125%, 12/15/30 15,244
55,000 VOC Escrow Ltd.*
5.000%, 02/15/28 54,859
86,000 WBI Operating LLC*
6.500%, 10/15/33 85,861
55,000 Weatherford International Ltd.*
6.750%, 10/15/33 55,711
2,581,751
Financials (12.9%)
Acrisure LLC/Acrisure Finance, Inc.*
46,000 8.250%, 02/01/29 44,135
45,000 6.750%, 07/01/32 41,444
150,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
6.500%, 01/31/56 , 5 yr. CMT +
2.441% 150,795
PRINCIPAL
AMOUNT a a VALUE a
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
90,000 7.375%, 10/01/32 $ 90,716
55,000 6.500%, 10/01/31 55,046
Ally Financial, Inc.‡
55,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 55,275
27,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 26,087
27,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 26,411
Asurion LLC/Asurion Co-Issuer,
Inc.*
55,000 8.375%, 02/01/34 50,188
43,000 8.000%, 12/31/32 43,543
55,000 Azorra Finance Ltd.*
7.250%, 01/15/31 56,695
91,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 91,921
55,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 52,732
Brandywine Operating Partnership
LP
31,000 8.875%, 04/12/29 32,596
56,000 6.125%, 01/15/31^ 53,808
69,000 Bread Financial Holdings, Inc.*‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 71,415
92,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 90,270
45,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 44,438
57,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 57,593
55,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 54,008
Credit Acceptance Corp.*
43,000 9.250%, 12/15/28 44,600
57,000 6.625%, 03/15/30 57,046
55,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 53,228
25,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 26,194
Enstar Group Ltd.*‡
30,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 31,203
20,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 19,565

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
First Citizens BancShares, Inc.‡
16,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% $ 16,106
43,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 43,213
27,000 GGAM Finance Ltd.*
5.875%, 03/15/30 26,989
30,000 Goldman Sachs Group, Inc. Series
AA‡
6.500%, 08/10/31 , 5 yr. CMT +
2.175% 29,795
HUB International Ltd.*
46,000 7.375%, 01/31/32 47,075
45,000 5.625%, 12/01/29 45,008
27,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 26,926
115,000 JPMorgan Chase & Co. Series PP‡
6.100%, 07/01/31 , 5 yr. CMT +
2.080% 114,602
66,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 68,301
31,000 Newmark Group, Inc.
7.500%, 01/12/29 32,329
OneMain Finance Corp.
27,000 6.750%, 03/15/32 26,940
55,000 6.750%, 09/15/33 54,204
57,000 6.500%, 03/15/33 55,700
30,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 30,432
55,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 55,942
70,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 72,222
Reinsurance Group of America,
Inc.‡
27,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 26,987
30,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 29,296
Rocket Cos., Inc.*
42,000 6.375%, 08/01/33 42,305
27,000 6.125%, 08/01/30 27,235
55,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 55,145
55,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 55,056
15,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 15,238
77,000 StoneX Group, Inc.*
7.875%, 03/01/31 80,282
100,000 TrueNoord Capital DAC*
8.750%, 03/01/30 103,830
PRINCIPAL
AMOUNT a a VALUE a
61,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 $ 57,065
27,000 UWM Holdings LLC*
6.250%, 03/15/31 24,123
31,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 32,184
40,000 Wells Fargo & Co. Series GG, Class
A‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 39,959
55,000 XHR LP*
6.625%, 05/15/30 56,152
2,811,593
Health Care (4.1%)
85,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 87,872
CHS/Community Health Systems,
Inc.*
36,000 10.875%, 01/15/32 38,013
30,000 6.875%, 04/15/29 28,951
105,000 6.125%, 04/01/30^ 88,534
8,000 5.250%, 05/15/30 7,408
DaVita, Inc.*
55,000 6.875%, 09/01/32 56,555
61,000 4.625%, 06/01/30 58,824
61,000 3.750%, 02/15/31 56,363
Embecta Corp.*
15,000 6.750%, 02/15/30 11,538
45,000 5.000%, 02/15/30^ 34,824
Encompass Health Corp.
27,000 4.750%, 02/01/30 26,437
13,000 4.500%, 02/01/28 12,872
17,000 IQVIA, Inc.*
6.250%, 06/01/32 17,246
83,000 Medline Borrower LP*
5.250%, 10/01/29 82,299
200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 198,210
Tenet Healthcare Corp.
59,000 6.875%, 11/15/31 62,658
33,000 5.500%, 11/15/32* 32,524
901,128
Industrials (6.6%)
68,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 69,596
61,000 ACCO Brands Corp.*^
4.250%, 03/15/29 57,497
Arcosa, Inc.*
28,000 6.875%, 08/15/32 28,931
30,000 4.375%, 04/15/29 29,372
Bombardier, Inc.*
31,000 8.750%, 11/15/30 32,720
19,000 7.250%, 07/01/31 19,835
24,000 7.000%, 06/01/32 24,808
16,000 6.750%, 06/15/33 16,490

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
86,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 $ 87,513
15,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 15,140
11,250 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 11,232
Deluxe Corp.*
31,000 8.125%, 09/15/29 32,126
77,000 8.000%, 06/01/29 77,701
27,000 EnerSys*
6.625%, 01/15/32 27,362
EquipmentShare.com, Inc.*
40,000 8.625%, 05/15/32 40,985
40,000 7.125%, 07/01/34 38,266
35,000 Granite Construction, Inc.*
6.375%, 06/15/34 35,048
Graphic Packaging International
LLC*
37,000 4.750%, 07/15/27 36,800
27,000 3.500%, 03/01/29 25,642
Herc Holdings, Inc.*
27,000 7.250%, 06/15/33 27,881
27,000 7.000%, 06/15/30 27,857
31,000 6.625%, 06/15/29 31,585
46,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 28,120
89,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 88,214
55,000 Miter Brands Acquisition Holdco,
Inc./MIWD Borrower LLC*
6.750%, 04/01/32 54,227
58,000 Novelis Corp.*
4.750%, 01/30/30 55,755
110,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 111,398
Standard Building Solutions, Inc.*
16,000 6.500%, 08/15/32 16,065
42,000 6.250%, 08/01/33 41,565
55,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 56,744
TransDigm, Inc.*
21,000 7.125%, 12/01/31 21,673
58,000 6.875%, 12/15/30 59,471
15,000 6.625%, 03/01/32 15,269
9,989 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 9,732
43,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 43,791
Williams Scotsman, Inc.*
21,000 6.625%, 06/15/29 21,390
34,000 4.625%, 08/15/28 33,657
1,451,458
Information Technology (3.6%)
Block, Inc.*
15,000 6.000%, 08/15/33 14,900
27,000 5.625%, 08/15/30 26,888
PRINCIPAL
AMOUNT a a VALUE a
43,000 CACI International, Inc.*
6.375%, 06/15/33 $ 43,342
Cloud Software Group LLC*
25,000 8.250%, 06/30/32 23,689
45,000 6.625%, 08/15/33 39,341
34,000 Coherent Corp.*
5.000%, 12/15/29 33,278
Fair Isaac Corp.*
21,000 6.000%, 05/15/33 20,346
29,000 4.000%, 06/15/28 28,153
61,000 KBR, Inc.*
4.750%, 09/30/28 60,120
15,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 15,798
42,000 ON Semiconductor Corp.*
3.875%, 09/01/28 40,544
27,000 Open Text Corp.*
6.900%, 12/01/27 27,553
Open Text Holdings, Inc.*
16,000 4.125%, 02/15/30 14,783
35,000 4.125%, 12/01/31 30,905
25,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 25,140
74,000 TTM Technologies, Inc.*
4.000%, 03/01/29 71,080
Twilio, Inc.
15,000 3.875%, 03/15/31 14,024
40,000 3.625%, 03/15/29 38,435
68,000 UKG, Inc.*
6.875%, 02/01/31 66,673
77,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 72,853
61,000 Zebra Technologies Corp.*
6.500%, 06/01/32 61,741
26,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*^
3.875%, 02/01/29 21,683
791,269
Materials (4.5%)
55,000 Avient Corp.*
6.250%, 11/01/31 55,481
70,000 Capstone Copper Corp.*
6.750%, 03/31/33 70,406
52,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 54,422
55,000 Century Aluminum Co.*
6.875%, 08/01/32 56,044
Chemours Co.*
50,000 8.000%, 01/15/33 49,316
28,000 7.875%, 03/15/34 27,268
75,000 Clearwater Paper Corp.*
4.750%, 08/15/28 66,811
55,000 Coeur Mining, Inc.*
6.875%, 04/01/32 56,345
93,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 69,941

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
55,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 $ 57,502
68,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 66,579
61,000 Knife River Corp.*
7.750%, 05/01/31 63,002
26,000 Mercer International, Inc.*
12.875%, 10/01/28 11,617
70,000 Olin Corp.*
6.625%, 04/01/33 68,568
61,000 Silgan Holdings, Inc.
4.125%, 02/01/28 60,187
55,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 53,873
55,000 Terex Corp.*
6.250%, 10/15/32 55,284
23,226 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 276
WR Grace Holdings LLC*
15,000 7.000%, 08/01/33 14,401
25,000 6.625%, 08/15/32 23,814
981,137
Other (1.7%)
23,990 Claritev Corp. Series B*
6.750%, 03/31/31 14,356
EchoStar Corp.
146,025 10.750%, 11/30/29 158,034
56,890 6.750%, 11/30/30 57,739
27,000 Gen Digital, Inc.*
6.750%, 09/30/27 27,058
11,000 Graham Holdings Co.*
5.625%, 12/01/33 10,775
55,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 57,663
55,000 SM Energy Co.*
7.000%, 08/01/32 55,932
381,557
Real Estate (0.5%)
28,000 Forestar Group, Inc.*
6.500%, 03/15/33 28,120
40,000 Global Net Lease, Inc.*
4.500%, 09/30/28 39,064
38,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 37,190
104,374
Special Purpose Acquisition Companies (0.3%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
46,000 6.750%, 01/15/30^ 45,205
28,000 4.625%, 01/15/29 27,228
72,433
PRINCIPAL
AMOUNT a a VALUE a
Utilities (1.6%)
30,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% $ 30,527
12,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 12,108
41,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 42,016
30,000 Emera U.S. Finance LLC Series A^‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 30,201
46,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 47,197
43,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 43,667
25,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 24,843
45,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 46,295
21,000 PPL Capital Funding, Inc. Series A‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 20,753
Vistra Corp.*‡
16,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 16,083
27,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 27,161
340,851
TOTAL CORPORATE BONDS
(Cost $17,210,904)
16,812,486
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.8%)
Communication Services (0.0%)
1,699 Audacy, Inc.# 5,097
1,273 Cumulus Media, Inc. - Class A# 9
1,048 Optimum Communications, Inc. -
Class A# 799
5,905
Consumer Discretionary (0.0%)
134 Rite Aid Corp.# 134
Energy (0.7%)
385 Cheniere Energy Partners LP 25,371
3,375 Energy Transfer LP 68,715
1,670 Enterprise Products Partners LP 63,544
660 EP Energy Corp.# 660
158,290

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Materials (0.1%)
1,000 Ardagh Holdings SA# $ 6,342
TOTAL COMMON STOCKS
(Cost $195,450)
170,671
EXCHANGE-TRADED FUND (0.6%)
Other (0.6%)
1,690
iShares
®
iBoxx USD High Yield
Corporate Bond ETF^
(Cost $134,170) 134,321
PREFERRED STOCK (0.0%)
Communication Services (0.0%)
542
Telephone & Data Systems, Inc.^
6.000%, 09/30/26
(Cost $10,108) 10,352
WARRANTS (0.0%)#
Communication Services (0.0%)
297 Audacy Capital Corp.
09/30/28, Strike $1.00 —
49 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
4,455 McDermott International Ltd.
06/30/27, Strike $12.33 —
4,950 McDermott International Ltd.
06/30/27, Strike $15.98 1
1
TOTAL WARRANTS
(Cost $1,910)
1
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.3%)
1,367,957
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $1,367,957) $ 1,367,957
TOTAL INVESTMENTS (102.8%)
(Cost $23,014,827)
22,479,648
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.3%) (1,367,957)
OTHER ASSETS, LESS LIABILITIES (3.5%)
749,124
NET ASSETS (100.0%) $ 21,860,815
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$14,170 for the Calamos High Income Opportunities Fund.
†† When-issued security.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos High Income Opportunities Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 98,956 $ — $ 98,956
Bank Loans 74 — 3,884,904 — 3,884,904
Corporate Bonds 389 — 16,812,486 — 16,812,486
Common Stocks 9 158,438 12,233 — 170,671
Exchange-Traded Fund 1 134,321 — — 134,321
Preferred Stock 1 10,352 — — 10,352
Warrants 4 — 1 — 1
Investment of Cash Collateral for Securities Loaned 1 — 1,367,957 — 1,367,957
Total $ 303,111 $ 22,176,537 $ — $ 22,479,648

Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITIES (21.1%)
Communication Services (0.2%)
1,000,000
T-Mobile U.S. Trust
Series 2024-2A, Class A*
4.250%, 05/21/29                     $ 1,000,240
Consumer Discretionary (1.7%)
2,225,000
Avis Budget Rental Car Funding
AESOP LLC
Series 2023-3A, Class A*
5.440%, 02/22/28                     2,233,214
1,299,472
BMW Vehicle Lease Trust
Series 2024-2, Class A3
4.180%, 10/25/27                     1,299,555
1,000,000
CCG Receivables Trust
Series 2026-1, Class B*
4.970%, 01/17/34                     994,963
1,000,000
CCG Receivables Trust
Series 2023-1, Class B*
5.990%, 09/16/30                     1,002,974
1,000,000
CCG Receivables Trust
Series 2023-1, Class C*
6.280%, 09/16/30                     1,003,783
341,689
Octane Receivables Trust
Series 2024-2A, Class A2*
5.800%, 07/20/32                     343,192
6,877,681
Financials (7.5%)
500,000
American Express Credit Account
Master Trust
Series 2023-2, Class A
4.800%, 05/15/30                     503,154
2,000,000
American Express Credit Account
Master Trust
Series 2024-2, Class A
5.240%, 04/15/31                     2,037,215
2,000,000
American Heritage Auto
Receivables Issuer Trust
Series 2025-1A, Class A3*
4.400%, 11/15/30                     1,993,817
704,187
Amur Equipment Finance
Receivables XIII LLC
Series 2024-1A, Class A2*
5.380%, 01/21/31                     707,469
1,126,000
Bank of America Auto Trust
Series 2023-2A, Class A4*
5.660%, 11/15/29                     1,133,283
735,666
CLI Funding VI LLC
Series 2020-3A, Class A*
2.070%, 10/18/45                     688,238
1,620,245
CNH Equipment Trust
Series 2024-B, Class A3
5.190%, 09/17/29                     1,630,807
245,167
Commonbond Student Loan Trust
Series 2019-AGS, Class A1*
2.540%, 01/25/47                     222,528
176,678
Commonbond Student Loan Trust
Series 2017-BGS, Class A1*
PRINCIPAL
AMOUNT a a VALUE a
2.680%, 09/25/42                     $ 165,878
60,161
Commonbond Student Loan Trust
Series 2018-CGS, Class A1*
3.870%, 02/25/46                     58,265
1,156,495
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A*
5.680%, 03/15/34                     1,159,494
1,000,000
Dell Equipment Finance Trust
Series 2025-2, Class B*
4.340%, 03/24/31                     991,468
1,000,000
Dell Equipment Finance Trust
Series 2024-2, Class B*
4.820%, 08/22/30                     1,002,860
504,210
ELFI Graduate Loan Program LLC
Series 2021-A, Class A*
1.530%, 12/26/46                     449,105
737,459
ELFI Graduate Loan Program LLC
Series 2022-A, Class A*
4.510%, 08/26/47                     713,465
1,300,995
Enterprise Fleet Financing LLC
Series 2024-2, Class A3*
5.610%, 04/20/28                     1,310,071
60,434
Kubota Credit Owner Trust
Series 2023-1A, Class A3*
5.020%, 06/15/27                     60,462
353,436
Kubota Credit Owner Trust
Series 2023-2A, Class A3*
5.280%, 01/18/28                     354,611
1,352,920
MMAF Equipment Finance LLC
Series 2023-A, Class A3*
5.540%, 12/13/29                     1,363,516
608,500
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2*
2.120%, 01/15/69                     582,828
1,000,000
Oscar U.S. Funding XVII LLC
Series 2024-2A, Class A3*
4.470%, 03/12/29                     1,000,623
2,000,000
PenFed Auto Receivables Owner
Trust
Series 2025-A, Class A3*
4.030%, 07/15/30                     1,982,784
282,748
Porsche Financial Auto
Securitization Trust
Series 2023-2A, Class A3*
5.790%, 01/22/29                     283,678
2,000,000
SCCU Auto Receivables Trust
Series 2023-1A, Class B*
6.080%, 11/15/29                     2,030,838
1,000,000
SoFi Consumer Loan Program Trust
Series 2026-2, Class B*
4.800%, 03/25/36                     997,019
2,160,000
SoFi Consumer Loan Program Trust
Series 2025-1, Class B*
5.120%, 02/27/34                     2,168,111
108,447
SoFi Professional Loan Program LLC
Series 2018-D, Class A2FX*
3.600%, 02/25/48                     108,144
583,469
SoFi Professional Loan Program LLC
Series 2020-C, Class AFX*

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1.950%, 02/15/46                     $ 546,601
968,391
Tesla Auto Lease Trust
Series 2024-B, Class A3*
4.820%, 10/20/27                     969,452
2,000,000
Toyota Auto Loan Extended Note
Trust
Series 2023-1A, Class A*
4.930%, 06/25/36                     2,013,066
955,274
Volvo Financial Equipment LLC
Series 2024-1A, Class A3*
4.290%, 10/16/28                     955,251
1,090,000
Volvo Financial Equipment LLC
Series 2024-1A, Class A4*
4.290%, 07/15/31                     1,085,511
31,269,612
Other (11.7%)
3,000,000
Alloya Auto Receivables Trust
Series 2025-1A, Class A3*
4.690%, 12/26/28                     3,005,171
1,642,013
Ansley Park Capital LLC
Series 2025-A, Class A2*
4.430%, 04/20/35                     1,637,303
2,000,000
Auxilior Term Funding LLC
Series 2026-1A, Class A2*
4.640%, 02/15/29                     2,000,972
2,000,000
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1*
5.250%, 02/25/49                     1,998,497
2,000,000
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2*
5.560%, 11/20/48                     1,990,291
2,000,000
DataBank Issuer II LLC
Series 2025-1A, Class A2*
5.180%, 09/27/55                     1,940,449
2,000,000
DLLAA LLC
Series 2025-1A, Class A3*
4.950%, 09/20/29                     2,011,871
490,708
DLLAD LLC
Series 2023-1A, Class A3*
4.790%, 01/20/28                     491,538
1,458,750
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I*
2.662%, 04/25/51                     1,383,292
2,000,000
Ford Credit Auto Owner Trust
Series 2024-1, Class A***
4.870%, 08/15/36                     2,011,975
1,000,000
Ford Credit Floorplan Master Owner
Trust A
Series 2025-1, Class B
4.840%, 04/15/30                     999,993
2,000,000
GMF Floorplan Owner Revolving
Trust
Series 2024-4A, Class A1*
4.730%, 11/15/29                     2,007,591
2,000,000
GreatAmerica Leasing Receivables
Funding LLC
Series 2025-1, Class A3*
 4.490%, 04/16/29                     2,000,365
PRINCIPAL
AMOUNT a a VALUE a
1,038,000
Hertz Vehicle Financing LLC
Series 2022-2A, Class A*
2.330%, 06/26/28                     $ 1,021,771
1,000,000
HPEFS Equipment Trust
Series 2024-1A, Class D*
5.820%, 11/20/31                     1,006,547
2,000,000
M&T Bank Auto Receivables Trust
Series 2026-1A, Class A3*
4.660%, 06/16/31                     2,002,160
2,000,000
NextGear Floorplan Master Owner
Trust
Series 2026-1A, Class A2*
4.070%, 02/15/31                     1,965,772
2,000,000
NMEF Funding LLC
Series 2026-A, Class A2*
4.090%, 02/15/34                     1,993,862
301,364
NMEF Funding LLC
Series 2024-A, Class A2*
5.150%, 12/15/31                     302,360
1,000,000
Oaktree ABF Equipment ST 1 LLC
Series 2026-1A, Class A2*
4.500%, 10/17/33                     998,694
235,000
OCCU Auto Receivables Trust
Series 2025-1A, Class A4*
4.790%, 01/15/31                     235,388
1,188,652
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2*
4.940%, 10/20/28                     1,192,078
1,649,178
Post Road Equipment Finance LLC
Series 2025-1A, Class A2*
4.900%, 05/15/31                     1,654,148
35,451
Post Road Equipment Finance LLC
Series 2024-1A, Class A2*
5.590%, 11/15/29                     35,467
850,000
Post Road Equipment Finance LLC
Series 2024-1A, Class B*
5.580%, 10/15/30                     851,455
1,900,000
SCF Equipment Leasing LLC
Series 2025-2A, Class A3*
4.330%, 06/20/36                     1,872,476
175,898
SCF Equipment Leasing LLC
Series 2023-1A, Class A3*
6.170%, 05/20/32                     176,396
982,917
SVC ABS LLC
Series 2023-1A, Class A*
5.150%, 02/20/53                     981,634
1,113,053
USAA Auto Owner Trust
Series 2024-A, Class A3*
5.030%, 03/15/29                     1,117,486
1,000,000
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2*
2.165%, 10/15/46                     994,687
1,000,000
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2*
5.100%, 09/15/54                     980,776
1,000,000
Verizon Master Trust
Series 2023-6, Class A*
5.350%, 09/22/31                     1,015,354
830,399
Veros Auto Receivables Trust
Series 2026-1, Class A*

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
4.530%, 08/15/28                     $ 830,371
2,000,000
Veros Auto Receivables Trust
Series 2026-2, Class A*
4.650%, 03/12/29                     2,000,183
1,824,729
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1*
4.410%, 05/18/40                     1,821,776
48,530,149
TOTAL ASSET BACKED
SECURITIES
(Cost $87,900,956)
87,677,682
BANK LOANS (10.3%)i
Communication Services (0.7%)
492,500
Charter Communications Operating
LLC‡
2024 Term Loan B5,
5.975%, 12/15/31 3 mo. USD
Term SOFR + 2.250% 474,923
987,981
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 989,937
200,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 197,500
800,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 790,000
497,469
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 481,614
2,933,974
Consumer Discretionary (2.8%)
1,021,165
Adient U.S. LLC‡
2024 Term Loan B2,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 1,022,896
955,000
American Axle & Manufacturing,
Inc.‡
2022 Term Loan B,
6.675%, 12/13/29 1 mo. USD
Term SOFR + 3.000% 957,789
485,793
Aramark Services, Inc.‡
2025 Term Loan,
5.481%, 06/22/30 1 mo. USD
Term SOFR + 1.750% 487,007
1,000,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 1,005,905
997,462
Burlington Coat Factory Warehouse
Corp.‡
2024 Term Loan B,
5.481%, 09/24/31 1 mo. USD
Term SOFR + 1.750% 997,462
PRINCIPAL
AMOUNT a a VALUE a
1,000,000
Chewy, Inc.‡
Term Loan B,
5.446%, 06/23/33 3 mo. USD
Term SOFR + 1.750% $ 999,375
987,500
DK Crown Holdings, Inc.‡
2025 Term Loan B,
5.425%, 03/04/32 1 mo. USD
Term SOFR + 1.750% 986,187
985,050
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 988,251
982,569
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.667%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 985,025
1,141,375
Murphy USA, Inc.‡
Term Loan B,
5.397%, 04/07/32 1 mo. USD
Term SOFR + 1.750% 1,150,649
1,000,000
Raising Cane's Restaurants LLC!
2025 Term Loan B,
0.000%, 11/03/32 998,000
980,000
Six Flags Entertainment Corp.‡
2024 Term Loan B,
5.731%, 05/01/31 1 mo. USD
Term SOFR + 2.000% 973,262
11,551,808
Consumer Staples (1.5%)
853,624
APi Group DE, Inc.‡
2026 Term Loan B,
5.481%, 05/16/33 1 mo. USD
Term SOFR + 1.750% 856,270
990,000
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 982,575
497,500
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 499,739
1,000,000
BioMarin Pharmaceutical, Inc.‡
Term Loan B,
5.428%, 04/27/33 6 mo. USD
Term SOFR + 1.750% 1,000,190
885,349
Energizer Holdings, Inc.‡
2025 Term Loan B,
5.667%, 03/19/32 1 mo. USD
Term SOFR + 2.000% 886,460
1,000,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% 1,002,190
835,000
Prestige Brands, Inc.!
2026 Term Loan B,
0.000%, 06/13/33 838,394

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
165,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% $ 165,671
6,231,489
Financials (1.6%)
995,000
Blackstone Mortgage Trust, Inc.‡
2025 Term Loan B,
6.231%, 12/20/32 1 mo. USD
Term SOFR + 2.500% 992,513
765,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 766,274
977,321
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 976,832
956,034
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 959,710
1,000,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% 1,007,290
1,000,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 1,001,250
992,513
Starwood Property Trust, Inc.‡
2026 Term Loan B,
5.731%, 09/24/32 1 mo. USD
Term SOFR + 2.000% 992,671
6,696,540
Health Care (0.4%)
948,148
DaVita, Inc.‡
2025 Term Loan B,
5.481%, 05/09/31 1 mo. USD
Term SOFR + 1.750% 949,111
539,015
Elanco Animal Health, Inc.‡
2025 Term Loan B,
5.397%, 10/31/32 1 mo. USD
Term SOFR + 1.750% 539,756
1,488,867
Industrials (0.9%)
829,571
Knife River HoldCo‡
2026 Term Loan B,
5.401%, 03/08/32 3 mo. USD
Term SOFR + 1.750% 829,919
987,500
Novelis Corp.‡
2025 Term Loan B,
5.482%, 03/11/32 3 mo. USD
Term SOFR + 1.750% 986,019
PRINCIPAL
AMOUNT a a VALUE a
987,500
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% $ 989,351
997,500
Stonepeak Nile Parent LLC‡
2026 Term Loan B,
5.657%, 04/09/32 3 mo. USD
Term SOFR + 2.000% 996,408
3,801,697
Information Technology (1.3%)
997,500
CACI International, Inc.‡
2026 Incremental Term Loan B2,
5.481%, 03/09/33 1 mo. USD
Term SOFR + 1.750% 997,295
482,143
Coherent Corp.‡
2025 Term Loan B2,
5.481%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 483,247
977,500
KBR, Inc.‡
2024 1st Lien Term Loan B,
5.731%, 01/17/31 1 mo. USD
Term SOFR + 2.000% 980,173
345,873
Open Text Corp.‡
2023 Term Loan B,
5.481%, 01/31/30 1 mo. USD
Term SOFR + 1.750% 343,193
995,000
Qnity Electronics, Inc.‡
2026 Term Loan B,
5.397%, 11/01/32 1 mo. USD
Term SOFR + 1.750% 996,453
723,140
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 723,231
850,720
TTM Technologies, Inc.‡
2026 Term Loan,
5.397%, 05/30/30 1 mo. USD
Term SOFR + 1.750% 853,200
5,376,792
Materials (0.9%)
846,230
Axalta Coating Systems U.S.
Holdings, Inc.‡
2024 Term Loan B7,
5.482%, 12/20/29 3 mo. USD
Term SOFR + 1.750% 848,282
972,228
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 971,319
997,500
Solstice Advanced Materials, Inc.‡
Term Loan B,
5.573%, 10/29/32 3 mo. USD
Term SOFR + 1.750% 999,580
990,000
Terex Corp.‡
2025 Term Loan,
5.481%, 10/08/31 1 mo. USD
Term SOFR + 1.750% 992,633
3,811,814

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Other (0.2%)
997,500
Allison Transmission, Inc.‡
2025 Incremental Term Loan B,
5.425%, 01/02/33 1 mo. USD
Term SOFR + 1.750% $ 1,000,408
TOTAL BANK LOANS
(Cost $42,893,588)
42,893,389
CONVERTIBLE BOND (0.2%)
Health Care (0.2%)
1,000,000 CONMED Corp.
2.250%, 06/15/27
(Cost $979,804) 979,210
CORPORATE BONDS (53.9%)
Airlines (0.6%)
1,021,112 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 1,020,948
British Airways Pass-Through Trust*
225,639 Series 2018-1, Class A, 4.125%,
03/20/33 217,651
360,050 Series 2019-1, Class A, 3.350%,
12/15/30 348,374
JetBlue Pass-Through Trust
184,295 Series 2019, Class B, 8.000%,
05/15/29 180,084
532,672 Series 1B, Class B, 7.750%,
05/15/30 535,080
2,302,137
Communication Services (1.2%)
1,000,000 Alphabet, Inc.
4.100%, 11/15/30 972,080
1,000,000 Ashtead Capital, Inc.*
4.375%, 08/15/27 998,610
1,000,000 AT&T, Inc.
4.700%, 08/15/30 987,380
500,000 Match Group Holdings II LLC*
4.625%, 06/01/28 492,900
Orange SA*
500,000 4.250%, 01/13/31 483,365
500,000 4.000%, 01/13/29 491,165
500,000 Paramount Global
3.700%, 10/04/26 498,445
4,923,945
Consumer Discretionary (7.4%)
750,000 Academy Ltd.*
5.875%, 05/15/31 743,047
222,000 Advance Auto Parts, Inc.*
7.000%, 08/01/30 227,661
1,000,000 Airbnb, Inc.
4.400%, 03/16/29 991,000
500,000 Allegiant Travel Co.*
7.125%, 07/01/31 507,445
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 AS Mileage Plan IP Ltd.*^
5.308%, 10/20/31 $ 971,220
500,000 AutoZone, Inc.
4.500%, 02/01/28 499,340
1,000,000 Bath & Body Works, Inc.*
6.625%, 10/01/30 1,017,150
1,000,000 BMW U.S. Capital LLC*^
5.050%, 08/11/28 1,005,630
1,000,000 BorgWarner, Inc.
2.650%, 07/01/27 984,290
500,000 Brightstar Lottery PLC*
5.250%, 01/15/29 494,400
Carnival Corp. Ltd.*
500,000 5.125%, 05/01/29 496,640
500,000 4.000%, 08/01/28 489,960
154,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*
5.125%, 05/01/27 153,771
500,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.125%, 04/15/31 497,325
Daimler Truck Finance North
America LLC*
500,000 5.125%, 09/25/27 502,705
500,000 5.000%, 01/15/27 501,420
252,000 Dana, Inc.
4.250%, 09/01/30 251,753
1,000,000 Denso Corp.*
4.282%, 09/17/30 977,130
1,000,000 Dick's Sporting Goods, Inc.^
4.000%, 10/01/29 970,940
1,000,000 Dr. Horton, Inc.
4.850%, 10/15/30 995,810
1,000,000 Flutter Treasury DAC*
6.375%, 04/29/29 1,012,920
1,000,000 Ford Motor Credit Co. LLC
4.970%, 04/06/29 988,000
1,000,000 General Motors Financial Co., Inc.
6.000%, 01/09/28 1,016,490
1,000,000 Gildan Activewear, Inc.*
4.700%, 10/07/30 977,320
500,000 Group 1 Automotive, Inc.*
6.375%, 01/15/30 503,330
1,000,000 Honda Motor Co. Ltd.
4.436%, 07/08/28 994,620
500,000 Kia Corp.*
3.500%, 10/25/27 493,390
1,000,000 Lennar Corp.
5.200%, 07/30/30 1,005,170
1,000,000 Lithia Motors, Inc.*
5.500%, 10/01/30 989,120
1,000,000 Lowe's Cos., Inc.
4.250%, 03/15/31 970,060
1,000,000 M/I Homes, Inc.
4.950%, 02/01/28 992,150
500,000 Mattel, Inc.*
5.875%, 12/15/27 500,445

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Mercedes-Benz Finance North
America LLC*
4.250%, 03/10/29 $ 984,780
1,000,000 Meritage Homes Corp.*
3.875%, 04/15/29 968,260
MGM Resorts International
500,000 6.125%, 09/15/29 503,545
500,000 5.500%, 04/15/27 501,050
500,000 Nissan Motor Acceptance Co. LLC*
7.050%, 09/15/28 510,540
1,000,000 O'Reilly Automotive, Inc.
5.750%, 11/20/26 1,003,270
500,000 Royal Caribbean Cruises Ltd.*
5.500%, 04/01/28 504,120
1,000,000 Taylor Morrison Communities, Inc.*
5.750%, 01/15/28 1,010,820
500,000 Whirlpool Corp.
6.125%, 06/15/30 455,135
500,000 ZF North America Capital, Inc.*
6.875%, 04/14/28 510,010
30,673,182
Consumer Staples (1.4%)
500,000 Brink's Co.*
6.500%, 06/15/29 509,670
1,000,000 Cencora, Inc.
3.950%, 02/13/29 981,170
1,000,000 Cintas Corp. No. 2
4.200%, 05/01/28 993,960
535,000 Land O'Lakes Capital Trust I*
7.450%, 03/15/28 546,438
1,000,000 Mondelez International, Inc.^
2.625%, 03/17/27 989,350
1,000,000 Novartis Capital Corp.
4.100%, 11/05/30 973,790
1,000,000 United Rentals North America, Inc.
3.875%, 11/15/27 989,630
5,984,008
Energy (2.3%)
500,000 Buckeye Partners LP*
6.875%, 07/01/29 511,880
1,000,000 Enbridge, Inc.
5.250%, 04/05/27 1,005,270
1,000,000 Hess Midstream Operations LP*
6.500%, 06/01/29 1,018,960
1,000,000 Kinder Morgan, Inc.
5.100%, 08/01/29 1,009,410
1,000,000 ONEOK, Inc.
5.550%, 11/01/26 1,002,360
1,000,000 Schlumberger Holdings Corp.*
5.000%, 05/29/27 1,004,730
1,000,000 South Bow USA Infrastructure
Holdings LLC
4.911%, 09/01/27 1,001,760
Sunoco LP*
500,000 5.875%, 07/15/27 500,620
1,000,000 5.625%, 03/15/31 988,020
PRINCIPAL
AMOUNT a a VALUE a
500,000 VOC Escrow Ltd.*
5.000%, 02/15/28 $ 498,715
1,000,000 Williams Cos., Inc.
4.625%, 06/30/30 987,110
9,528,835
Financials (18.6%)
1,000,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4.875%, 04/01/28 1,001,530
1,000,000 Affiliated Managers Group, Inc.
3.300%, 06/15/30 940,530
1,000,000 Allstate Corp.
5.050%, 06/24/29 1,008,360
250,000 Ally Financial, Inc.^‡
5.737%, 05/15/29 , 1 day USD
SOFR Index + 1.960% 252,843
1,000,000 American Express Co.‡
5.085%, 01/30/31 , 1 day USD
SOFR Index + 1.020% 1,005,010
500,000 American Homes 4 Rent LP
4.950%, 06/15/30 496,980
1,000,000 American International Group, Inc.
4.850%, 05/07/30 999,090
1,000,000 Aon North America, Inc.
5.125%, 03/01/27 1,003,700
500,000 ARES Capital Corp.^
5.250%, 04/12/31 483,565
Arthur J Gallagher & Co.
500,000 4.850%, 12/15/29 500,295
500,000 4.600%, 12/15/27^ 500,140
750,000 Aviation Capital Group LLC*
1.950%, 09/20/26 747,562
1,000,000 Avolon Holdings Funding Ltd.*
4.700%, 01/30/31 973,390
1,000,000 AXIS Specialty Finance PLC
4.000%, 12/06/27 990,470
1,000,000 Bank of America Corp.‡
4.979%, 01/24/29 , 1 day USD
SOFR + 0.830% 1,004,020
1,000,000 Bank of Montreal‡
4.350%, 09/22/31 , 1 day USD
SOFR Index + 1.080% 975,860
1,000,000 Bank of New York Mellon‡
4.729%, 04/20/29 , 1 day USD
SOFR + 1.135% 1,002,520
1,000,000 Bank of Nova Scotia
5.250%, 06/12/28 1,012,820
1,000,000 Barclays PLC‡
4.219%, 05/24/30 , 1 day USD
SOFR + 0.930% 978,120
250,000 BlackRock, Inc.^
4.600%, 07/26/27 250,745
500,000 Blackstone Private Credit Fund
4.950%, 09/26/27 498,935
1,000,000 Boston Properties LP
6.750%, 12/01/27 1,025,280
1,250,000 Capital One Financial Corp.
4.100%, 02/09/27 1,248,875

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 CBRE Services, Inc.
4.800%, 06/15/30 $ 990,810
1,000,000 Charles Schwab Corp.‡
4.343%, 11/14/31 , 1 day USD
SOFR + 0.940% 975,880
1,000,000 Chubb INA Holdings LLC
4.650%, 08/15/29 998,240
1,000,000 Citigroup, Inc.‡
3.887%, 01/10/28 , 3 mo. USD
Term SOFR + 1.825% 997,160
1,000,000 Citizens Bank NA^‡
4.192%, 01/29/29 , 1 day USD
SOFR + 0.700% 991,110
1,000,000 CNO Global Funding*
4.700%, 12/11/30 975,960
1,000,000 Cooperatieve Rabobank UA*‡
4.655%, 08/22/28 , 1 yr. CMT +
1.750% 1,000,930
1,000,000 COPT Defense Properties LP
4.500%, 10/15/30 976,670
Credit Acceptance Corp.*
330,000 9.250%, 12/15/28 342,279
222,000 6.625%, 03/15/30 222,180
1,000,000 Danske Bank AS*‡
4.298%, 04/01/28 , 1 yr. CMT +
1.750% 998,030
1,000,000 Depository Trust Co.*
4.550%, 03/27/31 986,560
1,000,000 Enact Holdings, Inc.
6.250%, 05/28/29 1,025,320
1,000,000 Essent Group Ltd.
6.250%, 07/01/29 1,028,820
1,000,000 Extra Space Storage LP
2.550%, 06/01/31 888,880
1,000,000 Federation des Caisses Desjardins
du Quebec*^
4.565%, 08/26/30 984,950
1,000,000 Fifth Third Bank NA‡
4.967%, 01/28/28 , 1 day USD
SOFR + 0.810% 1,001,900
1,000,000 First Industrial LP
5.250%, 01/15/31 999,680
1,000,000 First-Citizens Bank & Trust Co.‡
5.097%, 07/13/29 , 1 day USD
SOFR + 1.146% 997,510
1,000,000 FNB Corp.‡
5.722%, 12/11/30 , 1 day USD
SOFR Index + 1.930% 1,003,070
1,000,000 Gabx Leasing LLC*
4.625%, 04/15/31 976,140
1,000,000 GGAM Finance Ltd.*
8.000%, 06/15/28 1,036,040
1,000,000 GLP Capital LP/GLP Financing II,
Inc.
5.750%, 06/01/28 1,008,760
500,000 Goldman Sachs BDC, Inc.
6.375%, 03/11/27 505,460
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Goldman Sachs Group, Inc.‡
4.148%, 01/21/29 , 1 day USD
SOFR + 0.710% $ 990,660
465,000 Goldman Sachs Private Credit Corp.
5.050%, 02/23/28 462,424
1,000,000 Huntington Bancshares, Inc.‡
4.623%, 01/28/32 , 1 day USD
SOFR + 0.990% 973,250
500,000 Intercontinental Exchange, Inc.^
3.950%, 12/01/28 492,545
1,000,000 JPMorgan Chase & Co.‡
4.915%, 01/24/29 , 1 day USD
SOFR + 0.800% 1,003,630
500,000 KeyCorp^‡
5.121%, 04/04/31 , 1 day USD
SOFR Index + 1.227% 499,975
Kreditanstalt fuer Wiederaufbau
1,000,000 3.750%, 02/15/28 992,270
300,000 1.000%, 10/01/26 298,638
1,000,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
4.750%, 06/15/29 974,960
1,000,000 LPL Holdings, Inc.*
4.625%, 11/15/27 995,620
1,000,000 Lseg U.S. Fin Corp.*^
4.250%, 03/23/29 986,350
1,000,000 M&T Bank Corp.‡
4.833%, 01/16/29 , 1 day USD
SOFR + 0.930% 1,000,740
1,000,000 Metropolitan Life Global Funding
I*^
4.350%, 01/12/31 977,050
500,000 Morgan Stanley‡
5.042%, 07/19/30 , 1 day USD
SOFR + 1.215% 501,190
500,000 Morgan Stanley Bank NA‡
4.952%, 01/14/28 , 1 day USD
SOFR + 1.080% 501,370
1,000,000 Mutual of Omaha Cos Global
Funding*
5.350%, 04/09/27 1,006,450
531,000 Nasdaq, Inc.
5.350%, 06/28/28 537,335
500,000 National Bank of Canada
5.600%, 12/18/28 510,330
1,000,000 National Securities Clearing
Corp.*^
4.700%, 06/09/31 991,720
500,000 NatWest Markets PLC*
1.600%, 09/29/26 498,150
500,000 Nordea Bank Abp*
1.500%, 09/30/26 498,025
1,000,000 Northern Trust Corp.
4.150%, 11/19/30 975,810
1,000,000 Nuveen LLC*
5.550%, 01/15/30 1,008,860
1,000,000 Oesterreichische Kontrollbank AG^
3.625%, 09/09/27 992,570

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
500,000 OneMain Finance Corp.
3.500%, 01/15/27 $ 496,365
1,000,000 PayPal Holdings, Inc.
2.650%, 10/01/26 997,500
500,000 Pinnacle Bank/Nashville TN
5.625%, 02/15/28 503,465
PNC Financial Services Group, Inc.‡
500,000 4.618%, 10/26/29^ , 1 day USD
SOFR + 0.681% 498,465
500,000 4.075%, 01/26/29 , 1 day USD
SOFR + 0.610% 495,440
Pricoa Global Funding I*
1,000,000 5.000%, 05/27/31 995,580
500,000 1.200%, 09/01/26 498,940
Principal Life Global Funding II*
200,000 5.000%, 01/16/27 200,578
1,000,000 4.950%, 11/27/29 998,900
1,000,000 Prologis LP
4.750%, 01/15/31 996,280
500,000 Prologis Targeted U.S. Logistics
Fund LP*
5.250%, 04/01/29 504,825
1,000,000 RGA Global Funding*
4.600%, 11/25/30 978,060
1,000,000 Royal Bank of Canada‡
4.612%, 05/03/32 , 1 day USD
SOFR + 1.010% 979,180
SBA Tower Trust*
250,000 1.840%, 04/15/27 245,074
500,000 1.631%, 05/15/51 495,608
300,000 Skandinaviska Enskilda Banken
AB*^
1.200%, 09/09/26 299,178
500,000 SLM Corp.
6.500%, 01/31/30 505,780
1,000,000 Starwood Property Trust, Inc.*
5.875%, 08/15/29 1,003,280
500,000 State Street Corp.‡
4.530%, 02/20/29 , 1 day USD
SOFR + 1.018% 499,650
1,000,000 Toronto-Dominion Bank
4.808%, 06/03/30 997,740
1,000,000 Toyota Motor Credit Corp.^
4.625%, 01/12/28 1,003,150
1,000,000 Travelers Cos., Inc.
4.950%, 07/24/31 999,570
1,000,000 Truist Bank Series BKNT‡
4.136%, 10/23/29 , 1 day USD
SOFR + 0.911% 985,120
1,000,000 U.S. Bancorp^‡
5.100%, 07/23/30 , 1 day USD
SOFR + 1.250% 1,007,250
500,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 467,750
77,135,629
Health Care (3.3%)
1,000,000 180 Medical, Inc.*^
3.875%, 10/15/29 961,610
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Agilent Technologies, Inc.
2.750%, 09/15/29 $ 940,380
1,000,000 Cardinal Health, Inc.
5.000%, 11/15/29 1,004,330
1,000,000 Elevance Health, Inc.
4.101%, 03/01/28 991,970
1,000,000 Gilead Sciences, Inc.
1.200%, 10/01/27 963,960
1,000,000 Illumina, Inc.
4.750%, 12/12/30 985,100
1,000,000 IQVIA, Inc.
5.700%, 05/15/28 1,013,260
500,000 Laboratory Corp. of America
Holdings
2.950%, 12/01/29 471,375
1,000,000 McKesson Corp.
4.650%, 05/30/30 993,210
1,000,000 Medline Borrower LP*
5.250%, 10/01/29 991,550
500,000 Sanofi SA
3.800%, 11/03/28 492,740
1,000,000 Tenet Healthcare Corp.
4.375%, 01/15/30 964,900
Teva Pharmaceutical Finance
Netherlands III BV
1,000,000 5.125%, 05/09/29^ 998,120
295,000 3.150%, 10/01/26 294,236
1,000,000 Thermo Fisher Scientific, Inc.^
5.000%, 01/31/29 1,009,230
500,000 UnitedHealth Group, Inc.
5.250%, 02/15/28 505,715
13,581,686
Industrials (7.1%)
500,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 511,735
1,000,000 AGCO Corp.
5.450%, 03/21/27 1,004,750
1,000,000 Amcor Flexibles North America, Inc.
4.250%, 03/08/29 985,920
458,333 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.*
5.750%, 04/20/29 456,495
1,000,000 Amrize Finance U.S. LLC
4.700%, 04/07/28 999,750
1,000,000 Canadian Pacific Railway Co.
4.000%, 06/01/28 990,320
500,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 508,795
1,000,000 CNH Industrial Capital LLC
4.500%, 10/08/27 999,310
1,100,000 CRH SMW Finance DAC
5.125%, 01/09/30 1,107,150
891,319 Delta Air Lines Pass-Through Trust
Series AA, Class AA
2.000%, 12/10/29 860,363
500,000 Deluxe Corp.*
8.125%, 09/15/29 518,165

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,100,000 Eaton Capital ULC
4.450%, 05/09/30 $ 1,085,106
608,000 EnerSys*
4.375%, 12/15/27 601,099
250,000 GATX Corp.
5.400%, 03/15/27 251,313
500,000 Herc Holdings, Inc.*
6.625%, 06/15/29 509,435
1,000,000 Honeywell Aerospace, Inc.*
4.000%, 03/16/29 981,630
1,000,000 Ingersoll Rand, Inc.
5.400%, 08/14/28 1,013,690
500,000 JB Hunt Transport Services, Inc.
4.900%, 03/15/30 498,895
500,000 Johnson Controls International PLC/
Tyco Fire & Security Finance SCA
5.500%, 04/19/29 508,800
1,000,000 Lennox International, Inc.
5.500%, 09/15/28 1,014,330
1,000,000 Mohawk Industries, Inc.^
5.850%, 09/18/28 1,020,520
1,000,000 Nordson Corp.
5.600%, 09/15/28 1,016,960
1,000,000 Owens Corning
5.500%, 06/15/27 1,007,960
1,000,000 Parker-Hannifin Corp.^
4.250%, 09/15/27 997,720
1,000,000 Paychex, Inc.
5.100%, 04/15/30 1,000,500
1,000,000 Penske Truck Leasing Co. LP/PTL
Finance Corp.*
5.250%, 02/01/30 1,004,060
1,000,000 Ryder System, Inc.
5.650%, 03/01/28 1,014,340
SMBC Aviation Capital Finance
DAC*
500,000 5.100%, 04/01/30^ 498,485
500,000 1.900%, 10/15/26 497,595
500,000 TransDigm, Inc.*
6.375%, 03/01/29 506,250
200,000 Tyco Electronics Group SA
4.500%, 02/09/31 196,998
1,000,000 Uber Technologies, Inc.^
4.150%, 01/15/31 966,010
United Airlines Pass-Through Trust
528,078 Series A, Class A, 4.550%,
02/25/33 507,510
1,067,017 Series A, Class A, 2.900%,
11/01/29 1,026,332
Veralto Corp.
1,000,000 5.500%, 09/18/26 1,000,570
1,000,000 5.350%, 09/18/28 1,011,710
500,000 WESCO Distribution, Inc.*
6.375%, 03/15/29 507,600
500,000 Williams Scotsman, Inc.*
6.625%, 06/15/29 509,285
29,697,456
PRINCIPAL
AMOUNT a a VALUE a
Information Technology (5.4%)
1,000,000 Accenture Capital, Inc.
4.050%, 10/04/29 $ 980,030
1,000,000 Applied Materials, Inc.
4.800%, 06/15/29 1,005,580
1,000,000 Block, Inc.*
5.625%, 08/15/30 995,840
1,000,000 Booz Allen Hamilton, Inc.*^
3.875%, 09/01/28 975,590
1,000,000 Broadcom, Inc.
4.200%, 10/15/30 965,070
1,000,000 Cadence Design Systems, Inc.
4.200%, 09/10/27 996,240
500,000 CDW LLC/CDW Finance Corp.
3.250%, 02/15/29 476,455
500,000 CGI, Inc.
1.450%, 09/14/26 498,275
1,000,000 Dell International LLC/EMC Corp.
4.750%, 07/15/31 983,460
1,000,000 Hewlett Packard Enterprise Co.
4.400%, 09/25/27 997,350
Intuit, Inc.
1,000,000 5.250%, 09/15/26 1,000,420
1,000,000 4.950%, 06/15/31^ 990,740
1,000,000 Jabil, Inc.
4.200%, 02/01/29 981,890
1,000,000 Keysight Technologies, Inc.
3.000%, 10/30/29 944,320
1,000,000 Leidos, Inc.
4.100%, 03/15/29 980,410
1,000,000 MSCI, Inc.*
4.000%, 11/15/29 965,240
1,000,000 NXP BV/NXP Funding LLC/NXP
USA, Inc.
4.300%, 08/19/28 991,180
500,000 Open Text Corp.*
6.900%, 12/01/27 510,240
500,000 Oracle Corp.^
4.800%, 08/03/28 495,585
500,000 Roper Technologies, Inc.
4.200%, 09/15/28 494,765
1,000,000 Salesforce, Inc.
4.500%, 03/15/28 998,340
1,000,000 Synopsys, Inc.
4.850%, 04/01/30 994,580
1,000,000 Take-Two Interactive Software, Inc.
5.400%, 06/12/29 1,013,250
1,000,000 TD SYNNEX Corp.
4.300%, 01/17/29 983,360
Texas Instruments, Inc.
500,000 4.600%, 02/15/28^ 500,895
250,000 1.125%, 09/15/26 249,235
500,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 473,070
22,441,410

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Materials (0.1%)
500,000 Sherwin-Williams Co.
3.450%, 06/01/27 $ 496,155
Other (1.2%)
500,000 Alumina Pty. Ltd.*
6.125%, 03/15/30 504,440
1,000,000 AutoNation, Inc.
4.450%, 01/15/29 987,170
1,000,000 Element Fleet Management Corp.*
5.037%, 03/25/30 997,650
500,000 Gen Digital, Inc.*
6.750%, 09/30/27 501,070
1,000,000 Host Hotels & Resorts LP Series H
3.375%, 12/15/29 948,130
1,000,000 VICI Properties LP
4.750%, 04/01/28 997,680
4,936,140
Real Estate (1.6%)
1,000,000 Camden Property Trust
5.850%, 11/03/26 1,002,790
1,000,000 EPR Properties
4.750%, 11/15/30 973,240
1,000,000 Equinix, Inc.††
5.000%, 08/15/29 997,300
750,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 734,010
1,000,000 Public Storage Operating Co.^
5.125%, 01/15/29 1,012,540
1,000,000 Realty Income Corp.
3.950%, 02/01/29 982,790
1,000,000 Simon Property Group LP^
4.375%, 10/01/30 982,020
6,684,690
Special Purpose Acquisition Companies (0.2%)
1,000,000 New York Life Global Funding*^
4.150%, 07/25/28 992,300
Utilities (3.5%)
1,000,000 Alliant Energy Finance LLC*
5.400%, 06/06/27 1,006,450
1,000,000 Commonwealth Edison Co.
4.550%, 06/01/31 983,660
1,000,000 Constellation Energy Generation
LLC
4.550%, 06/01/29 992,570
500,000 Consumers Energy Co.††
4.900%, 08/15/31 498,250
1,000,000 Dayton Power & Light Co.
4.550%, 08/15/30 980,000
1,000,000 Duke Energy Carolinas LLC
4.850%, 03/15/30 1,000,990
500,000 Entergy Texas, Inc.
1.500%, 09/01/26 498,915
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Evergy, Inc.
4.250%, 03/15/29 $ 985,720
National Rural Utilities Cooperative
Finance Corp.
1,000,000 4.400%, 05/11/29^ 991,880
500,000 4.120%, 09/16/27 498,155
1,000,000 NextEra Energy Capital Holdings,
Inc.
4.850%, 02/04/28 1,003,860
1,000,000 Niagara Mohawk Power Corp.*
4.647%, 10/03/30 984,460
1,000,000 NiSource, Inc.^
4.750%, 05/18/31 988,500
1,000,000 NSTAR Electric Co.
3.200%, 05/15/27 991,300
25,000 PPL Capital Funding, Inc. Series A‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 24,707
1,000,000 Public Service Co. of Colorado
4.150%, 03/13/29 986,650
1,000,000 Sempra
3.400%, 02/01/28 980,910
14,396,977
TOTAL CORPORATE BONDS
(Cost $224,385,702)
223,774,550
MUNICIPAL OBLIGATIONS (2.3%)
Consumer Discretionary (0.1%)
200,000
Washington State Housing Finance
Commission
5.285%, 06/01/27 201,770
300,000
Washington State Housing Finance
Commission
5.345%, 12/01/27 303,871
505,641
Other (2.1%)
100,000
Alaska Housing Finance Corp.
4.808%, 06/01/27 100,418
250,000
City of Carmel Waterworks Revenue
4.966%, 05/01/28 251,819
205,000
City of Mishawaka
4.700%, 08/15/26 205,040
400,000
Colorado Housing & Finance
Authority
4.390%, 11/01/29 397,456
375,000
Colorado Housing & Finance
Authority
5.402%, 05/01/27 378,026
370,000
Colorado Housing & Finance
Authority
5.452%, 11/01/27 374,304
1,000,000
Commonwealth of Massachusetts
5.306%, 01/01/30 1,006,701
1,000,000
Connecticut Housing Finance
Authority
4.771%, 05/15/30 1,006,152

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
135,000
East Montgomery County
Improvement District Sales Tax
Revenue
1.550%, 08/15/26 $ 134,887
170,000
Florida Housing Finance Corp.
5.086%, 01/01/27 170,747
150,000
Florida Housing Finance Corp.
5.136%, 07/01/27 151,174
195,000
Idaho Housing & Finance
Association
4.398%, 07/01/29 192,729
235,000
Idaho Housing & Finance
Association
4.418%, 01/01/30 231,799
115,000
Idaho Housing & Finance
Association
4.478%, 07/01/30 113,404
250,000
Indiana Housing & Community
Development Authority
5.065%, 01/01/27 251,049
350,000
Iowa Finance Authority
5.412%, 07/01/27 353,574
505,000
Iowa Finance Authority
5.502%, 07/01/28 514,376
250,000
Nevada Housing Division
5.251%, 10/01/26 250,561
450,000
Nevada Housing Division
5.268%, 04/01/27 453,549
435,000
Nevada Housing Division
5.338%, 10/01/27 440,442
100,000
New Mexico Mortgage Finance
Authority
4.447%, 03/01/30 99,606
390,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue
3.430%, 08/01/26 390,000
125,000
Utah Housing Corp.
4.627%, 07/01/29 125,441
145,000
Victor Valley Community College
District
2.878%, 08/01/26 145,000
300,000
West Virginia Housing Development
Fund
4.510%, 05/01/30 300,140
200,000
West Virginia Housing Development
Fund
4.560%, 11/01/30 199,976
170,000
Westminster Public Schools
0.906%, 12/01/26 168,377
115,000
Wisconsin Housing & Economic
Development Authority Home
Ownership Revenue
4.518%, 03/01/29 114,964
100,000
Wisconsin Housing & Economic
Development Authority Home
Ownership Revenue
4.568%, 09/01/29 99,938
8,621,649
PRINCIPAL
AMOUNT a a VALUE a
Utilities (0.1%)
505,000
Augusta Water & Sewer Revenue
4.300%, 10/01/26 $ 504,979
TOTAL MUNICIPAL
OBLIGATIONS
(Cost $9,614,647)
9,632,269
RESIDENTIAL MORTGAGE BACKED SECURITIES (0.3%)
Financials (0.3%)
28,495
Bank
Series 2019-BN16, Class A2
3.933%, 02/15/52                     28,172
1,108,747
GS Mortgage-Backed Securities
Corp. Trust
Series 2021-PJ4, Class A8*‡
2.500%, 09/25/51                     980,493
427,132
GS Mortgage-Backed Securities
Trust
Series 2021-PJ11, Class A8*‡
2.500%, 04/25/52                     377,379
1,386,044
TOTAL RESIDENTIAL
MORTGAGE BACKED
SECURITIES
(Cost $1,561,874)
1,386,044
SOVEREIGN BONDS (3.8%)
Financials (2.0%)
1,000,000 African Development Bank
3.875%, 06/12/28 992,458
2,000,000 Asian Development Bank
2.750%, 01/19/28 1,957,229
1,000,000 Asian Infrastructure Investment
Bank
4.000%, 01/18/28 996,121
1,000,000 Development Bank of Japan, Inc.*
5.125%, 09/01/26 1,000,855
1,000,000 European Investment Bank
3.250%, 11/15/27 987,769
1,000,000 European Investment Bank
4.000%, 02/15/29 991,988
1,000,000 Kommunalbanken AS*
3.625%, 10/16/28 985,252
200,000 Kommunalbanken AS*
4.500%, 09/01/28 200,647
8,112,319
Other (1.8%)
500,000 Export Development Canada
3.875%, 02/14/28 496,957
1,000,000 Export Development Canada
4.125%, 02/13/29 994,711
1,003,000 Export-Import Bank of Korea
5.000%, 01/11/28 1,010,751
1,000,000 Inter-American Development Bank^
4.000%, 01/12/28 996,150

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 International Bank for
Reconstruction & Development
1.375%, 04/20/28 $ 952,465
1,000,000 International Finance Corp.
4.500%, 01/21/28 1,003,002
1,000,000 Nordic Investment Bank
3.750%, 05/09/30 977,882
1,000,000 Svensk Exportkredit AB
4.125%, 06/14/28 996,029
7,427,947
TOTAL SOVEREIGN BONDS
(Cost $15,652,180)
15,540,266
U.S. GOVERNMENT AND AGENCY SECURITIES (4.5%)
Other (4.5%)
Federal National Mortgage
Association
3,255,390 3.500%, 05/01/35 3,175,694
948,056 3.500%, 07/01/35 912,098
689,640 2.500%, 04/01/31 664,686
U.S. Treasury Notes
6,000,000 4.250%, 02/28/29^ 5,991,328
5,000,000 4.250%, 01/31/30^ 4,981,055
3,000,000 3.375%, 09/15/28 2,944,805
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $18,778,750)
18,669,666
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.9%)
12,060,375
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $12,060,375) $ 12,060,375
TOTAL INVESTMENTS (99.3%)
(Cost $413,827,876)
412,613,451
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.9%) (12,060,375)
OTHER ASSETS, LESS LIABILITIES (3.6%)
14,946,626
NET ASSETS (100.0%) $ 415,499,702
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
** Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31,
2026.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
^ Security, or portion of security, is on loan.
†† When-issued security.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
FUTURES CONTRACTS
NUMBER OF
CONTRACTS DESCRIPTION
EXPIRATION
DATE
NOTIONAL
VALUE
MARKET VALUE/
UNREALIZED
APPRECIATION
(DEPRECIATION)
Buys
100 U.S. Treasury Note
2-Year Sep 2026 $ 20,560,938 $ (79,144)
200 U.S. Treasury Note
5-Year Sep 2026 21,195,313 (173,142)
$ (252,286)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Securities 74 $ — $ 87,677,682 $ — $ 87,677,682
Bank Loans 50 — 42,893,389 — 42,893,389
Convertible Bond 1 — 979,210 — 979,210
Corporate Bonds 281 — 223,774,550 — 223,774,550
Municipal Obligations 32 — 9,632,269 — 9,632,269
Residential Mortgage Backed Securities 3 — 1,386,044 — 1,386,044
Sovereign Bonds 16 — 15,540,266 — 15,540,266
U.S. Government and Agency Securities 6 — 18,669,666 — 18,669,666
Investment of Cash Collateral for Securities Loaned 1 — 12,060,375 — 12,060,375
Total $ — $ 412,613,451 $ — $ 412,613,451
Liabilities: — — — —
Futures Contracts 2 $ 252,286 $ — $ — $ 252,286
Total $ 252,286 $ — $ — $ 252,286

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series,  Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible
Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Select Fund, International Growth Fund,
Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income
Opportunities Fund, and Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of
1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID
Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani
Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small
Cap Growth Fund only.
On April 8, 2026, The Trust's Board of Trustees (“Board” or “Trustees”) approved the conversion of Calamos Timpani SMID Growth Fund (“Timpani SMID
Growth Fund") into a newly-created exchange-traded fund, Calamos Timpani Active SMID Growth ETF (the “New ETF”), which is a series of Calamos ETF
Trust. The proposed conversion into the New ETF is subject to approval by the shareholders of Timpani SMID Growth Fund. A proxy statement/prospectus detailing the proposed conversion is expected to be mailed to Timpani SMID Growth Fund's shareholders on or about July 9, 2026, and a shareholder meeting is scheduled to be held on or about August 24, 2026. If shareholder approval of the proposed conversion is obtained, it is expected that the proposed conversion will take place at the close of business on or about September 18, 2026. In connection with the proposed conversion of the Fund into an ETF, Class A and Class R6 shares of the Fund will be consolidated into Class I shares of the Fund on or about September 11, 2026.
Fund Valuation. The Trustees, including a majority of the Trustees who are not “interested persons” of the Funds, have designated Calamos Advisors
LLC (“Calamos Advisors”, or the “Adviser”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As
“valuation designee” Calamos Advisors has adopted procedures consistent with ASC Topic 820: Fair Value Measurement  to guide the determination of the net asset value (“NAV”) on any day on which a Fund’s NAV is determined. The valuation of the Funds’ investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV.
Securities
traded in the over-the-counter market and quoted
on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing
Price, the last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
New purchases in third-party private funds ("Private Funds") may be valued at acquisition cost until a NAV is provided by the Private Fund's investment manager. Thereafter, investments in Private Funds are generally valued using the quarterly (or more frequent) NAV provided by the Private Funds (the
"practical expedient"), whose underlying investments are valued in a manner consistent with ASC 820: Fair Value Measurement , to determine the fair value of such interests. Calamos Advisors, as valuation designee, will review the practical expedient and determine reasonableness based on its knowledge of current market conditions and the individual characteristics of the applicable Private Fund. In circumstances where a Fund's valuation date is in between a date in which a Private Fund reports its NAV or such NAV is otherwise unavailable, Calamos Advisors shall consider whether an adjustment to the most recent NAV per share is appropriate, considering the practical expedient and adjusting in good faith based on factors Calamos Advisors deems appropriate.
Investments in equity or credit of privately held companies may be valued using the income approach, market approach, cost approach, option pricing approach, recent transaction approach, liquidation approach, or any other method of valuation deemed reasonable by Calamos Advisors, as valuation designee, to assess the valuation of the investment. With respect to private equity investments, an appropriate discount for lack of marketability will be applied to any approach which does not reflect such a discount. The security will be monitored daily for relevant news and valuation-affecting events.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
If the Adviser’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.
Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Private Investment Fund. The Funds may also invest in privately placed securities, including in third-party private funds ("Private Funds") that themselves invest in equity securities of privately held companies subject to applicable limits under the 1940 Act.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.
As of July 31, 2026, a Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
Note 2 – Short Sales
Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-
dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
Note 3 – Fair Value Measurements
Various inputs are used to determine the value of each Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including each Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund’s investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.
Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the fair value hierarchy table under net asset value in order to reconcile back to the Schedule of Investments.
The following description of investment categories should be read in conjunction with the Schedule of Investment.
Primary Investment - A newly established fund managed by a third-party manager which raises capital commitments from investors to invest in and acquire private companies